UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORTS - PERIOD ENDED SEPTEMBER 30, 2006

                       Extended Market Index Fund



[LOGO OF USAA]
    USAA(R)

                              USAA EXTENDED MARKET
                                    INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

                                                                      (Form N-Q)

 I N T R O D U C T I O N
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

         The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
         Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap), less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company with a substantially similar investment objective.

         Effective September 29, 2006, the Series is advised by BlackRock Advisors, LLC, an indirect wholly owned subsidiary of BlackRock, Inc. Prior to that date, Fund Asset Management, L.P. (FAM), an indirect wholly owned subsidiary of Merrill Lynch & Co. (ML & Co.), was the adviser of the Series. On September 29, 2006, BlackRock, Inc. consummated a transaction with ML & Co. whereby ML & Co.'s investment management business, including FAM, combined with that of BlackRock, Inc. to create a new independent company.

         FUND INVESTMENT
         ---------------

         At September 30, 2006, the Fund's investment in the Series was $221,790,091, at value, representing 75.74% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

         Following is the Portfolio of Investments of the Series as of September 30, 2006.

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
       COMMON STOCKS

       AEROSPACE - 0.7%
      2,400    Argon ST, Inc.(a)                                                    $     57,528
        200    Aerosonic Corp.(a)                                                          1,220
      2,500    Armor Holdings, Inc.(a)                                                   143,325
      3,000    Crane Co.                                                                 125,400
      1,600    Cubic Corp.                                                                31,328
      2,633    DRS Technologies, Inc.                                                    114,983
      1,500    EDO Corp.                                                                  34,320
      1,500    ESCO Technologies, Inc.(a)                                                 69,060
      1,200    EnPro Industries, Inc.(a)                                                  36,072
      1,000    Esterline Technologies Corp.(a)                                            33,760
     16,000    Garmin Ltd.(f)                                                            780,480
      4,800    GenCorp, Inc.(a)(f)                                                        61,632
      1,792    Heico Corp. Class A                                                        52,058
      2,100    K&F Industries Holdings, Inc.(a)                                           39,438
      2,700    KVH Industries, Inc.(a)                                                    34,425
      2,900    Kaman Corp. Class A                                                        52,229
        800    MTC Technologies, Inc.(a)                                                  19,232
      1,300    Metrologic Instruments, Inc.(a)                                            23,608
        700    SatCon Technology Corp.(a)                                                    707
        500    Spacehab, Inc.(a)                                                             370
      1,900    Teledyne Technologies, Inc.(a)                                             75,240
         41    Timco Aviation Services, Inc.(a)                                              158
      4,500    Trimble Navigation Ltd.(a)                                                211,860
      2,100    Veeco Instruments, Inc.(a)                                                 42,315
                                                                                    ------------
                                                                                       2,040,748
                                                                                    ------------
       AIR TRANSPORT - 0.6%
      2,100    AAR Corp.(a)                                                               50,064
     14,600    AMR Corp.(a)                                                              337,844
      2,900    AirTran Holdings, Inc.(a)                                                  28,768
      2,600    Aircastle Ltd.                                                             75,556
      1,300    Alaska Air Group, Inc.(a)                                                  49,452
      1,500    Atlas Air Worldwide Holdings, Inc.(a)                                      65,280
      1,200    Aviation General, Inc.(a)                                                       -
      6,070    Continental Airlines, Inc. Class B(a)                                     171,842
      2,495    EGL, Inc.(a)                                                               90,918
      1,600    ExpressJet Holdings, Inc.(a)                                               10,576
      3,200    Frontier Airlines Holdings, Inc.(a)                                        26,400
        700    Great Lakes Aviation Ltd.(a)                                                1,015
      7,302    Hawaiian Holdings, Inc.(a)                                                 30,376
     10,075    JetBlue Airways Corp.(a)(f)                                                93,395
      1,600    LMI Aerospace, Inc.(a)                                                     29,600
      1,400    MAIR Holdings, Inc.(a)                                                      7,994
      2,000    Mesa Air Group, Inc.(a)                                                    15,520
        800    Midwest Air Group, Inc.(a)                                                  6,304
        700    PHI, Inc.(a)                                                               21,329
      1,500    Pinnacle Airlines Corp.(a)                                                 11,115
      1,100    Republic Airways Holdings, Inc.(a)                                         17,072
      3,700    Skywest, Inc.                                                              90,724
      1,900    TransDigm Group, Inc.(a)                                                   46,398
      6,930    UAL Corp.(a)(f)                                                           184,130
      5,759    US Airways Group, Inc.(a)                                                 255,296
        200    Vanguard Airlines, Inc.(a)                                                      -
                                                                                    ------------
                                                                                       1,716,968
                                                                                    ------------
       APPAREL - 1.0%
      1,650    Aeropostale, Inc.(a)                                                       48,229
      3,400    Ashworth, Inc.(a)                                                          23,290
      6,050    bebe Stores, Inc.                                                         149,919
      1,800    Brown Shoe Co., Inc.                                                       64,512
        700    The Buckle, Inc.                                                           26,558
      3,400    CROCS, Inc.(a)(f)                                                         115,430
        900    Cache, Inc.(a)                                                             16,101
      2,500    Carter's, Inc.(a)                                                          65,975
      1,300    Cherokee, Inc.                                                             47,593
        400    Citi Trends, Inc.(a)                                                       13,804
      2,400    Columbia Sportswear Co.(a)                                                133,992
        700    Deckers Outdoor Corp.(a)                                                   33,124
        900    Dixie Group, Inc.(a)                                                       13,428
        900    Escalade, Inc.                                                              9,000
        600    Finlay Enterprises, Inc.(a)                                                 3,960
      4,217    Fossil, Inc.(a)                                                            90,834
      1,800    GSI Commerce, Inc.(a)                                                      26,712
      2,400    Guess?, Inc.(a)                                                           116,472
        600    Hampshire Group Ltd.(a)                                                     7,428
      2,100    Hartmarx Corp.(a)                                                          14,217
      3,300    Iconix Brand Group, Inc.(a)                                                53,130
      2,300    Innovo Group, Inc.(a)                                                         943
      3,000    J Crew Group, Inc.(a)                                                      90,210
      1,756    Jos. A. Bank Clothiers, Inc.(a)                                            52,610
      3,200    K-Swiss, Inc. Class A                                                      96,192
      1,600    Kellwood Co.                                                               46,128
      1,100    Kenneth Cole Productions, Inc. Class A                                     26,807
        500    Lacrosse Footwear, Inc.(a)                                                  6,115
      2,600    Maidenform Brands, Inc.(a)                                                 50,180
        800    Mossimo, Inc.(a)                                                            6,272
        800    Mothers Work, Inc.(a)                                                      38,496
      2,100    New York & Co.(a)                                                          27,468
      1,200    Oxford Industries, Inc.                                                    51,492
      1,600    Perry Ellis International, Inc.(a)                                         49,408
      2,600    Phillips-Van Heusen Corp.                                                 108,602
      1,000    Phoenix Footwear Group, Inc.(a)                                             4,670
      5,600    Polo Ralph Lauren Corp.                                                   362,264
      1,400    Quaker Fabric Corp.(a)                                                      1,568
      7,100    Quiksilver, Inc.(a)                                                        86,265
      1,000    Rocky Brands, Inc.(a)                                                      11,970
      2,700    Skechers U.S.A., Inc. Class A(a)                                           63,477
      1,600    Stage Stores, Inc.                                                         46,944
      1,800    Steven Madden Ltd.                                                         70,632
      2,400    Stride Rite Corp.                                                          33,504
      1,500    Superior Uniform Group, Inc.                                               18,615
        200    Tandy Brands Accessories, Inc.                                              2,126
      2,400    Timberland Co. Class A(a)                                                  69,048
      1,400    True Religion Apparel, Inc.(a)(f)                                          29,554
      3,700    Under Armour, Inc. Class A(a)                                             148,074
      3,200    Unifi, Inc.(a)                                                              7,680
      2,300    Volcom, Inc.(a)                                                            51,842
      4,200    The Warnaco Group, Inc.(a)                                                 81,228
        300    Weyco Group, Inc.                                                           6,711
      3,600    Wolverine World Wide, Inc.                                                101,916
        200    Xerium Technologies, Inc.                                                   2,216
                                                                                    ------------
                                                                                       2,924,935
                                                                                    ------------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
       BANKS - 4.5%
        800    Alabama National Bancorp.                                            $     54,600
        200    Ameriana Bancorp                                                            2,700
        400    American National Bankshares, Inc.                                          9,472
        700    AmericanWest Bancorp                                                       14,875
        720    Ameris Bancorp                                                             19,591
        700    Ames National Corp.                                                        14,896
        457    Arrow Financial Corp.                                                      11,598
      7,359    Associated Banc-Corp.                                                     239,167
      1,200    BCSB Bankcorp, Inc.                                                        14,832
      1,000    BWC Financial Corp.                                                        41,480
      1,000    Bancfirst Corp.                                                            46,720
        400    The Bancorp, Inc.(a)                                                       10,196
      5,500    Bancorpsouth, Inc.                                                        152,680
      6,100    Bank Mutual Corp.                                                          73,993
        781    Bank of Granite Corp.                                                      13,695
      3,100    Bank of Hawaii Corp.                                                      149,296
      3,800    BankAtlantic Bancorp, Inc. Class A                                         54,036
      1,000    BankFinancial Corp.                                                        17,490
        200    Bar Harbor Bankshares                                                       5,960
        300    Berkshire Bancorp, Inc.                                                     4,800
      3,400    Boston Private Financial Holdings, Inc.                                    94,792
      3,499    Brookline Bancorp, Inc.                                                    48,111
        500    Bryn Mawr Bank Corp.                                                       11,050
      2,800    CFS Bancorp, Inc.                                                          41,412
        300    Camden National Corp.                                                      12,060
      1,100    Capital Bank Corp.                                                         19,327
        625    Capital City Bank Group, Inc.                                              19,437
        400    Capital Crossing Bank(a)                                                   11,640
        420    Capitol Bancorp Ltd.                                                       18,690
      4,840    Capitol Federal Financial                                                 172,110
      1,400    Cardinal Financial Corp.                                                   15,344
        210    Carrollton Bancorp                                                          3,675
      1,000    Cascade Bancorp                                                            37,460
      2,600    Centennial Bank Holdings, Inc.(a)                                          25,168
      2,846    Center Bancorp, Inc.                                                       46,674
        900    Center Financial Corp.                                                     21,402
      1,300    Century Bancorp, Inc. Class A                                              33,150
      1,113    Chemical Financial Corp.                                                   33,034
      2,333    Chittenden Corp.                                                           66,934
        600    Citizens & Northern Corp.                                                  13,368
      3,800    Citizens Banking Corp.                                                     99,788
      2,428    Citizens South Banking Corp.                                               31,564
      1,500    City Holding Co.                                                           59,805
      2,900    City National Corp.                                                       194,474
        300    CityBank                                                                   14,091
        980    Clifton Savings Bancorp, Inc.                                              10,996
      1,250    CoBiz, Inc.                                                                28,575
      8,655    The Colonial BancGroup, Inc.                                              212,047
        500    Colony Bankcorp, Inc.                                                      10,450
      1,530    Columbia Banking System, Inc.                                              48,975
        100    Comm Bancorp, Inc.                                                          4,000
      4,704    Commerce Bancshares, Inc.                                                 237,881
        456    Commercial Bankshares, Inc.                                                16,265
        100    Commercial National Financial Corp.                                         1,925
        400    Community Bancorp(a)                                                       12,204
      1,000    Community Bancorp Inc.                                                     40,880
      1,600    Community Bank System, Inc.                                                35,456
      1,205    Community Banks, Inc.                                                      32,294
        880    Community Trust Bancorp, Inc.                                              33,132
      5,000    Corus Bankshares, Inc.(f)                                                 111,800
      3,340    Cullen/Frost Bankers, Inc.                                                193,119
     10,750    Doral Financial Corp.                                                      70,842
      4,290    East-West Bancorp, Inc.                                                   169,927
      1,400    EuroBancshares, Inc.(a)                                                    13,258
        250    Exchange National Bancshares, Inc.                                          7,600
      2,985    F.N.B. Corp.                                                               49,730
        300    FNB Corp.                                                                  10,803
      1,406    FNB Financial Services Corp.                                               20,739
        300    FNB United Corp.                                                            5,589
        300    Farmers Capital Bank Corp.                                                 10,158
      2,000    Financial Institutions, Inc.                                               46,720
        600    First BanCorp, North Carolina                                              12,228
      4,800    First BanCorp, Puerto Rico                                                 53,088
        750    First Busey Corp.                                                          17,033
      3,200    First Cash Financial Services, Inc.(a)                                     65,888
      3,000    First Charter Corp.                                                        72,180
        700    First Citizens BancShares, Inc. Class A                                   133,770
      4,100    First Commonwealth Financial Corp.                                         53,423
      1,200    First Federal Bancshares of Arkansas, Inc.                                 27,732
      2,410    First Financial Bancorp                                                    38,343
        466    First Financial Bankshares, Inc.                                           17,778
        326    First Financial Service Corp.                                               9,549
        600    First M&F Corp.                                                            10,968
        815    First Merchants Corp.                                                      19,275
      2,775    First Midwest Bancorp, Inc.                                               105,145
      1,210    First Mutual Bancshares, Inc.                                              32,670
      4,106    First Niagara Financial Group, Inc.                                        59,865
        200    The First of Long Island Corp.                                              8,698
        600    First Regional Bancorp(a)                                                  20,442
      2,300    First Republic Bank                                                        97,888
        600    First South Bancorp, Inc.(f)                                               18,354
      2,200    First State Bancorp.                                                       57,134
      1,084    FirstBank NW Corp.                                                         30,179
      4,300    FirstMerit Corp.                                                           99,631
        500    Flag Financial Corp.                                                       12,520
      2,900    Franklin Bank Corp.(a)                                                     57,652
      1,800    Frontier Financial Corp.                                                   46,692
     12,111    Fulton Financial Corp.                                                    196,077
        661    German American Bancorp, Inc.                                               9,327
        600    Great Southern Bancorp, Inc.                                               16,860
      2,664    Greater Bay Bancorp                                                        75,151
        456    Greater Community Bancorp                                                   6,908
      1,600    Hancock Holding Co.                                                        85,680
      2,856    Hanmi Financial Corp.                                                      55,978
      1,400    Harbor Florida Bancshares, Inc.                                            62,034
      1,698    Harleysville National Corp.                                                34,130
        700    Heritage Commerce Corp.                                                    16,198
      1,200    Home Federal Bancorp                                                       33,300
        500    Horizon Financial Corp.                                                    14,930

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
     42,794    Hudson City Bancorp, Inc.                                            $    567,021
        800    Independent Bank Corp.                                                     26,016
      2,200    Integra Bank Corp.                                                         55,616
        975    Interchange Financial Services Corp.                                       22,055
      2,175    Internet Capital Group, Inc.(a)                                            20,554
      1,200    Intervest Bancshares Corp.(a)                                              52,272
      1,500    Irwin Financial Corp.                                                      29,340
      2,500    Jefferson Bancshares, Inc.                                                 33,275
      4,500    Kearny Financial Corp.                                                     68,310
        500    LSB Bancshares, Inc.                                                        8,525
        500    Lakeland Financial Corp.                                                   11,755
        250    MASSBANK Corp.                                                              8,145
        750    Macatawa Bank Corp.                                                        17,168
        763    MainSource Financial Group, Inc.                                           12,948
      1,115    Mercantile Bank Corp.                                                      44,098
      6,349    Mercantile Bankshares Corp.                                               230,278
        350    Merchants Bancshares, Inc.                                                  8,225
      1,400    Mid-State Bancshares                                                       38,304
      1,000    Midwest Banc Holdings, Inc.                                                24,420
      1,460    NBT Bancorp, Inc.                                                          33,960
      3,100    Nara Bancorp, Inc.                                                         56,699
      1,733    National Penn Bancshares, Inc.                                             34,011
      6,500    Netbank, Inc.                                                              39,325
      5,400    NewAlliance Bancshares, Inc.                                               79,110
      1,000    NewMil Bancorp, Inc.                                                       41,010
      2,200    North Valley Bancorp                                                       38,720
        300    Northern States Financial Corp.                                             5,670
        157    Norwood Financial Corp.                                                     4,861
        700    OceanFirst Financial Corp.                                                 15,015
        875    Ohio Valley Banc Corp.                                                     22,006
      4,332    Old National Bancorp                                                       82,741
      1,800    Old Second Bancorp, Inc.                                                   53,928
        546    Omega Financial Corp.                                                      16,418
      1,394    Oriental Financial Group                                                   16,616
      2,060    PFF Bancorp, Inc.                                                          76,302
      1,000    Pamrapo Bancorp, Inc.                                                      19,100
        830    Park National Corp.                                                        83,075
        300    Parkvale Financial Corp.                                                    9,615
        563    Peapack Gladstone Financial Corp.                                          13,777
        800    Pennfed Financial Services, Inc.                                           13,416
        400    Pennsylvania Commerce Bancorp, Inc.(a)                                     10,500
        200    Peoples Bancorp                                                             4,010
        595    Peoples Bancorp, Inc.                                                      17,392
        242    Peoples Bancorp of North Carolina, Inc.                                     6,536
      1,120    Peoples Banctrust Co., Inc.                                                21,112
      9,213    People's Bank                                                             364,927
      1,200    Peoples Financial Corp.                                                    30,480
        380    Pinnacle Financial Partners, Inc.(a)                                       13,604
      2,800    Placer Sierra Bancshares                                                   62,188
     19,539    Popular, Inc.                                                             379,838
      1,000    Preferred Bank                                                             59,970
      2,000    PrivateBancorp, Inc.                                                       91,440
      1,600    Prosperity Bancshares, Inc.                                                54,464
      2,756    Provident Bankshares Corp.                                                102,110
      2,503    Provident New York Bancorp                                                 34,241
      3,100    Prudential Bancorp, Inc. of Pennsylvania                                   40,827
      6,773    Republic Bancorp, Inc.                                                     90,284
      1,284    Republic Bancorp, Inc. Class A                                             27,157
      2,860    Republic First Bancorp, Inc.(a)                                            37,924
      1,300    Rockville Financial, Inc.                                                  18,837
        748    Royal Bancshares of Pennsylvania Class A                                   20,263
      1,500    S&T Bancorp, Inc.                                                          48,750
      6,000    S1 Corp.(a)                                                                27,660
      1,975    SVB Financial Group(a)                                                     88,164
        210    SY Bancorp, Inc.                                                            6,231
        750    Sandy Spring Bancorp, Inc.                                                 26,520
        151    Savannah Bancorp, Inc.                                                      5,037
        970    Seacoast Banking Corp. of Florida                                          29,294
        450    Shore Bancshares, Inc.                                                     12,825
      2,400    Signature Bank(a)                                                          74,232
        500    Simmons First National Corp. Class A                                       14,505
      6,604    Sky Financial Group, Inc.                                                 164,440
      6,055    The South Financial Group, Inc.                                           157,612
        500    Southside Bancshares, Inc.                                                 13,345
      1,900    Southwest Bancorp, Inc.                                                    49,058
        132    Southwest Georgia Financial Corp.                                           2,970
        725    State Bancorp, Inc.                                                        14,834
      2,605    Sterling Bancorp                                                           51,214
      4,250    Sterling Bancshares, Inc.                                                  86,063
        700    Suffolk Bancorp                                                            22,344
      1,800    Summit Bancshares, Inc.                                                    50,616
        500    Summit Financial Group, Inc.                                                9,180
      1,188    Sun Bancorp, Inc.(a)                                                       22,370
      1,000    Superior Bancorp(a)                                                        11,500
      2,972    Susquehanna Bancshares, Inc.                                               72,636
      7,990    TCF Financial Corp.                                                       210,057
     16,614    TD Banknorth, Inc.                                                        479,812
      1,500    Texas Capital Bancshares, Inc.(a)                                          28,080
      2,897    Texas Regional Bancshares, Inc. Class A                                   111,390
      1,400    Texas United Bancshares, Inc.                                              46,186
        632    Tompkins Trustco, Inc.                                                     28,724
        900    Trico Bancshares                                                           22,275
      5,260    TrustCo Bank Corp. NY                                                      57,018
      3,400    Trustmark Corp.                                                           106,862
      7,350    UCBH Holdings, Inc.                                                       128,331
      2,620    UMB Financial Corp.                                                        95,813
      1,183    USB Holding Co., Inc.                                                      26,097
      4,536    Umpqua Holdings Corp.                                                     129,730
        500    Union Bankshares Corp.                                                     22,160
     10,100    UnionBanCal Corp.                                                         615,090
        306    United Bancorp, Inc.                                                        3,274
      3,400    United Bankshares, Inc.                                                   126,548
      1,632    United Community Financial Corp.                                           20,106
      8,202    Valley National Bancorp                                                   209,725
        600    Vineyard National Bancorp                                                  15,576
      2,546    Virginia Commerce Bancorp(a)                                               56,521
        450    Virginia Financial Group, Inc.                                             12,357
        900    WSFS Financial Corp.                                                       55,971
        800    Washington Trust Bancorp, Inc.                                             21,208
      1,300    WesBanco, Inc.                                                             37,986

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        800    West Coast Bancorp                                                   $     24,432
      1,800    Westamerica Bancorp.                                                       90,918
      1,300    Western Alliance Bancorp(a)                                                42,770
      3,825    Whitney Holding Corp.                                                     136,820
      3,700    Wilmington Trust Corp.                                                    164,835
      2,300    Wilshire Bancorp, Inc.                                                     43,792
      2,050    Wintrust Financial Corp.                                                  102,808
        800    Yardville National Bancorp                                                 28,528
                                                                                    ------------
                                                                                      13,201,704
                                                                                    ------------
       BUSINESS MACHINES - 1.3%
     12,590    3Com Corp.(a)                                                              55,522
      2,200    3D Systems Corp.(a)                                                        40,348
      3,700    ActivIdentity Corp.(a)                                                     17,390
      7,700    Adaptec, Inc.(a)                                                           33,957
        500    American Railcar Industries, Inc.                                          14,555
      5,000    American Software Class A                                                  34,250
      1,300    Analogic Corp.                                                             66,716
      2,400    Arbitron, Inc.                                                             88,824
      2,615    Avici Systems, Inc.(a)                                                     22,620
      3,200    Avocent Corp.(a)                                                           96,384
     26,840    BEA Systems, Inc.(a)                                                      407,968
      1,700    Black Box Corp.                                                            66,164
      4,800    Borland Software Corp.(a)                                                  27,504
        600    California First National Bancorp                                           8,940
      1,750    Charles & Colvard Ltd.                                                     19,915
        700    Communication Intelligence(a)                                                 196
      1,900    Computer Horizons Corp.(a)                                                  7,600
      3,900    Concurrent Computer Corp.(a)                                                6,903
      2,100    Convera Corp.(a)(f)                                                        11,109
      2,775    Cray, Inc.(a)                                                              30,858
      3,700    Diebold, Inc.                                                             161,061
        900    Digi International, Inc.(a)                                                12,150
      3,600    Digital Lightwave, Inc.(a)(f)                                                 828
      2,300    Emageon, Inc.(a)                                                           35,857
         30    Exabyte Corp.(a)                                                                -
      3,751    Fair Isaac Corp.                                                          137,174
      4,100    Flow International Corp.(a)                                                53,177
      7,900    Foundry Networks, Inc.(a)                                                 103,885
     14,700    Gateway, Inc.(a)                                                           27,783
      2,900    Hanger Orthopedic Group, Inc.(a)                                           19,082
      3,100    Hypercom Corp.(a)                                                          21,018
      8,000    IKON Office Solutions, Inc.                                               107,520
      4,300    Immersion Corp.(a)                                                         30,745
      4,800    Input/Output, Inc.(a)                                                      47,664
      8,970    Integrated Device Technology, Inc.(a)                                     144,058
      2,200    InterVoice, Inc.(a)                                                        13,948
      2,316    Intergraph Corp.(a)                                                        99,310
      3,060    Iomega Corp.(a)                                                             8,905
      1,400    iRobot Corp.(a)(f)                                                         28,084
      6,000    LTX Corp.(a)                                                               30,060
      2,100    Lantronix, Inc.(a)                                                          3,129
      2,000    MIPS Technologies, Inc.(a)                                                 13,500
        200    MTI Technology Corp.(a)                                                       190
      9,410    McData Corp.(a)                                                            47,332
     11,149    Microchip Technology, Inc.                                                361,451
      2,500    Micros Systems, Inc.(a)                                                   122,300
      6,200    Napster, Inc.(a)                                                           26,474
      7,500    Network Engines, Inc.(a)                                                   15,825
      2,400    Omnicell, Inc.(a)                                                          42,936
      1,000    PAR Technology Corp.(a)                                                     9,070
      3,826    Palm, Inc.(a)                                                              55,707
      3,385    Premiere Global Services, Inc.(a)                                          29,382
      2,300    Rackable Systems, Inc.(a)                                                  62,951
        700    Rimage Corp.(a)                                                            15,694
      7,343    Salesforce.com, Inc.(a)                                                   263,467
      1,200    Scansource, Inc.(a)                                                        36,396
      1,200    Sigma Designs, Inc.(a)                                                     17,940
      2,600    Spatialight, Inc.(a)(f)                                                     5,252
        445    SumTotal Systems, Inc.(a)                                                   3,315
      2,955    Sybase, Inc.(a)                                                            71,629
      3,500    Tech Data Corp.(a)                                                        127,855
     12,600    Total System Services, Inc.                                               287,658
        940    Transact Technologies, Inc.(a)                                              8,366
      4,700    VeriFone Holdings, Inc.(a)                                                134,185
      2,075    Vitria Technology, Inc.(a)                                                  5,582
      3,250    Web.com, Inc.(a)                                                           13,520
      3,100    White Electronic Designs Corp.(a)                                          15,407
                                                                                    ------------
                                                                                       3,936,545
                                                                                    ------------
       BUSINESS SERVICES - 9.8%
      3,500    @Road, Inc.(a)                                                             20,440
      2,840    24/7 Real Media, Inc.(a)                                                   24,254
      1,000    4Kids Entertainment, Inc.(a)                                               16,500
      2,900    ABM Industries, Inc.                                                       54,404
      3,400    AMICAS, Inc.(a)                                                            10,132
      1,920    AMN Healthcare Services, Inc.(a)                                           45,600
     11,100    Aastrom Biosciences, Inc.(a)                                               12,876
     59,000    Accenture Ltd. Class A                                                  1,870,890
      3,700    Actuate Corp.(a)                                                           16,354
         40    Adept Technology, Inc.(a)                                                     437
      4,590    Adesa, Inc.                                                               106,075
      1,800    Administaff, Inc.                                                          60,660
      1,900    Advent Software, Inc.(a)                                                   68,799
      1,000    The Advisory Board Co.(a)                                                  50,520
      1,800    Advo, Inc.                                                                 50,364
      6,300    Aether Holdings, Inc.(a)                                                   37,422
      3,260    Affymetrix, Inc.(a)                                                        70,286
      3,300    Agile Software Corp.(a)                                                    21,549
     10,800    Akamai Technologies, Inc.(a)                                              539,892
      1,800    Aksys Ltd.(a)(f)                                                            1,368
      2,300    Alderwoods Group, Inc.(a)                                                  45,609
      3,400    Alfacell Corp.(a)(f)                                                        4,692
      3,900    Alliance Data Systems Corp.(a)                                            215,241
      1,000    The Allied Defense Group, Inc.(a)                                          16,450
      3,100    Allied Healthcare International, Inc.(a)                                    6,169
        700    Alnylam Pharmaceuticals, Inc.(a)                                           10,087
      2,500    Alteon, Inc.(a)(f)                                                            475

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      2,800    Altiris, Inc.(a)                                                     $     59,052
        600    Ambassadors International, Inc.                                            18,954
      1,960    American Ecology Corp.                                                     38,690
         48    American Independence Corp.(a)                                                547
      2,100    American Reprographics Co.(a)                                              67,326
      1,400    American Superconductor Corp.(a)(f)                                        12,964
        200    Analysts International Corp.(a)                                               422
        700    Angelica Corp.                                                             11,907
      1,000    Ansoft Corp.(a)                                                            24,910
      2,600    answerthink, Inc.(a)                                                        6,994
      2,600    Ansys, Inc.(a)                                                            114,868
      4,845    aQuantive, Inc.(a)                                                        114,439
     11,990    Aramark Corp.                                                             393,991
      4,700    Arbinet-Thexchange, Inc.(a)                                                24,534
      4,154    Ariba, Inc.(a)                                                             31,113
      6,271    Art Technology Group, Inc.(a)                                              16,054
      3,900    Aspen Technology, Inc.(a)                                                  42,588
      9,400    Atari, Inc.(a)                                                              5,452
      2,600    Audible, Inc.(a)(f)                                                        18,876
      2,000    Authentidate Holding Corp.(a)                                               3,280
      3,900    The BISYS Group, Inc.(a)                                                   42,354
      1,700    Bankrate, Inc.(a)                                                          45,152
        102    Baran Group Ltd.(a)                                                         1,275
        600    Barrett Business Services(a)                                               12,882
      9,900    BearingPoint, Inc.(a)                                                      77,814
      1,448    Blackbaud, Inc.                                                            31,841
      1,300    Blackboard, Inc.(a)                                                        34,450
        870    Blue Coat Systems, Inc.(a)                                                 15,669
        100    Bottomline Technologies, Inc.(a)                                              976
      2,100    Bowne & Co., Inc.                                                          29,988
      1,400    Bright Horizons Family Solutions, Inc.(a)                                  58,422
      2,400    The Brink's Co.                                                           127,344
     15,300    Brocade Communications Systems, Inc.(a)                                   108,018
      6,500    Brookdale Senior Living, Inc.                                             301,730
      1,150    Bsquare Corp.(a)                                                            2,311
      1,800    CACI International, Inc. Class A(a)                                        99,018
      7,845    CBIZ, Inc.(a)                                                              57,268
      1,200    CDI Corp.                                                                  24,852
      4,645    CDW Corp.                                                                 286,504
      2,200    COMSYS IT Partners, Inc.(a)                                                37,818
        900    CRA International, Inc.(a)                                                 42,894
      2,765    CSG Systems International, Inc.(a)                                         73,079
         46    Callwave, Inc.(a)                                                             122
      4,268    Career Education Corp.(a)                                                  96,030
      4,500    Carreker Corp.(a)                                                          27,630
      1,300    Casella Waste Systems, Inc.(a)                                             13,442
      2,400    Catalina Marketing Corp.                                                   66,000
      1,000    Catapult Communications Corp.(a)                                            8,360
      2,500    Cbeyond Communications, Inc.(a)                                            68,625
      3,550    Cell Genesys, Inc.(a)(f)                                                   16,223
      7,700    Ceridian Corp.(a)                                                         172,172
      5,100    Cerner Corp.(a)                                                           231,540
      4,990    CheckFree Corp.(a)                                                        206,187
      1,400    Chemed Corp.                                                               45,164
      2,700    Chipotle Mexican Grill, Inc. Class A(a)(f)                                134,109
      4,533    ChoicePoint, Inc.(a)                                                      162,281
      4,300    Chordiant Software, Inc.(a)                                                13,201
      3,800    Ciber, Inc.(a)                                                             25,194
      1,300    Clean Harbors, Inc.(a)                                                     56,615
     23,700    Clear Channel Outdoor Holdings, Inc. Class A(a)                           483,480
        800    Click Commerce, Inc.(a)(f)                                                 18,096
      4,900    Cogent Communications Group, Inc.(a)                                       56,791
      4,900    Cogent, Inc.(a)                                                            67,277
      6,400    Cognizant Technology Solutions Corp.(a)                                   473,984
      1,700    Collectors Universe                                                        23,715
      1,300    Computer Programs & Systems, Inc.                                          42,601
      1,900    Concur Technologies, Inc.(a)                                               27,645
      3,600    Connetics Corp.(a)                                                         39,240
      5,150    Copart, Inc.(a)                                                           145,178
      7,406    Corillian Corp.(a)                                                         20,292
      3,335    Corinthian Colleges, Inc.(a)                                               36,051
        800    Cornell Cos., Inc.(a)                                                      13,824
      2,300    Corporate Executive Board Co.                                             206,793
      1,100    CoStar Group, Inc.(a)                                                      45,452
        337    Courier Corp.                                                              12,516
      1,600    Covansys Corp.(a)                                                          27,424
      1,300    Credit Acceptance Corp.(a)                                                 38,584
      1,900    Cross Country Healthcare, Inc.(a)                                          32,300
      8,700    CuraGen Corp.(a)                                                           29,928
      1,900    Cybersource Corp.(a)                                                       22,477
        440    DG FastChannel, Inc.(a)                                                     4,642
      1,000    DSL.Net, Inc.(a)                                                               29
      3,800    DST Systems, Inc.(a)                                                      234,346
      2,700    DeVry, Inc.(a)                                                             57,429
        100    Deltathree, Inc. Class A(a)                                                   170
      2,900    Deluxe Corp.                                                               49,590
      2,600    Dendrite International, Inc.(a)                                            25,428
      4,100    Digimarc Corp.(a)                                                          31,775
      2,500    Digital Insight Corp.(a)                                                   73,300
      2,000    Digital River, Inc.(a)                                                    102,240
      3,779    Digitas, Inc.(a)                                                           36,354
     19,634    Discovery Holding Co.(a)                                                  283,908
      2,400    Diversa Corp.(a)                                                           19,248
      2,500    DocuCorp International, Inc.(a)                                            19,500
      2,300    Dollar Financial Corp.(a)                                                  50,186
      3,900    Dot Hill Systems Corp.(a)                                                  15,210
      3,400    Dun & Bradstreet Corp.(a)                                                 254,966
      3,000    Dyax Corp.(a)                                                               9,990
      1,800    EPIQ Systems, Inc.(a)                                                      26,478
      1,775    EVCI Career Colleges Holding Corp.(a)                                       1,093
      7,700    Earthlink, Inc.(a)                                                         55,979
         10    EasyLink Services Corp.(a)                                                     38
      2,500    Echelon Corp.(a)                                                           20,550
      2,600    Eclipsys Corp.(a)                                                          46,566
      1,200    eCollege.com, Inc.(a)                                                      19,188
        600    Ediets.Com, Inc.(a)                                                         1,980
        700    Educate, Inc.(a)                                                            5,593
      3,100    eFunds Corp.(a)                                                            74,958
         20    Egain Communications Corp.(a)                                                  26
         40    eLoyalty Corp.(a)                                                             724

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      4,500    Embarcadero Technologies, Inc.(a)                                    $     36,990
     19,492    Emdeon Corp.(a)                                                           228,251
        626    eMerge Interactive, Inc.(a)                                                 1,152
      7,600    Encysive Pharmaceuticals, Inc.(a)(f)                                       32,680
      2,300    Ennis, Inc.                                                                49,795
      4,200    Entrust, Inc.(a)                                                           14,532
      3,800    Epicor Software Corp.(a)                                                   49,818
      2,975    eResearch Technology, Inc.(a)                                              24,127
      1,300    Essex Corp.(a)                                                             22,620
      2,945    Euronet Worldwide, Inc.(a)                                                 72,300
          2    Evolve Software, Inc.(a)                                                        -
      3,200    Evolving Systems, Inc.(a)                                                   3,104
      6,900    Exelixis, Inc.(a)                                                          60,099
        900    Exponent, Inc.(a)                                                          15,003
      1,800    F5 Networks, Inc.(a)                                                       96,696
      1,600    FTD Group, Inc.(a)                                                         24,720
      2,050    FTI Consulting, Inc.(a)                                                    51,373
      3,350    Factset Research Systems, Inc.                                            162,710
      2,800    FalconStor Software, Inc.(a)                                               21,532
     10,900    Fidelity National Information Services, Inc.                              403,300
      2,905    Filenet Corp.(a)                                                          101,181
      3,700    First Advantage Corp. Class A(a)                                           77,182
      1,500    First Consulting Group, Inc.(a)                                            14,625
        108    Five Star Quality Care, Inc.(a)                                             1,162
      1,300    Forrester Research, Inc.(a)                                                34,203
      3,300    Franklin Covey Co.(a)                                                      18,117
      2,100    G&K Services, Inc. Class A                                                 76,503
      3,900    GP Strategies Corp.(a)                                                     29,133
      1,103    GSE Systems, Inc.(a)                                                        3,971
      1,700    GTSI Corp.(a)                                                              14,314
      3,260    Gaiam, Inc.(a)                                                             42,087
      2,700    Gentiva Health Services, Inc.(a)                                           44,388
      1,200    The Geo Group, Inc.(a)                                                     50,700
      2,200    Gevity HR, Inc.                                                            50,116
        100    Gliatech, Inc.(a)                                                               -
      3,900    Global Cash Access, Inc.(a)                                                58,851
      4,100    Global Imaging Systems, Inc.(a)                                            90,487
      5,620    Global Payments, Inc.                                                     247,336
        300    Globix Corp.(a)                                                             1,395
      1,800    Greenfield Online, Inc.(a)                                                 18,702
        200    Gulfport Energy Corp.(a)                                                    2,318
      6,400    Hansen Natural Corp.(a)                                                   207,552
      3,400    Harris Interactive, Inc.(a)                                                20,740
      4,300    Harte-Hanks, Inc.                                                         113,305
      1,800    Heidrick & Struggles International, Inc.(a)                                64,800
      7,220    Hewitt Associates, Inc. Class A(a)                                        175,157
      2,100    Horizon Health Corp.(a)                                                    32,067
      3,200    Hudson Highland Group, Inc.(a)                                             31,360
      1,700    Huron Consulting Group, Inc.(a)                                            66,640
      4,279    Hyperion Solutions Corp.(a)                                               147,540
      2,300    i2 Technologies, Inc.(a)                                                   43,079
     22,377    IAC/InterActiveCorp.(a)                                                   643,563
        800    ICT Group, Inc.(a)                                                         25,176
      3,100    IHS, Inc. Class A(a)                                                       99,448
      1,580    IPIX Corp.(a)(f)                                                                -
      2,610    ITT Educational Services, Inc.(a)                                         173,043
      2,000    Idenix Pharmaceuticals, Inc.(a)                                            19,400
      2,100    iGate Corp.(a)                                                             10,374
      2,800    I-many, Inc.(a)                                                             5,600
      2,000    Imergent, Inc.(a)                                                          28,260
      3,900    InFocus Corp.(a)                                                           11,154
      1,400    Indus International, Inc.(a)                                                3,514
      1,000    Infinity Pharmaceuticals, Inc.(a)                                          13,500
      1,600    Infocrossing, Inc.(a)                                                      21,456
      4,800    Informatica Corp.(a)                                                       65,232
      2,700    Inforte Corp.(a)                                                           11,151
      1,840    Infospace, Inc.(a)                                                         33,930
      3,200    infoUSA, Inc.                                                              26,560
      5,600    Innerworkings, Inc.(a)                                                     65,800
      1,093    Innovative Solutions & Support, Inc.(a)                                    15,881
      1,800    Insteel Industries, Inc.                                                   35,766
        366    Insure.com, Inc.(a)                                                         1,003
         83    Insweb Corp.(a)                                                               177
        600    Integral Systems, Inc.                                                     18,756
      3,700    Integrated Alarm Services Group, Inc.(a)(f)                                14,430
      2,400    Interactive Intelligence, Inc.(a)                                          27,744
        500    Interchange Corp.(a)                                                        2,360
      4,200    Intermec, Inc.(a)                                                         110,712
      2,010    Internap Network Services Corp.(a)                                         30,592
      3,500    Internet Security Systems, Inc.(a)                                         97,160
      1,000    Intersections, Inc.(a)                                                      9,230
      1,000    Intervideo, Inc.(a)                                                        12,740
      2,800    Interwoven, Inc.(a)                                                        30,884
      1,400    Intevac, Inc.(a)                                                           23,520
         25    Intrusion, Inc.(a)                                                              8
      2,280    inVentiv Health, Inc.(a)                                                   73,028
      3,000    Invitrogen Corp.(a)                                                       190,230
      3,600    Ipass, Inc.(a)                                                             16,848
      8,550    Iron Mountain, Inc.(a)                                                    367,137
      1,900    JDA Software Group, Inc.(a)                                                29,298
      3,600    Jack Henry & Associates, Inc.                                              78,372
      2,885    Jacobs Engineering Group, Inc.(a)                                         215,596
      1,700    John H. Harland Co.                                                        61,965
      1,900    Jupitermedia Corp.(a)                                                      16,454
      1,300    Kanbay International, Inc.(a)                                              26,728
      3,636    Keane, Inc.(a)                                                             52,395
      2,000    Kelly Services, Inc. Class A                                               54,820
      1,900    Kenexa Corp.(a)                                                            47,918
      1,300    Keryx Biopharmaceuticals, Inc.(a)                                          15,379
      1,300    Keynote Systems, Inc.(a)                                                   13,689
      3,970    Kforce, Inc.(a)                                                            47,362
      3,627    Kinder Morgan Management LLC(a)                                           153,132
      1,700    Kintera, Inc.(a)                                                            2,924
      3,300    Knology, Inc.(a)                                                           32,736
      1,400    Korn/Ferry International(a)                                                29,316
      1,875    Kronos, Inc.(a)                                                            63,919
      5,551    L-1 Identity Solutions, Inc.(a)                                            72,441
      1,300    LECG Corp.(a)                                                              24,388
         42    LQ Corp., Inc.(a)                                                              53
      3,200    Labor Ready, Inc.(a)                                                       50,976

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      7,707    Lamar Advertising Co. Class A(a)                                     $    411,631
      2,900    Laureate Education, Inc.(a)                                               138,794
      8,000    Lawson Software, Inc.(a)                                                   58,000
        900    Layne Christensen Co.(a)                                                   25,713
      3,800    Learning Tree International, Inc.(a)                                       30,894
        100    Level 8 Systems, Inc.(a)                                                        2
      2,419    Lightbridge, Inc.(a)                                                       28,351
      1,500    Lincoln Educational Services Corp.(a)                                      24,540
      2,700    Lionbridge Technologies, Inc.(a)                                           20,601
      5,600    LivePerson, Inc.(a)                                                        30,128
      2,200    LoJack Corp.(a)                                                            43,098
      1,342    Looksmart(a)                                                                3,945
      1,100    Loudeye Corp.(a)                                                            4,895
      1,200    Luminex Corp.(a)                                                           21,876
        900    MAXIMUS, Inc.                                                              23,490
      4,400    MIVA, Inc.(a)                                                              14,520
      3,500    MPS Group, Inc.(a)                                                         52,885
      2,400    MRO Software, Inc.(a)                                                      61,608
        200    MWI Veterinary Supply, Inc.(a)                                              6,706
      2,400    Macquarie Infrastructure Co. Trust                                         74,832
      1,690    Macrovision Corp.(a)                                                       40,036
      2,040    Magma Design Automation, Inc.(a)                                           18,564
      3,900    Management Network Group, Inc.(a)                                           6,474
      1,700    Manhattan Associates, Inc.(a)                                              41,038
      3,916    Manpower, Inc.                                                            239,933
      1,695    Mantech International Corp. Class A(a)                                     55,952
      1,200    Mapinfo Corp.(a)                                                           15,396
      2,400    Marchex, Inc. Class B(a)(f)                                                36,816
      1,200    MarketAxess Holdings, Inc.(a)                                              12,564
      1,887    Matria Healthcare, Inc.(a)                                                 52,440
      1,600    Maxygen, Inc.(a)                                                           13,296
      7,077    McAfee, Inc.(a)                                                           173,103
      4,100    Mechanical Technology, Inc.(a)                                              7,503
      1,800    Medical Staffing Network Holdings, Inc.(a)                                 11,196
      2,600    Mentor Graphics Corp.(a)                                                   36,608
      3,500    Merge Technologies, Inc.(a)                                                24,080
      1,900    MetaSolv, Inc.(a)                                                           5,757
        925    Metro One Telecommunications(a)                                             2,424
        400    Michael Baker Corp.(a)                                                      8,144
        990    MicroStrategy, Inc. Class A(a)                                            100,812
      1,300    Microvision, Inc.(a)                                                        1,859
      3,700    Millennium Cell, Inc.(a)(f)                                                 3,922
      5,966    Mindspeed Technologies, Inc.(a)                                            10,321
      1,100    Mobius Management Systems, Inc.(a)                                          7,414
        400    Moldflow Corp.(a)                                                           4,764
      1,900    Momenta Pharmaceuticals, Inc.(a)                                           25,688
      3,600    Morgans Hotel Group Co.(a)                                                 45,000
      1,900    Morningstar, Inc.(a)                                                       70,110
      5,900    NAVTEQ Corp.(a)                                                           154,049
      1,837    NCO Group, Inc.(a)                                                         48,166
      3,200    NIC, Inc.(a)                                                               16,480
      2,800    NMS Communications Corp.(a)                                                 8,106
      1,900    NMT Medical, Inc.(a)                                                       29,355
        800    NVE Corp.(a)(f)                                                            23,720
      4,200    National Instruments Corp.                                                114,828
        240    Natural Health Trends Corp.(a)                                                624
      2,000    Nautilus, Inc.(f)                                                          27,500
      2,800    Navigant Consulting, Inc.(a)                                               56,168
         13    Navisite, Inc.(a)                                                              46
      3,720    NetFlix, Inc.(a)                                                           84,742
         20    NetSol Technologies, Inc.(a)                                                   36
        100    Netguru, Inc.                                                                  22
         57    Netmanage, Inc.(a)                                                            287
      2,100    Netratings, Inc.(a)                                                        29,883
        200    Netscout Systems, Inc.(a)                                                   1,298
      4,600    NeuStar, Inc. Class A(a)                                                  127,650
        200    New Century Equity Holdings Corp.                                              40
      3,900    New Frontier Media, Inc.(a)                                                32,175
        900    Nighthawk Radiology Holdings, Inc.(a)                                      17,217
      2,900    Nutri System, Inc.(a)(f)                                                  180,641
      3,200    Odyssey Marine Exploration, Inc.(a)                                         8,352
        800    Omniture, Inc.(a)                                                           6,312
      1,500    On Assignment, Inc.(a)                                                     14,715
        200    On2 Technologies, Inc.(a)                                                     140
        300    Online Resources Corp.(a)                                                   3,675
         60    Onvia, Inc.(a)                                                                309
      1,200    Open Solutions, Inc.(a)                                                    34,572
     13,000    OpenTV Corp.(a)                                                            37,050
      7,561    Openwave Systems, Inc.(a)                                                  70,771
      1,200    Opnet Technologies, Inc.(a)                                                15,732
      4,400    Opsware, Inc.(a)                                                           39,644
      4,037    Option Care, Inc.                                                          54,055
      3,200    Orbital Sciences Corp.(a)                                                  60,064
      1,745    Orchid Cellmark, Inc.(a)                                                    4,048
        800    Overland Storage, Inc.(a)                                                   5,160
        700    PC Mall, Inc.(a)                                                            5,033
      1,200    PC-Tel, Inc.(a)                                                            12,600
        900    PDI, Inc.(a)                                                               10,458
      3,000    PHH Corp.(a)                                                               82,200
      4,591    PLATO Learning, Inc.(a)                                                    29,245
        400    PRA International, Inc.(a)                                                 10,676
        570    PRG-Schultz International, Inc.(a)                                          3,306
      2,900    Pac-West Telecomm, Inc.(a)                                                    667
      3,500    Pacific Ethanol, Inc.(a)(f)                                                49,035
      2,000    Packeteer, Inc.(a)                                                         17,220
      2,907    Panacos Pharmaceuticals, Inc.(a)                                           14,417
      2,300    Paxar Corp.(a)                                                             45,954
        500    Pegasystems, Inc.                                                           4,365
      2,200    People Support, Inc.(a)                                                    40,700
      3,695    Per-Se Technologies, Inc.(a)                                               84,172
      2,900    Perficient, Inc.(a)                                                        45,472
      6,500    Perot Systems Corp. Class A(a)                                             89,635
        120    Pfsweb, Inc.(a)                                                                84
      2,150    PharmaNet Development Group, Inc.(a)                                       41,775
        300    Phase Forward, Inc.(a)                                                      3,582
      1,800    Phoenix Technologies Ltd.(a)                                                7,740
      4,129    Polycom, Inc.(a)                                                          101,284
      2,300    Pomeroy IT Solutions, Inc.(a)                                              18,814
         33    Poniard Pharmaceuticals, Inc.(a)                                              114
      1,030    Pre-Paid Legal Services, Inc.(f)                                           40,860

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
         10    Prescient Applied Intelligence, Inc.(a)                              $          1
      3,133    Priceline.com, Inc.(a)                                                    115,263
      1,300    Primus Guaranty Ltd.(a)                                                    15,743
      1,600    Princeton Review, Inc.(a)                                                   8,288
      1,800    ProQuest Co.(a)                                                            23,436
      3,600    Progress Software Corp.(a)                                                 93,600
        102    Protection One, Inc.                                                        1,255
      1,800    The Providence Service Corp.(a)                                            49,662
      1,700    QAD, Inc.                                                                  13,736
      1,800    Quality Systems, Inc.                                                      69,822
      5,100    Quest Software, Inc.(a)                                                    72,828
        500    Quixote Corp.                                                               8,910
      1,500    Quovadx, Inc.(a)                                                            3,915
      4,922    R.H. Donnelley Corp.(a)                                                   260,374
      4,250    RPC, Inc.                                                                  77,860
      1,700    Radiant Systems, Inc.(a)                                                   20,536
      7,900    RealNetworks, Inc.(a)                                                      83,819
     12,900    Red Hat, Inc.(a)                                                          271,932
      3,100    Redback Networks, Inc.(a)                                                  43,028
      1,700    Renaissance Learning, Inc.                                                 24,327
      7,400    Republic Services, Inc. Class A                                           297,554
      4,000    Resources Connection, Inc.(a)                                             107,160
      4,500    The Reynolds & Reynolds Co. Class A                                       177,795
      1,465    Rigel Pharmaceuticals, Inc.(a)                                             15,046
      2,000    RightNow Technologies, Inc.(a)                                             31,220
      2,500    Rural Cellular Corp. Class A(a)                                            24,075
      4,200    Rural/Metro Corp.(a)                                                       36,456
      3,833    SAVVIS, Inc.(a)                                                           109,049
      2,415    The SCO Group, Inc.(a)                                                      4,733
      4,900    SM&A(a)                                                                    29,939
      1,400    SPAR Group, Inc.(a)                                                         1,456
      2,009    SPSS, Inc.(a)                                                              50,084
      2,500    SRA International, Inc. Class A(a)                                         75,150
      2,400    SYKES Enterprises, Inc.(a)                                                 48,840
        700    SYNNEX Corp.(a)                                                            16,107
      1,229    Saba Software, Inc.(a)                                                      6,477
      1,434    SafeNet, Inc.(a)                                                           26,084
        600    Salon Media Group, Inc.(a)                                                     48
      7,700    Sapient Corp.(a)                                                           41,965
        100    Scientific Learning Corp.(a)                                                  525
      1,900    Seachange International, Inc.(a)                                           16,891
      3,200    Secure Computing Corp.(a)                                                  20,256
      5,700    Selectica, Inc.(a)                                                         13,851
      2,800    Senomyx, Inc.(a)                                                           43,036
        666    Sequenom, Inc.(a)                                                           1,425
     20,500    The ServiceMaster Co.                                                     229,805
     98,225    Sirius Satellite Radio, Inc.(a)(f)                                        384,060
      3,100    Sirona Dental Systems, Inc.                                               102,083
      4,400    Sitel Corp.(a)                                                             13,244
      2,500    Smith Micro Software, Inc.(a)                                              35,950
        300    Sonic Foundry, Inc.(a)                                                        699
      3,700    SonicWALL, Inc.(a)                                                         40,404
      1,300    Spartech Corp.                                                             34,801
      3,600    Spherion Corp.(a)                                                          25,740
      1,800    The Standard Register Co.                                                  23,760
        800    Startek, Inc.                                                               9,976
      2,500    Stericycle, Inc.(a)                                                       174,475
        620    Stratasys, Inc.(a)                                                         16,374
      6,000    Strategic Diagnostics, Inc.(a)                                             23,100
      1,200    Strayer Education, Inc.                                                   129,852
      3,000    SupportSoft, Inc.(a)                                                       13,110
     16,700    Sycamore Networks, Inc.(a)                                                 63,126
      2,300    Symyx Technologies Inc.(a)                                                 48,737
     11,000    Synagro Technologies, Inc.                                                 46,420
        300    Synchronoss Technologies, Inc.(a)                                           2,844
      7,705    Synopsys, Inc.(a)                                                         151,943
      1,600    Synplicity, Inc.(a)                                                        10,240
      1,700    Syntel, Inc.                                                               38,505
      1,300    Sypris Solutions, Inc.                                                     10,855
     12,400    TIBCO Software, Inc.(a)                                                   111,352
        600    TNS, Inc.(a)                                                                9,036
        800    TRC Cos., Inc.(a)                                                           6,816
      2,423    Talx Corp.                                                                 59,412
        880    Tapestry Pharmaceuticals, Inc.(a)                                           1,830
      2,300    TechTeam Global, Inc.(a)                                                   18,193
         15    Technology Solutions Co.(a)                                                   127
        200    TeleCommunication Systems, Inc. Class A(a)                                    538
      4,500    TeleTech Holdings, Inc.(a)                                                 70,335
        200    Tenfold Corp.(a)                                                               33
      3,325    Tetra Tech, Inc.(a)                                                        57,922
      6,050    Tetra Technologies, Inc.(a)                                               146,168
      1,500    TheStreet.com, Inc.                                                        15,960
      2,000    Thomas Group, Inc.                                                         20,500
      4,200    TradeStation Group, Inc.(a)                                                63,294
      1,900    Transaction Systems Architects, Inc. Class A(a)                            65,208
      3,400    Trident Microsystems, Inc.(a)                                              79,084
      4,400    Trizetto Group(a)                                                          66,616
      8,777    Tumbleweed Communications Corp.(a)                                         24,751
      3,600    URS Corp.(a)                                                              140,004
      2,500    Ultimate Software Group, Inc.(a)                                           58,825
     10,700    Unigene Laboratories, Inc.(a)                                              26,215
      3,653    United Online, Inc.                                                        44,494
        600    Universal Electronics, Inc.(a)                                             11,400
      1,255    Universal Technical Institute, Inc.(a)                                     22,452
         16    Uphonia, Inc.(a)                                                                -
      3,600    VA Software Corp.(a)                                                       14,472
      6,055    ValueClick, Inc.(a)                                                       112,260
      1,700    VASCO Data Security International, Inc.(a)                                 17,561
      1,900    Verint Systems, Inc.(a)                                                    57,095
      1,574    Verso Technologies, Inc.(a)(f)                                              1,417
         65    VerticalNet, Inc.(a)                                                           56
      1,200    Vertrue, Inc.(a)                                                           47,184
      1,250    Viad Corp.                                                                 44,263
      6,030    Viewpoint Corp.(a)                                                          7,115
      1,730    Vignette Corp.(a)                                                          23,424
      3,700    VistaPrint Ltd.(a)                                                         95,978
        700    Vital Images, Inc.(a)                                                      22,106
      1,700    Volt Information Sciences, Inc.(a)                                         60,435
      2,850    Waste Connections, Inc.(a)                                                108,044
      2,000    WatchGuard Technologies(a)                                                  8,500
      1,940    Watson Wyatt Worldwide, Inc.                                               79,385
        666    Wave Systems Corp. Class A(a)                                               1,106

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      2,800    WebEx Communications, Inc.(a)                                        $    109,256
      4,200    WebMD Health Corp. Class A(a)                                             144,228
      3,200    webMethods, Inc.(a)                                                        24,480
        400    WebSideStory, Inc.(a)                                                       5,284
      2,800    Websense, Inc.(a)                                                          60,508
      2,800    Website Pros, Inc.(a)                                                      30,408
      6,350    Weight Watchers International, Inc.                                       281,559
        500    Westaff, Inc.(a)                                                            2,045
      5,000    Wind River Systems, Inc.(a)                                                53,550
      4,400    Wireless Facilities, Inc.(a)                                                9,416
      2,400    Witness Systems, Inc.(a)                                                   42,072
        200    Worldgate Communications(a)                                                   294
      7,500    Wynn Resorts Ltd.(a)(f)                                                   510,075
      3,400    Zix Corp.(a)(f)                                                             2,108
                                                                                    ------------
                                                                                      28,693,905
                                                                                    ------------
       CHEMICALS - 1.9%
      1,100    AEP Industries, Inc.(a)                                                    46,145
      1,600    AMCOL International Corp.                                                  39,856
      1,425    Aceto Corp.                                                                10,032
      3,700    Airgas, Inc.                                                              133,829
      2,300    Albemarle Corp.                                                           124,959
      1,400    Anika Therapeutics, Inc.(a)                                                18,662
      1,200    Arch Chemicals, Inc.                                                       34,140
      1,500    Bio-Rad Laboratories, Inc. Class A(a)                                     106,095
      2,400    Brady Corp.                                                                84,384
      3,100    Cabot Corp.                                                               115,320
      4,300    Calgon Carbon Corp.(a)                                                     19,006
      9,600    Celanese Corp. Series A                                                   171,840
     24,160    Celgene Corp.(a)                                                        1,046,128
     10,700    Chemtura Corp.                                                             92,769
      2,200    Cytec Industries, Inc.                                                    122,298
      7,636    Entegris, Inc.(a)                                                          83,309
      2,200    Ferro Corp.                                                                39,116
      2,000    Georgia Gulf Corp.                                                         54,840
      3,400    H.B. Fuller Co.                                                            79,696
        300    Hawkins, Inc.                                                               4,266
     14,000    Huntsman Corp.(a)                                                         254,800
        550    KMG Chemicals, Inc.                                                         4,609
      1,600    Koppers Holdings, Inc.                                                     30,352
      3,382    Kronos Worldwide, Inc.                                                     97,368
      4,100    Landec Corp.(a)                                                            44,280
      3,015    Lubrizol Corp.                                                            137,876
     12,056    Lyondell Chemical Co.                                                     305,861
      1,600    MacDermid, Inc.                                                            52,192
        450    Mace Security International, Inc.(a)                                        1,040
      1,800    Matrixx Initiatives, Inc.(a)                                               34,254
     29,100    The Mosaic Co.(a)                                                         491,790
      8,300    Nalco Holding Co.(a)                                                      153,716
        620    NewMarket Corp.                                                            36,059
      1,900    Nuco2, Inc.(a)                                                             51,110
      2,200    OM Group, Inc.(a)                                                          96,668
      4,692    Olin Corp.                                                                 72,069
      2,400    Omnova Solutions, Inc.(a)                                                  10,032
      2,000    Oxigene, Inc.(a)                                                            7,820
        400    Penford Corp.                                                               6,056
      5,500    PolyOne Corp.(a)                                                           45,815
        600    Quaker Chemical Corp.                                                      11,670
      6,400    RPM International, Inc.                                                   121,536
      4,400    Rentech, Inc.(a)(f)                                                        20,372
      1,900    Repligen Corp.(a)                                                           6,460
      3,500    Rockwood Holdings, Inc.(a)                                                 69,930
        900    Rogers Corp.(a)                                                            55,575
      3,900    Rollins, Inc.                                                              82,329
      2,500    Schawk, Inc.                                                               45,550
      3,100    Schulman A, Inc.                                                           72,881
      2,200    Sensient Technologies Corp.                                                43,054
        400    Stepan Co.                                                                 11,692
      1,300    TOR Minerals International, Inc.(a)                                         2,470
      2,200    Terra Nitrogen Co. LP                                                      57,530
      1,600    Tredegar Corp.                                                             26,784
      1,300    Trex Co., Inc.(a)                                                          31,408
      4,500    Tronox, Inc. Class A                                                       57,375
      1,600    UAP Holding Corp.                                                          34,192
      5,700    Valspar Corp.                                                             151,620
      1,900    WD-40 Co.                                                                  67,773
      3,900    WR Grace & Co.(a)                                                          51,714
      4,000    Wellman, Inc.                                                              15,960
      4,500    Westlake Chemical Corp.                                                   144,045
      2,000    Zoltek Cos., Inc.(a)(f)                                                    51,100
                                                                                    ------------
                                                                                       5,593,477
                                                                                    ------------
       CONSTRUCTION - 1.5%
        400    Ablest, Inc.(a)                                                             2,568
      1,700    American Woodmark Corp.                                                    57,273
        400    Ameron International Corp.                                                 26,576
      3,700    Apogee Enterprises, Inc.                                                   56,277
      7,800    Armstrong Holdings, Inc.(a)                                                 1,287
      3,800    Beacon Roofing Supply, Inc.(a)                                             76,912
      1,764    Beazer Homes USA, Inc.                                                     68,866
      2,000    BlueLinx Holdings, Inc.                                                    19,040
      1,876    Brookfield Homes Corp.(f)                                                  52,828
      1,400    Bucyrus International, Inc.                                                59,388
      1,900    Builders FirstSource, Inc.(a)                                              28,937
      2,580    Building Material Holding Corp.                                            67,132
        410    Cavco Industries, Inc.(a)                                                  12,919
      1,975    Ceradyne, Inc.(a)                                                          81,153
      3,800    Comstock Homebuilding Cos., Inc. Class A(a)(f)                             20,520
        500    Dominion Homes, Inc.(a)(f)                                                  3,035
      2,133    Dycom Industries, Inc.(a)                                                  45,859
      1,800    EMCOR Group, Inc.(a)                                                       98,712
      3,520    Eagle Materials, Inc.                                                     118,554
      1,700    ElkCorp                                                                    46,155
      3,975    Florida Rock Industries, Inc.                                             153,872
      3,200    Global Power Equipment Group, Inc.(a)                                       6,816
      1,650    Granite Construction, Inc.                                                 88,028
      2,800    Hovnanian Enterprises, Inc. Class A(a)                                     82,152
      1,400    Huttig Building Products, Inc.(a)                                           7,742

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,300    Infrasource Services, Inc.(a)                                        $     22,815
      2,400    Insituform Technologies, Inc. Class A(a)                                   58,272
      1,800    Interline Brands, Inc.(a)                                                  44,424
        800    International Aluminum Corp.                                               29,880
        300    LS Starrett Co. Class A                                                     4,290
        850    LSI Industries, Inc.                                                       13,813
      1,380    Levitt Corp. Class A                                                       16,229
      1,200    M/I Homes, Inc.                                                            42,420
      2,316    MDC Holdings, Inc.                                                        107,578
      2,500    Martin Marietta Materials, Inc.                                           211,550
      2,500    Mastec, Inc.(a)                                                            27,675
      1,600    Meritage Homes Corp.(a)                                                    66,576
      1,400    NCI Building Systems, Inc.(a)                                              81,438
        419    NVR, Inc.(a)                                                              224,165
        500    PGT, Inc.(a)                                                                7,030
      2,300    Palm Harbor Homes, Inc.(a)(f)                                              34,408
        100    Patriot Transportation Holding, Inc.(a)                                     7,556
        500    Performance Technologies, Inc.(a)                                           3,400
      1,400    Perini Corp.(a)                                                            29,232
      6,400    Quanta Services, Inc.(a)                                                  107,904
      3,100    Quest Resource Corp.(a)                                                    27,528
      1,700    Ryland Group, Inc.                                                         73,457
      7,200    SBA Communications Corp. Class A(a)                                       175,176
      2,200    Simpson Manufacturing Co., Inc.(f)                                         59,466
        400    Skyline Corp.                                                              15,284
      4,700    Standard-Pacific Corp.                                                    110,450
      3,300    Technical Olympic USA, Inc.                                                32,439
      2,000    Texas Industries, Inc.                                                    104,120
      7,400    Toll Brothers, Inc.(a)                                                    207,792
        500    UMH Properties, Inc.                                                        7,725
      5,100    US Concrete, Inc.(a)                                                       33,201
      6,700    USG Corp.(a)                                                              315,168
      2,600    WCI Communities, Inc.(a)(f)                                                45,344
      3,400    WESCO International, Inc.(a)                                              197,302
      2,900    Walter Industries, Inc.                                                   123,772
      4,300    West Corp.(a)                                                             207,690
      5,300    Westell Technologies, Inc. Class A(a)                                      11,077
      3,800    Williams Scotsman International, Inc.(a)                                   81,168
                                                                                    ------------
                                                                                       4,251,415
                                                                                    ------------
       CONSUMER - DURABLES - 0.5%
      1,700    American Technology Corp.(a)                                                6,460
      1,665    Applica, Inc.(a)                                                            8,974
        800    Bassett Furniture Industries, Inc.                                         12,992
      4,400    Champion Enterprises, Inc.(a)                                              30,360
      1,000    Compx International, Inc.                                                  15,590
        700    Conn's, Inc.(a)                                                            14,609
      1,000    Design Within Reach, Inc.(a)                                                6,080
      1,700    Emerson Radio(a)                                                            5,151
      2,500    Ethan Allen Interiors, Inc.                                                86,650
        200    Flexsteel Industries                                                        2,600
      1,700    Furniture Brands International, Inc.                                       32,368
     25,900    Gemstar-TV Guide International, Inc.(a)                                    85,988
      1,600    Genlyte Group, Inc.(a)                                                    113,920
      2,920    Griffon Corp.(a)                                                           69,700
      3,000    Haverty Furniture Cos., Inc.                                               47,850
      2,400    Helen of Troy Ltd.(a)                                                      42,144
      3,400    Interface, Inc. Class A(a)                                                 43,792
      2,400    Kimball International, Inc. Class B                                        46,320
        200    Koss Corp.                                                                  3,890
      3,100    La-Z-Boy, Inc.(f)                                                          43,276
        600    Lifetime Brands, Inc.                                                      11,112
        500    Mac-Gray Corp.(a)                                                           5,875
      3,364    Mohawk Industries, Inc.(a)                                                250,450
        400    National Presto Industries, Inc.                                           22,108
      5,005    Restoration Hardware, Inc.(a)                                              43,393
      1,700    Rockford Corp.(a)                                                           5,950
        500    The Rowe Cos.(a)                                                                -
        600    Salton, Inc.(a)                                                             1,380
      6,100    Sealy Corp.                                                                79,666
      3,150    Select Comfort Corp.(a)                                                    68,922
      1,500    Stanley Furniture Co., Inc.                                                31,965
      1,900    Sturm Ruger & Co., Inc.(a)                                                 14,706
      5,400    Tempur-Pedic International, Inc.(a)(f)                                     92,718
      2,990    Toro Co.                                                                  126,088
      4,300    United Rentals, Inc.(a)                                                    99,975
        642    Virco Manufacturing Corp.(a)                                                3,133
                                                                                    ------------
                                                                                       1,576,155
                                                                                    ------------
       CONTAINERS - 0.3%
     11,700    Crown Holdings, Inc.(a)                                                   217,620
      9,900    Graphic Packaging Corp.(a)                                                 36,234
      1,200    Greif, Inc.                                                                96,132
      3,000    Mobile Mini, Inc.(a)                                                       85,230
     10,700    Owens-Illinois, Inc.(a)                                                   164,994
      3,000    Silgan Holdings, Inc.                                                     112,680
      5,300    Sonoco Products Co.                                                       178,292
                                                                                    ------------
                                                                                         891,182
                                                                                    ------------
       DIVERSIFIED CONSUMER SERVICES - 0.0%
      5,740    Avis Budget Group, Inc.                                                   104,985
                                                                                    ------------
       DOMESTIC OIL - 2.9%
      6,800    Abraxas Petroleum Corp.(a)                                                 20,808
      3,200    Alon USA Energy, Inc.                                                      94,368
        800    Arena Resources, Inc.(a)                                                   25,696
      1,889    Atlas America, Inc.(a)                                                     80,622
      2,000    Atlas Pipeline Holdings LP(a)                                              41,400
      1,300    Basic Energy Services, Inc.(a)                                             31,720
      2,000    Bill Barrett Corp.(a)                                                      49,120
      2,400    Bois d'Arc Energy, Inc.(a)                                                 36,720
      9,600    CNX Gas Corp.(a)                                                          222,432
      1,000    Callon Petroleum Co.(a)                                                    13,560
      2,700    Carrizo Oil & Gas, Inc.(a)                                                 69,633
      1,300    Clayton Williams Energy, Inc.(a)                                           39,390
      2,000    Comstock Resources, Inc.(a)                                                54,300
      2,700    Crosstex Energy LP(f)                                                      96,552
      4,635    Delta Petroleum Corp.(a)                                                  104,241

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      9,000    Diamond Offshore Drilling, Inc.                                      $    651,330
        900    Dorchester Minerals LP                                                     23,175
      4,600    Dresser-Rand Group, Inc.(a)                                                93,840
      4,800    EXCO Resources, Inc.(a)                                                    59,568
      2,300    Edge Petroleum Corp.(a)                                                    37,881
      1,343    Enbridge Energy Management LLC(a)                                          62,114
      4,600    Enbridge Energy Partners LP                                               214,130
      3,000    Encore Acquisition Co.(a)                                                  73,020
     12,100    Endeavour International Corp.(a)                                           32,428
      3,200    Energy Partners Ltd.(a)                                                    78,880
     10,100    Energy Transfer Equity LP                                                 295,526
      5,800    FX Energy, Inc.(a)                                                         29,580
      8,000    Frontier Oil Corp.                                                        212,640
      1,300    GMX Resources Inc.(a)                                                      40,807
      5,100    Gasco Energy, Inc.(a)                                                      13,770
      9,730    Global Industries Ltd.(a)                                                 151,399
      1,930    Gulf Island Fabrication, Inc.                                              50,354
      2,300    Gulfmark Offshore, Inc.(a)                                                 73,232
      3,700    Harvest Natural Resources, Inc.(a)                                         38,295
      6,384    Helix Energy Solutions Group, Inc.(a)                                     213,226
      1,100    Hercules Offshore, Inc.(a)                                                 34,155
        100    Hiland Partners LP                                                          4,657
      4,600    Holly Corp.                                                               199,318
      2,100    Horizon Offshore, Inc.(a)                                                  35,910
      2,300    Houston Exploration Co.(a)                                                126,845
      1,200    Inergy Holdings LP                                                         41,280
      3,300    Linn Energy LLC                                                            74,943
      3,900    Magellan Midstream Partners                                               143,910
      3,699    Mariner Energy, Inc.(a)                                                    67,951
        500    Markwest Energy Partners LP                                                24,500
      1,200    Matrix Service Co.(a)                                                      15,708
      3,300    McMoRan Exploration Co.(a)(f)                                              58,542
      5,100    Meridian Resource Corp.(a)                                                 15,606
      5,698    Newfield Exploration Co.(a)                                               219,601
        700    OYO Geospace Corp.(a)                                                      39,725
        900    PYR Energy Corp.(a)                                                           846
      3,300    Pacific Energy Partners LP                                                116,160
      7,710    Patterson-UTI Energy, Inc.                                                183,190
     12,701    PetroHawk Energy Corp.(a)                                                 131,836
      2,800    Petroquest Energy, Inc.(a)                                                 29,204
      5,675    Pioneer Natural Resources Co.                                             222,006
      4,284    Plains Exploration & Production Co.(a)                                    183,826
      3,400    Pogo Producing Co.                                                        139,230
      7,200    Pride International, Inc.(a)                                              197,424
      2,980    Quicksilver Resources, Inc.(a)(f)                                          95,062
      1,900    Rosetta Resources, Inc.(a)                                                 32,623
      4,400    St. Mary Land & Exploration Co.                                           161,524
      2,479    Stone Energy Corp.(a)                                                     100,350
      1,300    Suburban Propane Partners LP                                               43,888
      1,300    Sunoco Logistics Partners LP                                               58,188
      5,600    Superior Energy Services, Inc.(a)                                         147,056
        100    Superior Well Services, Inc.(a)                                             1,980
      6,400    Syntroleum Corp.(a)(f)                                                     30,656
      4,500    TEPPCO Partners LP                                                        167,220
      4,600    Teekay Shipping Corp.                                                     189,106
      5,300    Tesoro Corp.                                                              307,294
      5,200    Todco Class A(a)                                                          179,920
      3,900    Tri-Valley Corp.(a)(f)                                                     28,197
     10,500    Ultra Petroleum Corp.(a)                                                  505,155
      1,300    Union Drilling, Inc.(a)                                                    14,300
      1,700    Universal Compression Holdings, Inc.(a)                                    90,865
      5,600    Vaalco Energy, Inc.(a)                                                     40,208
      2,700    Valero LP                                                                 135,000
        500    Valley National Gases, Inc.                                                12,485
      4,600    W&T Offshore, Inc.                                                        134,366
      4,800    Warren Resources, Inc.(a)                                                  58,464
        500    Warrior Energy Service Corp.(a)                                            12,875
      5,800    Western Refining, Inc.                                                    134,792
      1,500    Whiting Petroleum Corp.(a)                                                 60,150
                                                                                    ------------
                                                                                       8,473,854
                                                                                    ------------
       DRUGS & MEDICINE - 8.6%
      2,200    ABX Air, Inc.(a)                                                           12,364
      3,000    AMERIGROUP Corp.(a)                                                        88,650
        900    ATS Medical, Inc.(a)                                                        2,124
      4,250    Avanir Pharmaceuticals Class A(a)(f)                                       29,410
      3,100    AVI BioPharma, Inc.(a)                                                     11,253
      2,000    Abaxis, Inc.(a)                                                            46,780
      1,100    Abiomed, Inc.(a)                                                           16,269
     10,352    Abraxis BioScience, Inc.(a)                                               287,578
      1,700    Acadia Pharmaceuticals, Inc.(a)                                            14,688
      1,600    Accelrys, Inc.(a)                                                          10,064
      2,800    Adams Respiratory Therapeutics, Inc.(a)                                   102,452
      4,700    Adolor Corp.(a)                                                            65,189
        300    Advanced Magnetics, Inc.(a)                                                10,230
      3,035    Advanced Medical Optics, Inc.(a)                                          120,034
      1,400    Advancis Pharmaceutical Corp.(a)                                            8,372
      1,400    Air Methods Corp.(a)                                                       33,040
      2,000    Albany Molecular Research, Inc.(a)                                         18,720
      2,700    Alexion Pharmaceuticals, Inc.(a)                                           91,746
      4,200    Alexza Pharmaceuticals, Inc.(a)                                            34,146
      3,800    Align Technology, Inc.(a)                                                  43,244
      5,400    Alkermes, Inc.(a)                                                          85,590
      3,300    Alliance Imaging, Inc.(a)                                                  25,773
      5,800    Allos Therapeutics(a)                                                      21,866
      4,345    Allscripts Healthcare Solutions, Inc.(a)                                   97,545
      2,600    Alpharma, Inc. Class A                                                     60,814
        400    Altus Pharmaceuticals, Inc.(a)                                              6,388
      1,700    Amedisys, Inc.(a)                                                          67,439
        800    America Service Group, Inc.(a)                                             10,408
        800    American Dental Partners, Inc.(a)                                          13,232
      5,700    American Medical Systems Holdings, Inc.(a)                                105,051
      3,000    Amsurg Corp.(a)                                                            66,780
      9,300    Amylin Pharmaceuticals, Inc.(a)                                           409,851
      1,700    Anadys Pharmaceuticals, Inc.(a)                                             4,930
      4,200    Andrx Corp.(a)                                                            102,606
        400    Anesiva, Inc.(a)                                                            2,712
        513    Angiodynamics, Inc.(a)                                                     10,624
      3,200    Antigenics, Inc.(a)(f)                                                      4,960

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      4,300    Applera Corp. - Celera Genomics Group(a)                             $     59,856
      2,300    Apria Healthcare Group, Inc.(a)                                            45,402
      1,640    Aradigm Corp.(a)                                                            2,755
      1,900    Arcadia Resources, Inc.(a)                                                  6,175
      2,740    Arena Pharmaceuticals, Inc.(a)                                             32,825
      3,600    Ariad Pharmaceuticals, Inc.(a)                                             15,696
      2,430    Arqule, Inc.(a)                                                            10,230
      4,600    Array Biopharma, Inc.(a)                                                   39,192
      2,400    Arrow International, Inc.                                                  76,344
      2,200    Arthrocare Corp.(a)                                                       103,092
      1,100    Aspect Medical Systems, Inc.(a)                                            18,777
      4,000    Atherogenics,Inc.(a)                                                       52,680
      4,400    Avant Immunotherapeutics, Inc.(a)                                           5,764
      1,000    Avigen, Inc.(a)                                                             5,170
      3,000    Axonyx, Inc.(a)                                                             2,700
      1,700    Barrier Therapeutics, Inc.(a)                                              10,982
      2,400    Beckman Coulter, Inc.                                                     138,144
        900    Bentley Pharmaceuticals, Inc.(a)                                           10,800
      1,800    Bio-Reference Labs, Inc.(a)                                                40,410
      1,700    BioCryst Pharmaceuticals, Inc.(a)                                          21,199
      6,700    BioMarin Pharmaceuticals, Inc.(a)                                          95,341
        900    BioSphere Medical, Inc.(a)                                                  5,940
      1,800    BioVeris Corp.(a)                                                          16,902
      5,400    Bioenvision, Inc.(a)                                                       29,754
      2,400    Biolase Technology, Inc.(a)(f)                                             15,000
     16,816    Biopure Corp.(a)                                                           13,789
      2,596    Bioscript, Inc.(a)                                                          7,840
      1,460    Biosite, Inc.(a)                                                           67,496
        900    Bradley Pharmaceuticals, Inc.(a)                                           14,328
        388    Britesmile, Inc.(a)                                                           951
      1,700    CNS, Inc.                                                                  47,991
      4,900    CV Therapeutics, Inc.(a)                                                   54,586
     16,300    Calypte Biomedical Corp.(a)                                                   815
      1,200    Cambrex Corp.                                                              24,852
        300    Caraco Pharmaceutical Laboratories Ltd.(a)                                  3,048
        510    Cardiac Science Corp.(a)                                                    3,774
      2,900    Cardiodynamics International Corp.(a)                                       2,059
      1,476    Cardiotech International, Inc.(a)                                           1,889
     15,800    Cell Therapeutics, Inc.(a)(f)                                              27,018
      3,500    Centene Corp.(a)                                                           57,540
      3,300    Cephalon, Inc.(a)                                                         203,775
      1,400    Cerus Corp.(a)                                                              7,770
      3,192    Charles River Laboratories International, Inc.(a)                         138,565
        900    Cholestech Corp.(a)                                                        10,800
      1,700    Ciphergen Biosystems, Inc.(a)                                               2,261
     11,200    Clarient, Inc.(a)                                                           8,960
         58    Clinical Data, Inc.(a)                                                        811
      2,500    Collagenex Pharmaceuticals, Inc.(a)                                        32,475
      8,600    Columbia Laboratories, Inc.(a)                                             29,756
      4,400    Community Health Systems, Inc.(a)                                         164,340
      1,800    Conceptus, Inc.(a)                                                         31,842
      2,050    Conmed Corp.(a)                                                            43,275
      3,200    Conor Medsystems, Inc.(a)                                                  75,424
      3,143    Cooper Cos., Inc.                                                         168,150
        142    CorAutus Genetics, Inc.(a)                                                     94
        600    Corvel Corp.(a)                                                            21,048
      3,300    Covance, Inc.(a)                                                          219,054
      2,400    CryoLife, Inc.(a)                                                          15,480
      4,300    Cubist Pharmaceuticals, Inc.(a)                                            93,482
      3,300    Curis, Inc.(a)                                                              4,521
      1,500    Cutera, Inc.(a)                                                            39,885
      1,500    Cyberonics, Inc.(a)(f)                                                     26,295
      2,200    Cynosure, Inc. Class A(a)                                                  31,900
      3,900    Cypress Bioscience, Inc.(a)                                                28,431
        930    Cytogen Corp.(a)                                                            2,176
      1,700    Cytokinetics, Inc.(a)                                                      10,931
      6,300    Cytyc Corp.(a)                                                            154,224
        700    DJO, Inc.(a)                                                               29,071
      7,200    DaVita, Inc.(a)                                                           416,664
      6,150    Dade Behring Holdings, Inc.                                               246,984
      1,400    Datascope Corp.                                                            46,858
        900    Daxor Corp.(a)                                                             14,895
      7,930    Dendreon Corp.(a)                                                          35,447
      7,900    Dentsply International, Inc.                                              237,869
      5,600    Depomed, Inc.(a)                                                           22,848
      3,000    DexCom, Inc.(a)                                                            33,390
      1,300    Dialysis Corp. of America(a)                                               17,225
          2    Diametrics Medical, Inc.(a)                                                    10
      2,000    Digene Corp.(a)                                                            86,300
     12,300    Discovery Laboratories, Inc.(a)                                            26,199
      5,200    Dov Pharmaceutical, Inc.(a)                                                 4,680
      7,800    Durect Corp.(a)                                                            31,980
      1,300    Dusa Pharmaceuticals, Inc.(a)                                               5,434
          4    Dynacq Healthcare, Inc.(a)                                                     10
        600    E-Z-EM, Inc.(a)                                                             9,468
      1,066    EPIX Pharmaceuticals, Inc.(a)                                               4,413
      3,300    Edwards Lifesciences Corp.(a)                                             153,747
      3,600    Emisphere Technologies, Inc.(a)                                            30,420
      4,081    Encore Medical Corp.(a)                                                    25,710
      9,100    Endo Pharmaceuticals Holdings, Inc.(a)                                    296,205
      6,200    Endologix, Inc.(a)                                                         24,862
      4,300    Entremed, Inc.(a)                                                           7,998
      1,373    Enzo Biochem, Inc.(a)                                                      16,737
      5,600    Enzon Pharmaceuticals, Inc.(a)                                             46,200
        673    EpiCept Corp.(a)                                                            1,218
        725    Escalon Medical Corp.(a)                                                    2,958
      3,781    ev3, Inc.(a)(f)                                                            64,315
      1,600    Exact Sciences Corp.(a)                                                     3,248
        700    Exactech, Inc.(a)                                                           9,562
     17,300    Fonar Corp.(a)                                                              5,536
      1,300    FoxHollow Technologies, Inc.(a)(f)                                         44,447
      2,600    Gen-Probe, Inc.(a)                                                        121,914
      3,400    Genaera Corp.(a)                                                            1,360
      1,900    Gene Logic, Inc.(a)                                                         2,945
      1,060    Genelabs Technologies, Inc.(a)                                              1,675
     73,740    Genentech, Inc.(a)(f)                                                   6,098,298
      1,150    Genesis HealthCare Corp.(a)                                                54,775
      2,100    Genitope Corp.(a)                                                           6,132
        300    Genomic Health, Inc.(a)                                                     4,338
      7,800    Genta, Inc.(a)                                                              6,084

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      3,800    Geron Corp.(a)                                                       $     23,826
      7,300    GlobeTel Communications Corp.(a)(f)                                         3,796
      1,200    Greatbatch, Inc.(a)                                                        27,144
      3,000    HMS Holdings Corp.(a)                                                      37,860
      2,200    Haemonetics Corp.(a)                                                      102,960
      5,700    Health Grades Inc.(a)                                                      25,137
      5,080    Health Net, Inc.(a)                                                       221,082
      1,551    Healthcare Services Group                                                  39,023
      2,200    HealthExtras, Inc.(a)                                                      62,282
      2,600    Healthspring, Inc.(a)                                                      50,050
      1,900    HealthTronics, Inc.(a)                                                     11,723
      2,500    Healthways, Inc.(a)                                                       111,500
      1,300    Hemispherx Biopharma, Inc.(a)(f)                                            2,431
      3,900    Henry Schein, Inc.(a)                                                     195,546
      4,300    Herbalife Ltd.(a)                                                         162,884
        775    Hi-Tech Pharmacal Co., Inc.(a)                                              9,796
      2,745    Hillenbrand Industries, Inc.                                              156,410
      2,300    Hollis-Eden Pharmaceuticals(a)                                             12,167
      2,700    Hologic, Inc.(a)                                                          117,504
      4,600    Hooper Holmes, Inc.                                                        15,502
      9,900    Human Genome Sciences, Inc.(a)                                            114,246
      2,900    Hydron Technologies, Inc.(a)                                                  522
      1,100    I-Flow Corp.(a)                                                            13,222
      4,600    ICOS Corp.(a)                                                             115,276
      1,600    ICU Medical, Inc.(a)                                                       72,768
      1,600    II-VI, Inc.(a)                                                             39,872
      2,500    Idexx Laboratories, Inc.(a)                                               227,850
      5,921    ImClone Systems, Inc.(a)                                                  167,683
      3,937    Immucor, Inc.(a)                                                           88,228
      4,000    Immunicon Corp.(a)                                                         17,520
      2,900    Immunogen, Inc.(a)                                                         10,266
      3,200    Immunomedics, Inc.(a)(f)                                                    5,696
      7,200    Incyte Corp.(a)                                                            30,456
      5,800    Indevus Pharmaceuticals, Inc.(a)                                           34,336
      4,200    Insmed, Inc.(a)(f)                                                          5,712
      6,400    Inspire Pharmaceuticals, Inc.(a)                                           32,576
      1,900    Integra LifeSciences Holdings Corp.(a)                                     71,212
      3,600    InterMune, Inc.(a)                                                         59,112
      1,700    IntraLase Corp.(a)                                                         33,507
      2,600    Introgen Therapeutics, Inc.(a)(f)                                          11,700
      1,750    Intuitive Surgical, Inc.(a)                                               184,538
      1,900    Invacare Corp.                                                             44,688
      1,228    Inverness Medical Innovations, Inc.(a)                                     42,685
      4,400    Isis Pharmaceuticals, Inc.(a)                                              31,592
      4,600    Ista Pharmaceuticals, Inc.(a)                                              27,278
      2,200    KV Pharmaceutical Co. Class A(a)                                           52,140
      1,500    Kendle International, Inc.(a)                                              48,030
      1,700    Kensey Nash Corp.(a)                                                       49,759
      2,190    Kindred Healthcare, Inc.(a)                                                65,109
      4,515    Kinetic Concepts, Inc.(a)                                                 142,042
      1,700    Kosan Biosciences, Inc.(a)                                                  8,211
      3,100    Kyphon, Inc.(a)                                                           116,002
      1,650    LCA-Vision, Inc.                                                           68,162
        740    La Jolla Pharmaceutical Co.(a)                                              2,753
      1,210    Lakeland Industries, Inc.(a)                                               14,714
        400    Landauer, Inc.                                                             20,300
        300    Langer, Inc.(a)                                                             1,155
        800    Lectec Corp.(a)                                                               224
      2,700    Lexicon Genetics, Inc.(a)                                                  10,179
      2,700    Lifecell Corp.(a)                                                          86,994
        700    Lifecore Biomedical, Inc.(a)                                                9,870
      2,945    LifePoint Hospitals, Inc.(a)                                              104,017
      3,600    Ligand Pharmaceuticals, Inc. Class B(a)                                    36,144
      5,300    Lincare Holdings, Inc.(a)                                                 183,592
      4,540    MGI Pharma, Inc.(a)                                                        78,133
      2,979    Magellan Health Services, Inc.(a)                                         126,905
      2,700    Mannatech, Inc.                                                            47,844
      2,900    MannKind Corp.(a)(f)                                                       55,100
      1,500    Martek Biosciences Corp.(a)                                                32,265
      7,100    Medarex, Inc.(a)                                                           76,254
      1,800    Medcath Corp.(a)                                                           54,162
        600    Medical Action Industries, Inc.(a)                                         16,134
      2,870    Medicines Co.(a)                                                           64,747
      1,900    Medicis Pharmaceutical Corp. Class A                                       61,465
      2,100    Medifast, Inc.(a)                                                          18,228
      2,030    Medis Technologies Ltd.(a)(f)                                              50,161
        300    Medwave, Inc.(a)                                                              480
      2,600    Mentor Corp.                                                              131,014
      1,350    Meridian Bioscience, Inc.                                                  31,739
      1,568    Merit Medical Systems, Inc.(a)                                             21,293
        300    Metropolitan Health Networks, Inc.(a)                                         675
        533    Micromet, Inc.(a)                                                           1,423
      2,600    Microtek Medical Holdings, Inc.(a)                                          9,100
     13,838    Millennium Pharmaceuticals, Inc.(a)                                       137,688
      1,500    Mine Safety Appliances Co.                                                 53,460
      1,000    Molecular Devices Corp.(a)                                                 18,490
      1,700    Molina Healthcare, Inc.(a)                                                 60,112
      6,760    Monogram Biosciences, Inc.(a)                                              10,343
      2,500    Myogen, Inc.(a)                                                            87,700
      1,800    Myriad Genetics, Inc.(a)                                                   44,370
      4,000    NBTY, Inc.(a)                                                             117,080
      6,040    NPS Pharmaceuticals, Inc.(a)                                               23,012
      3,500    Nabi Biopharmaceuticals(a)                                                 20,230
        150    National Dentex Corp.(a)                                                    2,948
        400    National Healthcare Corp.                                                  21,492
        400    Natrol, Inc.(a)                                                               572
      1,100    Natus Medical, Inc.(a)                                                     15,015
      5,400    Nektar Therapeutics(a)(f)                                                  77,814
      4,986    Neopharm, Inc.(a)                                                          24,182
      1,900    Neose Technologies, Inc.(a)                                                 3,762
      3,745    Neurocrine Biosciences, Inc.(a)                                            40,259
      2,400    Neurogen Corp.(a)                                                          16,176
      1,600    Neurometrix, Inc.(a)                                                       30,416
      3,100    New River Pharmaceuticals, Inc.(a)(f)                                      79,763
      3,200    Northfield Laboratories, Inc.(a)(f)                                        45,952
      3,500    Novavax, Inc.(a)                                                           13,265
      2,300    Noven Pharmaceuticals, Inc.(a)                                             55,476
      3,200    NuVasive, Inc.(a)                                                          64,352
      1,400    Nutraceutical International Corp.(a)                                       19,124
      2,921    Nuvelo, Inc.(a)                                                            53,279

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      3,167    OSI Pharmaceuticals, Inc.(a)                                         $    118,858
      4,500    Oakley, Inc.                                                               76,725
      3,050    Odyssey HealthCare, Inc.(a)                                                43,249
      5,100    Omnicare, Inc.                                                            219,759
      1,900    Omrix Biopharmaceuticals, Inc.(a)                                          35,777
      3,700    Onyx Pharmaceuticals, Inc.(a)                                              63,973
      4,775    OraSure Technologies, Inc.(a)                                              38,391
      4,100    Orthologic Corp.(a)                                                         5,330
      5,920    Orthovita, Inc.(a)                                                         20,661
      4,400    Oscient Pharmaceuticals Corp.(a)                                            4,532
        300    Osiris Therapeutics, Inc.(a)                                                3,003
      3,300    Osteotech, Inc.(a)                                                         13,497
      2,300    Owens & Minor, Inc.                                                        75,647
      5,100    PDL BioPharma, Inc.(a)                                                     97,920
      5,400    PSS World Medical, Inc.(a)                                                107,946
      4,500    Pain Therapeutics, Inc.(a)                                                 38,790
      2,300    Par Pharmaceutical Cos., Inc.(a)                                           41,952
      2,400    Parexel International Corp.(a)                                             79,416
      1,180    Pediatric Services of America, Inc.(a)                                     14,266
      3,400    Pediatrix Medical Group, Inc.(a)                                          155,040
      2,500    Penwest Pharmaceuticals Co.(a)                                             41,625
     20,800    Peregrine Pharmaceuticals, Inc.(a)                                         26,208
      5,500    Perrigo Co.                                                                93,335
      3,300    PetMed Express, Inc.(a)                                                    34,452
      5,600    Pharmaceutical Product Development, Inc.                                  199,864
        700    Pharmacopeia Drug Discovery, Inc.(a)                                        2,653
      2,290    Pharmacyclics, Inc.(a)                                                     11,129
      3,100    Pharmion Corp.(a)                                                          66,805
      1,140    Pharmos Corp.(a)                                                            1,949
      2,123    PolyMedica Corp.                                                           90,886
      3,200    Pozen, Inc.(a)                                                             41,152
        620    Praecis Pharmaceuticals, Inc.(a)                                            1,271
      2,500    Prestige Brands Holdings, Inc.(a)                                          27,850
      2,400    Progenics Pharmaceuticals, Inc.(a)                                         56,304
        800    Proxymed, Inc.(a)                                                           3,704
        125    Psychemedics Corp.                                                          2,110
      2,832    Psychiatric Solutions, Inc.(a)                                             96,543
      2,700    QMed, Inc.(a)                                                              13,716
      1,900    Quidel Corp.(a)                                                            26,828
      2,000    Radiation Therapy Services, Inc.(a)                                        58,460
      1,100    Radiologix, Inc.(a)                                                         4,400
      1,600    Regeneration Technologies, Inc.(a)                                         11,232
      2,800    Regeneron Pharmaceuticals, Inc.(a)                                         43,932
      1,900    RehabCare Group, Inc.(a)                                                   24,890
      1,800    Renovis, Inc.(a)                                                           24,768
      1,200    Res-Care, Inc.(a)                                                          24,108
      5,300    Resmed, Inc.(a)                                                           213,325
      4,300    Respironics, Inc.(a)                                                      166,023
      1,300    Retractable Technologies, Inc.(a)                                           4,394
      7,000    Rita Medical Systems, Inc.(a)                                              22,050
      4,003    Salix Pharmaceuticals Ltd.(a)                                              54,281
      4,500    Sangamo Biosciences, Inc.(a)                                               25,020
      2,700    Santarus, Inc.(a)(f)                                                       20,034
      3,085    Savient Pharmaceuticals, Inc.(a)                                           20,083
      5,700    Sciclone Pharmaceuticals, Inc.(a)                                          13,224
      2,850    Sciele Pharma, Inc.(a)                                                     53,694
      3,600    Seattle Genetics, Inc.(a)                                                  17,496
      4,955    Sepracor, Inc.(a)                                                         240,020
      4,000    Sierra Health Services, Inc.(a)                                           151,360
      2,015    Sirna Therapeutics, Inc.(a)                                                11,224
        200    Somaxon Pharmaceuticals, Inc.(a)                                            2,462
      3,500    Sonic Innovations, Inc.(a)                                                 14,350
      1,700    SonoSite, Inc.(a)                                                          48,280
      1,900    Sparta Surgical Corp.(a)                                                        -
        300    Spectranetic Corp.(a)                                                       3,510
         16    Spectrum Pharmaceuticals, Inc.(a)                                              84
      2,400    Staar Surgical Co.(a)                                                      18,048
     12,600    Star Scientific, Inc.(a)                                                   38,934
      5,400    StemCells, Inc.(a)                                                         11,502
        600    Stereotaxis, Inc.(a)                                                        6,210
      2,800    Steris Corp.                                                               67,368
      3,500    Sun Healthcare Group, Inc.(a)                                              37,590
      3,000    Sunrise Senior Living, Inc.(a)                                             89,610
      3,130    SuperGen, Inc.(a)                                                          14,586
      1,500    SurModics, Inc.(a)                                                         52,680
        300    Symbion, Inc.(a)                                                            5,508
        900    Symmetry Medical, Inc.(a)                                                  13,581
      2,100    Synovis Life Technologies, Inc.(a)                                         15,267
      8,500    SyntheMed, Inc.(a)                                                          9,690
      3,800    Tanox, Inc.(a)                                                             44,916
        850    Targeted Genetics Corp.(a)                                                  1,530
      2,500    Techne Corp.(a)                                                           127,150
      3,730    Telik, Inc.(a)                                                             66,357
      2,600    Tercica, Inc.(a)                                                           13,858
      1,900    Theragenics Corp.(a)                                                        5,472
      3,100    Theravance, Inc.(a)                                                        83,824
      6,600    Third Wave Technologies, Inc.(a)                                           29,568
      3,100    Thoratec Corp.(a)                                                          48,391
      7,400    Threshold Pharmaceuticals, Inc.(a)(f)                                      19,018
      2,800    Titan Pharmaceuticals, Inc.(a)                                              6,160
        900    Transgenomic, Inc.(a)                                                         504
      1,600    TriPath Imaging, Inc.(a)                                                   14,448
      3,546    Triad Hospitals, Inc.(a)                                                  156,130
      1,500    Trimeris, Inc.(a)                                                          13,200
        700    Tripos, Inc.(a)                                                             1,197
        800    US Physical Therapy, Inc.(a)                                                9,536
      1,700    USANA Health Sciences, Inc.(a)                                             75,803
      3,700    United Surgical Partners International, Inc.(a)                            91,871
      1,900    United Therapeutics Corp.(a)                                               99,826
      1,500    Universal Display Corp.(a)                                                 16,545
      2,000    Universal Health Services, Inc. Class B                                   119,860
      1,700    Urologix, Inc.(a)                                                           4,777
      1,100    Utah Medical Products, Inc.                                                34,903
      3,640    VCA Antech, Inc.(a)                                                       131,258
      3,100    Valeant Pharmaceuticals International                                      61,318
        193    Valentis, Inc.(a)                                                              69
      5,820    Varian Medical Systems, Inc.(a)                                           310,730
      2,300    Vasomedical, Inc.(a)                                                          276
      2,200    Ventana Medical Systems, Inc.(a)                                           89,826
      4,762    Vertex Pharmaceuticals, Inc.(a)                                           160,241

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      2,600    ViaCell, Inc.(a)                                                     $     10,920
      1,800    Viasys Healthcare, Inc.(a)                                                 49,032
      1,000    Vical, Inc.(a)                                                              5,050
      3,300    Vion Pharmaceuticals, Inc.(a)                                               3,564
      1,390    Viragen, Inc.(a)(f)                                                           445
      3,700    Viropharma, Inc.(a)                                                        45,029
      1,205    VistaCare, Inc. Class A(a)                                                 12,532
        700    Vital Signs, Inc.                                                          39,627
      7,400    Vivus, Inc.(a)                                                             27,380
         60    Vnus Medical Technologies, Inc.(a)                                            399
        800    Volcano Corp.(a)                                                            9,192
      1,600    West Pharmaceutical Services, Inc.                                         62,832
      1,400    Wright Medical Group, Inc.(a)                                              33,950
     16,500    XOMA Ltd.(a)                                                               31,185
        600    Xenoport, Inc.(a)                                                          12,222
      2,700    Zila, Inc.(a)                                                               6,696
      1,355    Zoll Medical Corp.(a)                                                      48,631
      3,000    Zymogenetics, Inc.(a)                                                      50,610
                                                                                    ------------
                                                                                      25,136,449
                                                                                    ------------
       ELECTRONICS - 5.2%
      7,300    8x8, Inc.(a)(f)                                                             7,811
         56    ACE*COMM Corp.(a)                                                             102
        900    ADE Corp.(a)                                                               28,818
      4,700    AMIS Holdings, Inc.(a)                                                     44,603
      3,100    APAC Customer Services, Inc.(a)                                             8,215
      1,800    ATMI, Inc.(a)                                                              52,326
     10,500    AVX Corp.                                                                 185,745
      1,200    AXT, Inc.(a)                                                                5,112
      2,400    Actel Corp.(a)                                                             37,320
      2,600    Acuity Brands, Inc.                                                       118,040
      5,100    Acxiom Corp.                                                              125,766
        400    Advanced Analogic Technologies, Inc.(a)                                     2,196
      2,200    Advanced Energy Industries, Inc.(a)                                        37,488
     11,863    Agere Systems, Inc.(a)                                                    177,115
      2,200    Agilysys, Inc.                                                             30,888
         20    Airnet Communications Corp.(a)                                                  1
      1,400    Alliance Fiber Optic Products, Inc.(a)                                      2,100
      5,000    Alliance Semiconductor Corp.(a)                                            16,800
      2,062    Alliant Techsystems, Inc.(a)                                              167,146
      8,400    Altair Nanotechnologies, Inc.(a)                                           32,172
      1,100    American Physicians Capital, Inc.(a)                                       53,218
        900    American Science & Engineering, Inc.(a)                                    43,668
        100    American Technical Ceramics Corp.(a)                                        1,230
     11,110    Amkor Technology, Inc.(a)                                                  57,328
        600    Ampex Corp.(a)                                                              7,794
      4,005    Amphenol Corp. Class A                                                    248,030
        100    Amtech Systems, Inc.(a)                                                       665
      3,000    Anadigics, Inc.(a)                                                         21,480
      2,100    Anaren, Inc.(a)                                                            44,247
     12,000    Andrew Corp.(a)                                                           110,760
      2,300    Anixter International, Inc.                                               129,881
     25,500    Applied Micro Circuits Corp.(a)                                            73,695
      5,100    Arris Group, Inc.(a)                                                       58,446
      5,400    Arrow Electronics, Inc.(a)                                                148,122
      4,300    Asyst Technologies, Inc.(a)                                                29,068
      2,100    Atheros Communications, Inc.(a)                                            38,073
     24,800    Atmel Corp.(a)                                                            149,792
      2,200    Audiovox Corp. Class A(a)                                                  30,624
     12,400    Avanex Corp.(a)                                                            21,452
      2,456    Avid Technology, Inc.(a)                                                   89,447
      6,564    Avnet, Inc.(a)                                                            128,786
        900    Aware, Inc.(a)                                                              5,094
      7,500    Axcelis Technologies, Inc.(a)                                              52,950
      1,500    Axsys Technologies, Inc.(a)                                                25,500
        400    Badger Meter, Inc.                                                         10,076
        600    Bel Fuse, Inc.                                                             19,254
      2,800    Belden CDT, Inc.                                                          107,044
      2,135    Bell Microproducts, Inc.(a)                                                11,081
      3,700    Benchmark Electronics, Inc.(a)                                             99,456
      4,400    Bookham, Inc.(a)(f)                                                        14,168
      3,780    Broadwing Corp.(a)                                                         47,704
      5,482    Brooks Automation, Inc.(a)                                                 71,540
      5,300    Bruker BioSciences Corp.(a)                                                37,153
      1,800    C&D Technologies, Inc.                                                     12,780
      2,800    C-COR, Inc.(a)                                                             24,024
     22,100    CMGI, Inc.(a)                                                              23,426
      2,200    CTS Corp.                                                                  30,316
        800    Cabot Microelectronics Corp.(a)                                            23,056
     13,200    Cadence Design Systems, Inc.(a)                                           223,872
      1,300    CalAmp Corp.(a)                                                             7,917
      4,000    California Micro Devices CP(a)                                             20,400
      2,385    Caliper Life Sciences, Inc.(a)                                             11,639
      2,900    Candela Corp.(a)                                                           31,639
      5,900    Captaris, Inc.(a)                                                          34,574
      3,200    Cepheid, Inc.(a)                                                           23,104
      1,103    Ceva, Inc.(a)                                                               6,243
        700    Champion Industries, Inc.                                                   5,075
      2,300    Checkpoint Systems, Inc.(a)                                                37,973
      5,100    Cirrus Logic, Inc.(a)                                                      37,179
      2,200    Coherent, Inc.(a)                                                          76,252
      1,300    Cohu, Inc.                                                                 23,179
      1,900    CommScope, Inc.(a)                                                         62,434
      1,800    Comtech Telecommunications Corp.(a)                                        60,264
     27,548    Conexant Systems, Inc.(a)                                                  55,096
      4,400    Cox Radio, Inc. Class A(a)                                                 67,540
      7,700    Credence Systems Corp.(a)                                                  21,945
      3,400    Cree, Inc.(a)(f)                                                           68,374
      2,305    Cymer, Inc.(a)                                                            101,212
      6,200    Cypress Semiconductor Corp.(a)                                            110,174
      3,627    DDi Corp.(a)                                                               28,073
      2,600    DSP Group, Inc.(a)                                                         59,410
        700    DTS, Inc.(a)                                                               14,826
      3,200    Daktronics, Inc.                                                           66,208
        100    Dataram Corp.                                                                 473
      1,500    DealerTrack Holdings, Inc.(a)                                              33,165
      2,200    Diodes, Inc.(a)                                                            94,974
      1,600    Dionex Corp.(a)                                                            81,504
      6,200    Dolby Laboratories, Inc. Class A(a)                                       123,070

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        600    Ducommun, Inc.(a)                                                    $     11,196
      1,400    Dynamics Research Corp.(a)                                                 13,930
      2,800    EFJ, Inc.(a)                                                               20,776
        700    EMS Technologies, Inc.(a)                                                  13,146
      4,000    ESS Technology, Inc.(a)                                                     3,720
        382    Eagle Broadband, Inc.(a)                                                      244
        200    Eagle Test Systems, Inc.(a)                                                 3,304
      2,500    Electro Scientific Industries, Inc.(a)                                     51,500
      1,700    Electroglas, Inc.(a)                                                        4,658
      3,300    Electronics for Imaging, Inc.(a)                                           75,504
        200    eMagin Corp.(a)                                                                48
      1,900    Emcore Corp.(a)                                                            11,248
      1,400    Empire Resources, Inc.                                                     12,320
      3,800    Emulex Corp.(a)                                                            69,046
      1,000    EndWare Corp.(a)                                                           12,080
      1,800    EnerSys(a)                                                                 28,872
      3,200    Energizer Holdings, Inc.(a)                                               230,368
      3,100    Energy Conversion Devices, Inc.(a)                                        114,824
      3,700    Exar Corp.(a)                                                              49,173
      7,987    Exide Technologies(a)                                                      29,792
      3,400    FEI Co.(a)                                                                 71,774
      5,300    FSI International, Inc.(a)                                                 30,475
      5,600    Fairchild Semiconductor International, Inc.(a)                            104,720
      1,600    Faro Technologies, Inc.(a)                                                 30,560
      4,500    Flir Systems, Inc.(a)                                                     122,220
      1,000    Flotek Industries, Inc.(a)                                                 15,410
      3,200    Formfactor, Inc.(a)                                                       134,816
      2,900    FuelCell Energy, Inc.(a)(f)                                                22,069
      2,400    GTC Biotherapeutics, Inc.(a)                                                2,976
      2,900    General Cable Corp.(a)                                                    110,809
      2,400    Genesis Energy LP                                                          37,512
      3,200    Genesis Microchip, Inc.(a)                                                 37,664
      4,000    Getty Images, Inc.(a)                                                     198,720
      4,700    Glenayre Technologies, Inc.(a)                                             10,340
      4,300    Harmonic, Inc.(a)                                                          31,605
      5,990    Harris Corp.                                                              266,495
      1,520    Harvard Bioscience, Inc.(a)                                                 6,840
      3,600    Hearst-Argyle Television, Inc.                                             82,620
      2,475    Herley Industries, Inc.(a)                                                 30,641
        447    Hifn, Inc.(a)                                                               2,105
      1,400    Hittite Microwave Corp.(a)                                                 62,300
      1,700    Houston Wire & Cable Co.(a)                                                31,960
        800    Hungarian Telephone & Cable(a)                                             12,520
      2,695    Hutchinson Technology, Inc.(a)                                             56,676
        800    INVESTools, Inc.(a)                                                         8,504
      4,300    ION Media Networks, Inc.(a)                                                 3,483
      1,000    IRIS International, Inc.(a)                                                11,500
      1,900    IXYS Corp.(a)                                                              15,941
        200    Ikanos Communications, Inc.(a)                                              2,354
      3,300    Illumina, Inc.(a)                                                         109,032
      3,600    Infosonics Corp.(a)(f)                                                     21,780
      3,935    Innovex, Inc.(a)                                                            8,145
      2,600    Integrated Silicon Solutions, Inc.(a)                                      14,508
      5,900    Interactive Data Corp.(a)                                                 117,705
      3,204    Intermagnetics General Corp.(a)                                            86,668
      2,800    International Rectifier Corp.(a)                                           97,552
      6,315    Intersil Corp. Class A                                                    155,033
      2,000    Itron, Inc.(a)                                                            111,600
      2,600    Ixia(a)                                                                    23,166
      1,200    Keithley Instruments, Inc.                                                 15,300
      2,800    Kemet Corp.(a)                                                             22,596
      2,500    Komag, Inc.(a)                                                             79,900
      4,200    Kopin Corp.(a)                                                             14,070
      5,800    Kulicke & Soffa Industries, Inc.(a)                                        51,272
        100    LCC International, Inc. Class A(a)                                            365
      6,300    Lam Research Corp.(a)                                                     285,579
      7,270    Lattice Semiconductor Corp.(a)                                             49,581
        900    LeCroy Corp.(a)                                                            12,402
      6,100    Leadis Technology, Inc.(a)                                                 24,217
        100    Lightpath Technologies, Inc. Class A(a)                                       334
      2,070    Littelfuse, Inc.(a)                                                        71,829
     11,400    MEMC Electronic Materials, Inc.(a)                                        417,582
      3,153    MKS Instruments, Inc.(a)                                                   64,037
      7,287    MRV Communications, Inc.(a)                                                20,112
      1,900    MTS Systems Corp.                                                          61,446
     40,100    Marvell Technology Group Ltd.(a)(h)                                       776,737
      5,200    Mattson Technology, Inc.(a)                                                43,160
      2,200    Maxwell Technologies, Inc.(a)                                              44,748
      1,400    Mercury Computer Systems, Inc.(a)                                          16,590
      4,600    Methode Electronics, Inc.                                                  43,746
      2,400    Mettler Toledo International, Inc.(a)                                     158,760
      3,817    Microsemi Corp.(a)                                                         71,950
      2,000    Microtune, Inc.(a)                                                          9,720
      1,855    MoSys, Inc.(a)                                                             12,484
      1,700    Mobility Electronics, Inc.(a)                                               9,452
      1,100    Multi-Fineline Electronix, Inc.(a)(f)                                      27,907
        100    M-Wave, Inc.(a)                                                                66
      2,900    NU Horizons Electronics Corp.(a)                                           36,946
      4,225    Nanogen, Inc.(a)                                                            7,521
      2,000    Nanometrics, Inc.(a)                                                       18,500
      3,000    Nanophase Technologies Corp.(a)                                            18,090
      3,700    Napco Security Systems, Inc.(a)                                            22,052
        320    Neomagic Corp.(a)                                                             896
      1,000    Neoware Systems, Inc.(a)                                                   13,590
      2,800    Netgear, Inc.(a)                                                           57,652
        600    Netlogic Microsystems, Inc.(a)                                             15,222
      1,300    Newport Corp.(a)                                                           21,190
     10,035    Nuance Communications, Inc.(a)                                             81,986
     24,450    ON Semiconductor Corp.(a)                                                 143,766
        800    OSI Systems, Inc.(a)                                                       15,680
      2,900    Omni Energy Services Corp.                                                 21,982
      3,900    Omnivision Technologies, Inc.(a)                                           55,653
      2,300    Oplink Communications, Inc.(a)                                             45,954
        400    Optical Communication Products, Inc.(a)                                       788
        200    PDF Solutions, Inc.(a)                                                      2,192
      1,500    PLX Technology, Inc.(a)                                                    15,555
      1,500    Palomar Medical Technologies, Inc.(a)                                      63,300
      1,150    Park Electrochemical Corp.                                                 36,432
        800    Parkervision, Inc.(a)(f)                                                    5,816
      7,600    Pemstar, Inc.(a)                                                           27,740

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,500    Pericom Semiconductor Corp.(a)                                       $     14,625
      1,600    Photon Dynamics, Inc.(a)                                                   21,232
      3,300    Pixelworks, Inc.(a)                                                         9,735
        900    Planar Systems, Inc.(a)                                                    10,215
      1,600    Plantronics, Inc.                                                          28,048
      1,500    Plexus Corp.(a)                                                            28,800
      2,800    Portalplayer, Inc.(a)                                                      31,584
        600    Powell Industries, Inc.(a)                                                 13,278
      5,100    Power-One, Inc.(a)                                                         36,924
      3,600    Powerwave Technologies, Inc.(a)                                            27,360
        400    Preformed Line Products Co.                                                14,168
      8,400    Quantum Corp.(a)                                                           18,312
        200    QuickLogic Corp.(a)                                                           708
      6,135    RF Micro Devices, Inc.(a)                                                  46,503
        900    Radisys Corp.(a)                                                           19,125
      8,100    Rambus, Inc.(a)                                                           141,264
      1,900    Raven Industries, Inc.                                                     57,019
        700    Rex Stores Corp.(a)                                                         9,870
        800    Richardson Electronics Ltd.                                                 7,224
        900    Rofin-Sinar Technologies, Inc.(a)                                          54,693
      2,928    Rudolph Technologies, Inc.(a)                                              53,670
      5,900    Saflink Corp.(a)(f)                                                         2,183
        800    SCM Microsystems, Inc.(a)                                                   2,680
      1,200    Sagemark Cos. Ltd.(a)                                                         696
     40,532    Seagate Technology                                                        935,884
      1,100    Semitool, Inc.(a)                                                          11,374
      4,200    Semtech Corp.(a)                                                           53,592
      5,800    Sigmatel, Inc.(a)                                                          27,144
      1,200    Sigmatron International, Inc.(a)                                            9,852
      4,700    Silicon Image, Inc.(a)                                                     59,784
      2,700    Silicon Laboratories, Inc.(a)                                              83,754
      6,000    Silicon Storage Technology, Inc.(a)                                        24,720
      2,800    SimpleTech, Inc.(a)                                                        25,508
      4,000    Sirenza Microdevices, Inc.(a)                                              31,600
      3,000    Sirf Technology Holdings, Inc.(a)                                          71,970
      9,100    Skyworks Solutions, Inc.(a)                                                47,229
      1,800    Smart Modular Technologies WWH, Inc.(a)                                    17,946
      9,000    Spansion LLC Class A(a)                                                   150,030
      1,300    Spectralink Corp.                                                          10,673
      3,100    Spectrum Brands, Inc.(a)                                                   26,164
      3,100    Staktek Holdings, Inc.(a)                                                  18,538
      1,400    Standard Microsystems Corp.(a)                                             39,788
      9,600    Stratex Networks, Inc.(a)                                                  42,624
      5,200    Sunpower Corp. Class A(a)(f)                                              144,248
        200    Suntron Corp.(a)                                                              236
        432    Superconductor Technologies, Inc.(a)                                          626
      1,200    Superior Essex, Inc.(a)                                                    41,100
      1,500    Supertex, Inc.(a)                                                          58,305
      4,176    Symmetricom, Inc.(a)                                                       33,700
      2,300    Synaptics, Inc.(a)                                                         56,051
        200    Syntax-Brillian Corp.(a)                                                      942
      2,300    TTM Technologies, Inc.(a)                                                  26,910
      4,730    Taser International, Inc.(a)(f)                                            36,185
      1,900    Technitrol, Inc.                                                           56,715
        841    Tegal Corp.(a)                                                              3,465
      5,600    Tekelec(a)                                                                 72,576
      3,300    Telkonet, Inc.(a)(f)                                                        9,405
         75    Terabeam, Inc.(a)                                                             176
      3,700    Tessera Technologies, Inc.(a)                                             128,686
      5,500    Therma-Wave, Inc.(a)                                                        6,545
      2,965    Thomas & Betts Corp.(a)                                                   141,460
        800    Tollgrade Communications, Inc.(a)                                           7,160
     11,200    Transmeta Corp.(a)                                                         12,880
      5,200    Transwitch Corp.(a)                                                         7,332
      9,645    Triquint Semiconductor, Inc.(a)                                            50,154
        200    Tvia, Inc.(a)                                                                 270
      1,500    Tweeter Home Entertainment Group, Inc.(a)                                   6,840
      3,200    Ultralife Batteries, Inc.(a)(f)                                            33,312
      1,700    Ultratech, Inc.(a)                                                         22,644
      1,200    United Industrial Corp.                                                    64,200
        600    Unitil Corp.                                                               14,580
      6,300    Valence Technology, Inc.(a)(f)                                             11,970
      1,750    Varian, Inc.(a)                                                            80,273
      2,600    Varian Semiconductor Equipment Associates, Inc.(a)                         95,420
      1,400    Viasat, Inc.(a)                                                            35,112
      2,400    Vicor Corp.                                                                27,696
      1,300    Virage Logic Corp.(a)                                                      11,843
      8,361    Vishay Intertechnology, Inc.(a)                                           117,388
        200    Volterra Semiconductor Corp.(a)                                             3,250
         66    Vyyo, Inc.(a)                                                                 315
      3,600    WJ Communications, Inc.(a)                                                  7,776
          4    Wave Wireless Corp.(a)                                                          -
      9,900    Western Digital Corp.(a)                                                  179,190
      4,117    Zebra Technologies Corp. Class A(a)                                       147,142
      7,424    Zhone Technologies, Inc.(a)(f)                                              7,944
      3,361    Zoran Corp.(a)                                                             54,045
                                                                                    ------------
                                                                                      15,113,129
                                                                                    ------------
       ENERGY & RAW MATERIALS - 3.3%
      1,000    APCO Argentina, Inc.                                                       85,000
        800    Adams Resources & Energy, Inc.                                             27,880
      3,000    Alliance Resource Partners LP                                             104,460
      3,200    Alpha Natural Resources, Inc.(a)                                           50,432
      4,000    Amerigas Partners LP                                                      123,440
      6,000    Arch Coal, Inc.                                                           173,460
      1,600    Atlas Pipeline Partners LP                                                 69,392
      1,800    Atwood Oceanics, Inc.(a)                                                   80,946
        600    Barnwell Industries, Inc.                                                  11,634
      2,000    Berry Petroleum Co. Class A                                                56,320
      6,100    Boardwalk Pipeline Partners LP                                            163,114
      5,500    Brigham Exploration Co.(a)                                                 37,235
      1,800    Bristow Group, Inc.(a)                                                     61,920
      2,700    Bronco Drilling Co., Inc.(a)                                               47,466
      3,900    Buckeye GP Holdings LP(a)                                                  60,645
      2,100    Buckeye Partners LP(f)                                                     91,560
      1,350    CARBO Ceramics, Inc.                                                       48,640
      1,700    CREDO Petroleum Corp.(a)                                                   23,035
      3,720    Cabot Oil & Gas Corp. Class A                                             178,300
      1,200    Calumet Specialty Products Partners LP                                     38,340

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      4,800    Cameron International Corp.(a)                                       $    231,888
      5,600    Canyon Resources Corp.(a)                                                   4,032
      5,816    Cimarex Energy Co.                                                        204,665
      3,100    Compass Minerals International, Inc.                                       87,761
      1,100    Crosstex Energy, Inc.                                                      98,527
      1,300    Dawson Geophysical Co.(a)                                                  38,610
      5,300    Denbury Resources, Inc.(a)                                                153,170
      1,500    Dril-Quip, Inc.(a)                                                        101,520
      6,720    ENSCO International, Inc.                                                 294,538
      6,000    Enterprise GP Holdings LP                                                 204,780
     28,505    Enterprise Products Partners LP(f)                                        762,509
      4,400    The Exploration Co. of Delaware, Inc.(a)                                   42,108
      3,100    FMC Technologies, Inc.(a)                                                 166,470
      4,300    Ferrellgas Partners-LP                                                     97,997
      2,200    Forest Oil Corp.(a)                                                        69,498
      3,100    Foundation Coal Holdings, Inc.                                            100,347
      2,600    Goodrich Petroleum Corp.(a)                                                78,312
      5,800    Grant Prideco, Inc.(a)                                                    220,574
     10,600    Grey Wolf, Inc.(a)                                                         70,808
      2,849    Hanover Compressor Co.(a)                                                  51,909
      3,100    Headwaters, Inc.(a)                                                        72,385
      5,400    Helmerich & Payne, Inc.                                                   124,362
      1,200    Holly Energy Partners LP                                                   45,312
      2,000    Hydril Co.(a)                                                             112,120
      4,700    ICO, Inc.(a)                                                               31,114
      4,000    Inergy LP                                                                 108,960
      2,300    James River Coal Co.(a)                                                    24,265
      5,500    Joy Global, Inc.                                                          206,855
          9    Kestrel Energy, Inc.(a)                                                       810
     16,400    Kinder Morgan Energy Partners LP                                          719,632
      3,700    Kirby Corp.(a)                                                            115,921
        900    Lufkin Industries, Inc.                                                    47,628
        600    MAXXAM, Inc.(a)                                                            16,380
      5,700    Massey Energy Co.                                                         119,358
      7,650    McDermott International, Inc.(a)                                          319,770
      3,300    NL Industries, Inc.                                                        32,802
      2,200    Natural Gas Services Group(a)                                              28,380
      1,300    Natural Resource Partners LP                                               66,313
      5,200    Newpark Resources, Inc.(a)                                                 27,716
      7,980    Noble Energy, Inc.                                                        363,808
      2,000    Oil States International, Inc.(a)                                          55,000
      3,500    Parallel Petroleum Corp.(a)                                                70,210
      8,400    Parker Drilling Co.(a)                                                     59,472
     12,080    Peabody Energy Corp.                                                      444,302
        800    Penn Virginia Corp.                                                        50,728
      1,800    Penn Virginia Resource Partners LP                                         43,254
      1,680    Petroleum Development Corp.(a)                                             67,015
      3,000    Pioneer Drilling Co.(a)                                                    38,520
      4,800    Plains All American Pipeline LP(f)                                        221,520
      5,700    Prolong International Corp.(a)                                                 29
      3,212    Quantum Fuel Systems Technologies Worldwide, Inc.(a)(f)                     6,360
        100    RGC Resources, Inc.                                                         2,590
      9,000    Range Resources Corp.                                                     227,160
      1,777    SEACOR Holdings, Inc.(a)                                                  146,603
        407    Solexa, Inc.(a)                                                             3,590
      8,000    Southwestern Energy Co.(a)                                                238,960
      1,900    Swift Energy Co.(a)                                                        79,458
      2,100    TC PipeLines LP                                                            64,134
      2,655    Tidewater, Inc.                                                           117,324
      4,200    USEC, Inc.                                                                 40,488
      3,200    Unit Corp.(a)                                                             147,104
      4,500    Valero GP Holdings LLC(a)                                                  87,300
      2,300    W-H Energy Services, Inc.(a)                                               95,381
        500    Westmoreland Coal Co.(a)                                                    9,835
      1,900    Williams Partners LP                                                       68,571
      2,300    World Fuel Services Corp.                                                  93,035
      1,300    Xanser Corp.(a)                                                             7,605
                                                                                    ------------
                                                                                       9,682,681
                                                                                    ------------
       ENERGY & UTILITIES - 3.2%
      3,700    AGL Resources, Inc.                                                       135,050
      1,100    ATG, Inc.(a)                                                                    -
      3,500    Active Power, Inc.(a)                                                       8,750
      1,800    Allete, Inc.                                                               78,210
      5,500    Alliant Energy Corp.                                                      196,515
        950    American States Water Co.                                                  36,337
      5,617    Aqua America, Inc.                                                        123,237
      7,810    Aquila, Inc.(a)                                                            33,817
        225    Artesian Resources Corp. Class A                                            4,232
      5,600    Atmos Energy Corp.                                                        159,880
        200    Atrion Corp.                                                               15,460
      3,900    Aventine Renewable Energy Holdings, Inc.(a)(f)                             83,421
      3,500    Avista Corp.                                                               82,880
        200    BIW Ltd.                                                                    3,210
      3,500    Basin Water, Inc.(a)                                                       28,665
      7,730    Beacon Power Corp.(a)                                                       9,740
      1,100    Black Hills Corp.                                                          36,971
        900    CH Energy Group, Inc.                                                      46,323
        900    California Water Service Group                                             33,237
        800    Cascade Natural Gas Corp.                                                  20,872
      2,766    Catalytica Energy Systems, Inc.(a)                                          3,070
      2,000    Central Vermont Public Service Corp.                                       44,220
      1,300    Chesapeake Utilities Corp.                                                 39,065
      2,900    Cleco Corp.                                                                73,196
        600    Connecticut Water Service, Inc.                                            13,248
        200    Copano Energy LLC                                                          10,758
        300    DCP Midstream Partners LP                                                   8,400
      6,535    DPL, Inc.                                                                 177,229
        100    Delta Natural Gas Co., Inc.                                                 2,505
      3,000    Duquesne Light Holdings, Inc.                                              58,980
      3,000    El Paso Electric Co.(a)                                                    67,020
      2,900    The Empire District Electric Co.                                           64,902
      5,100    Energen Corp.                                                             213,537
      7,600    Energy East Corp.                                                         180,272
      7,700    Energy Transfer Partners LP                                               356,741
        200    Energy West, Inc.                                                           2,200
        450    EnergySouth, Inc.                                                          15,187
      6,580    Equitable Resources, Inc.                                                 230,168
      4,700    Evergreen Energy, Inc.(a)(f)                                               50,290

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        199    Florida Public Utilities Co.                                         $      2,746
      4,800    Great Plains Energy, Inc.                                                 148,896
      1,000    Green Mountain Power Corp.                                                 33,370
      4,420    Hawaiian Electric Industries, Inc.                                        119,605
      2,300    IDACORP, Inc.                                                              86,963
      1,200    The Laclede Group, Inc.                                                    38,496
      8,025    MDU Resources Group, Inc.                                                 179,279
        800    MGE Energy, Inc.                                                           25,904
      3,100    Magellan Midstream Holdings LP                                             69,750
        766    Middlesex Water Co.                                                        14,730
     19,300    Mirant Corp.(a)                                                           527,083
      9,300    Mueller Water Products, Inc.(a)                                           135,873
      9,230    NRG Energy, Inc.(a)                                                       418,119
      5,800    NSTAR                                                                     193,488
      3,750    National Fuel Gas Co.                                                     136,313
      1,940    New Jersey Resources Corp.                                                 95,642
      2,000    NorthWestern Corp.                                                         69,960
      6,000    Northeast Utilities                                                       139,620
      1,600    Northwest Natural Gas Co.                                                  62,848
      5,200    OGE Energy Corp.                                                          187,772
      5,700    ONEOK Partners LP                                                         320,625
      5,190    Oneok, Inc.                                                               196,130
      1,700    Ormat Technologies, Inc.                                                   55,624
      1,300    Otter Tail Corp.                                                           38,012
      1,500    PNM Resources, Inc.                                                        41,355
        177    Pennichuck Corp.                                                            3,280
      9,173    Pepco Holdings, Inc.                                                      221,711
      4,500    Piedmont Natural Gas Co.                                                  113,895
      1,400    Pike Electric Corp.(a)                                                     20,860
      4,200    Portland General Electric Co.                                             102,522
      5,100    Puget Energy, Inc.                                                        115,923
      4,100    Questar Corp.                                                             335,257
      3,800    Regency Energy Partners LP                                                 91,884
     19,300    Reliant Energy, Inc.(a)                                                   237,583
      5,200    SCANA Corp.                                                               209,404
      5,800    SEMCO Energy, Inc.(a)                                                      32,712
        600    SJW Corp.                                                                  17,946
      9,000    Sierra Pacific Resources(a)                                               129,060
      1,600    South Jersey Industries, Inc.                                              47,856
      7,454    Southern Union Co.                                                        196,860
      2,000    Southwest Gas Corp.                                                        66,640
      1,571    Southwest Water Co.                                                        19,213
        600    Streicher Mobile Fueling, Inc.(a)                                           1,242
      2,400    Transmeridian Exploration, Inc.(a)(f)                                       9,480
      7,360    UGI Corp.                                                                 179,952
      1,833    UIL Holdings Corp.                                                         68,738
      1,800    Unisource Energy Corp.                                                     59,994
      3,400    Vectren Corp.                                                              91,290
      4,250    VeraSun Energy Corp.(a)(f)                                                 68,213
      2,640    Veritas DGC, Inc.(a)                                                      173,765
      2,600    WGL Holdings, Inc.                                                         81,484
      2,700    WPS Resources Corp.                                                       134,001
      2,825    Westar Energy, Inc.                                                        66,416
      5,980    Wisconsin Energy Corp.                                                    257,977
                                                                                    ------------
                                                                                       9,241,156
                                                                                    ------------
       FOOD & AGRICULTURE - 2.8%
        400    Alico, Inc.                                                                23,404
      3,200    American Italian Pasta Co. Class A(a)                                      24,896
      1,400    The Andersons, Inc.                                                        47,810
        500    Bridgford Foods Corp.(a)                                                    3,120
      7,900    Bunge Ltd.                                                                457,805
      9,300    Burger King Holdings, Inc.(a)                                             148,428
      1,700    CF Industries Holdings, Inc.                                               29,019
        200    Cagle's, Inc. Class A(a)                                                    1,620
      1,802    Chiquita Brands International, Inc.                                        24,111
        400    Coca-Cola Bottling Co. Consolidated                                        24,792
        300    Consolidated-Tomoka Land Co.                                               19,251
      5,200    Corn Products International, Inc.                                         169,208
      1,200    Cuisine Solutions, Inc.(a)                                                  6,888
        500    Dairy Mart Convenience Stores(a)                                                -
      3,500    Darling International, Inc.(a)                                             14,665
     14,000    Del Monte Foods Co.                                                       146,300
      2,280    Delta & Pine Land Co.                                                      92,340
        900    Eden Bioscience Corp.(a)                                                      549
        400    Embrex, Inc.(a)                                                             4,720
        300    Farmer Bros. Co.                                                            6,162
        100    Fisher Communications, Inc.(a)                                              4,155
      3,812    Flowers Foods, Inc.                                                       102,467
      4,500    Fresh Del Monte Produce, Inc.                                              78,255
        700    Gehl Co.(a)                                                                18,746
      2,200    Gold Kist, Inc.(a)                                                         45,848
        600    Golden Enterprises, Inc.                                                    1,872
        400    Green Mountain Coffee Roasters, Inc.(a)                                    14,720
      1,000    Griffin Land & Nurseries, Inc.(a)                                          30,270
      2,339    Hain Celestial Group, Inc.(a)                                              59,785
      4,100    Hines Horticulture, Inc.(a)                                                 6,027
      7,990    Hormel Foods Corp.                                                        287,480
        612    Imperial Sugar Co. New Shares                                              19,045
      1,800    Ingles Markets, Inc. Class A                                               47,484
      3,765    Ionatron, Inc.(a)(f)                                                       18,110
      1,000    J&J Snack Foods Corp.                                                      31,100
      2,919    The J.M. Smucker Co.                                                      139,966
        700    John B. Sanfilippo & Son, Inc.(a)                                           7,140
      3,100    Jones Soda Co.(a)                                                          27,745
    117,880    Kraft Foods, Inc.(f)                                                    4,203,601
      1,800    Lance, Inc.                                                                39,636
      3,400    Lifeway Foods, Inc.(a)                                                     23,256
      1,700    MGP Ingredients, Inc.                                                      36,159
        400    Maui Land & Pineapple Co., Inc.(a)                                         11,868
        700    Monterey Gourmet Foods, Inc.(a)                                             2,646
      1,320    Nash Finch Co.                                                             31,060
        875    Neogen Corp.(a)                                                            18,953
      5,900    NitroMed, Inc.(a)                                                          18,703
      1,600    The Pantry, Inc.(a)                                                        90,192
      1,900    Peet's Coffee & Tea, Inc.(a)                                               47,519
      8,227    PepsiAmericas, Inc.                                                       175,564
      3,100    Performance Food Group Co.(a)                                              87,079
      4,200    Pilgrim's Pride Corp.                                                     114,870
      1,600    Pioneer Cos., Inc.(a)                                                      39,216
      1,900    Premium Standard Farms, Inc.                                               36,195
      1,200    Provena Foods, Inc.(a)                                                      3,360

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,732    Ralcorp Holdings, Inc.(a)                                            $     83,534
      1,424    Rocky Mountain Chocolate Factory, Inc.                                     19,324
      1,950    Sanderson Farms, Inc.                                                      63,102
      4,200    Schiff Nutrition International, Inc.(a)                                    29,232
      3,800    The Scotts Miracle-Gro Co.                                                169,062
        100    Seaboard Corp.                                                            120,500
        200    Seneca Foods Corp.(a)                                                       5,420
      1,800    Smart & Final, Inc.(a)                                                     30,726
      6,000    Smithfield Foods, Inc.(a)                                                 162,120
        114    SoftBrands, Inc.(a)                                                           190
      1,700    Spartan Stores, Inc.                                                       28,730
        400    Tasty Baking Co.                                                            3,652
        400    Tejon Ranch Co.(a)                                                         16,972
      4,600    Terra Industries, Inc.(a)                                                  35,466
      2,780    Tootsie Roll Industries, Inc.                                              81,482
      1,812    TreeHouse Foods, Inc.(a)                                                   42,854
      3,100    United Natural Foods, Inc.(a)                                              96,069
      2,800    Wild Oats Markets, Inc.(a)                                                 45,276
        800    Willamette Valley Vineyards(a)                                              4,568
        500    Zanett, Inc.(a)                                                               725
        800    Zapata Corp.(a)                                                             5,392
                                                                                    ------------
                                                                                       8,209,576
                                                                                    ------------
       GOLD - 0.2%
      1,200    Aurora Oil & Gas Corp.(a)                                                   3,672
     11,600    Glamis Gold Ltd.(a)                                                       457,388
      5,580    Meridian Gold, Inc.(a)                                                    138,719
      4,400    NGAS Resources, Inc.(a)(f)                                                 33,968
      2,635    Royal Gold, Inc.(f)                                                        71,488
      3,500    US Gold Corp.(a)(f)                                                        16,870
                                                                                    ------------
                                                                                         722,105
                                                                                    ------------
       INSURANCE - 4.3%
      5,200    21st Century Insurance Group                                               77,740
      2,600    Affirmative Insurance Holdings, Inc.                                       38,090
      4,900    Alfa Corp.                                                                 84,623
        532    Alleghany Corp.(a)                                                        153,753
      3,500    Allied World Assurance Holdings Ltd.(a)                                   141,400
      2,200    AmerUs Group Co.                                                          149,622
      4,200    American Equity Investment Life Holding Co.                                51,534
      4,200    American Financial Group, Inc.                                            197,106
      1,700    American National Insurance Co.                                           197,030
      3,200    Amerisafe, Inc.(a)                                                         31,360
      4,705    Arch Capital Group Ltd.(a)                                                298,720
      1,800    Argonaut Group, Inc.(a)                                                    55,854
      4,300    Arthur J. Gallagher & Co.                                                 114,681
      5,500    Aspen Insurance Holdings Ltd.                                             142,065
      9,305    Assurant, Inc.                                                            496,980
      4,100    Assured Guaranty Ltd.                                                     106,313
        700    Atlantic American Corp.(a)                                                  1,715
      9,800    Axis Capital Holdings Ltd.                                                339,962
        950    Baldwin & Lyons, Inc. Class B                                              23,009
      1,780    Bristol West Holdings, Inc.                                                25,899
      6,900    Brown & Brown, Inc.                                                       210,864
     17,929    CNA Financial Corp.(a)                                                    645,803
      1,400    CNA Surety Corp.(a)                                                        28,280
      1,000    Clark, Inc.                                                                11,270
      4,100    Commerce Group, Inc.                                                      123,205
      9,400    Conseco, Inc.(a)                                                          197,306
      3,200    Crawford & Co. Class B                                                     21,728
      2,950    Delphi Financial Group Class A                                            117,646
      2,600    Direct General Corp.                                                       34,996
        100    Donegal Group, Inc. Class A                                                 2,022
      1,700    EMC Insurance Group, Inc.                                                  49,028
      3,800    Endurance Specialty Holdings Ltd.                                         133,988
      3,700    Erie Indemnity Co. Class A                                                193,769
      3,400    Everest Re Group Ltd.                                                     331,602
      1,000    FBL Financial Group, Inc. Class A                                          33,470
        400    FMS Financial Corp.                                                         8,760
      1,400    FPIC Insurance Group, Inc.(a)                                              55,454
      7,642    Fidelity National Financial, Inc.                                         318,289
     13,634    Fidelity National Title Group, Inc. Class A(f)                            285,769
      4,335    First American Corp.                                                      183,544
        400    First United Corp.                                                          8,528
      4,500    Fremont General Corp.                                                      62,955
      3,210    Great American Financial Resources, Inc.                                   67,185
      4,950    HCC Insurance Holdings, Inc.                                              162,756
      3,100    The Hanover Insurance Group, Inc.                                         138,353
      2,000    Harleysville Group, Inc.                                                   69,980
      1,900    Hilb Rogal & Hobbs Co.                                                     81,035
      2,400    Horace Mann Educators Corp.                                                46,152
      5,500    IPC Holdings, Ltd.                                                        167,310
        720    Independence Holding Co.                                                   15,667
      2,000    Infinity Property & Casualty Corp.                                         82,260
      6,000    Isolagen, Inc.(a)                                                          20,700
      1,500    KMG America Corp(a)                                                        11,025
        400    Kansas City Life Insurance Co.                                             18,072
      1,500    LandAmerica Financial Group, Inc.                                          98,685
        700    Markel Corp.(a)                                                           287,462
      2,900    Max Re Capital Ltd.                                                        66,584
      3,900    Meadowbrook Insurance Group, Inc.(a)                                       43,914
      1,600    Mercer Insurance Group, Inc.                                               41,344
        100    Merchants Group, Inc.                                                       2,999
      3,700    Mercury General Corp.                                                     183,557
      6,300    Montpelier Re Holdings Ltd.                                               122,157
        500    NYMAGIC, Inc.                                                              15,850
      3,300    National Atlantic Holdings Corp.(a)                                        37,785
        400    National Interstate Corp.                                                   9,840
      1,000    National Medical Health Card Systems, Inc.(a)                              15,550
     10,500    Nationwide Financial Services, Inc. Class A                               505,050
        700    Navigators Group, Inc.(a)                                                  33,607
      3,900    Odyssey Re Holdings Corp.                                                 131,742
      3,400    Ohio Casualty Corp.                                                        87,958
     11,612    Old Republic International Corp.                                          257,206
      4,695    PMA Capital Corp. Class A(a)                                               41,410
      4,000    The PMI Group, Inc.                                                       175,240
      3,600    PartnerRe Ltd.                                                            243,252
        250    Penn Treaty American Corp.(a)                                               1,835
      4,800    Philadelphia Consolidated Holding Co.(a)                                  190,944
      5,500    The Phoenix Cos., Inc.                                                     77,000
        700    Pico Holdings, Inc.(a)                                                     22,785

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      3,200    Platinum Underwriters Holdings Ltd.                                  $     98,656
      1,700    Presidential Life Corp.                                                    38,029
      2,300    ProAssurance Corp.(a)                                                     113,344
      3,700    Protective Life Corp.                                                     169,275
      1,100    RLI Corp.                                                                  55,869
        200    RTW, Inc.(a)                                                                2,034
      4,144    Radian Group, Inc.                                                        248,640
      3,800    Reinsurance Group of America, Inc.                                        197,334
      5,700    RenaissanceRe Holdings Ltd.                                               316,920
      2,000    Republic Cos. Group, Inc.                                                  39,800
        400    SCPIE Holdings, Inc.(a)                                                     9,416
      1,600    Safety Insurance Group, Inc.                                               77,856
      5,700    Scottish Re Group Ltd.                                                     61,959
      2,900    SeaBright Insurance Holdings, Inc.(a)                                      40,513
      5,900    Security Capital Assurance Ltd.(a)                                        141,305
      2,200    Selective Insurance Group                                                 115,742
      3,000    Stancorp Financial Group, Inc.                                            133,890
      1,825    State Auto Financial Corp.                                                 55,754
        900    Stewart Information Services Corp.                                         31,293
      2,100    Tower Group, Inc.                                                          70,035
      4,631    Transatlantic Holdings, Inc.                                              279,759
      1,500    Triad Guaranty, Inc.(a)                                                    76,755
      2,100    USI Holdings Corp.(a)                                                      28,455
        300    Unico American Corp.(a)                                                     3,105
      1,200    United America Indemnity, Ltd.(a)                                          26,964
      2,700    United Fire & Casualty Co.                                                 84,510
      3,800    Unitrin, Inc.                                                             167,846
      5,200    Universal American Financial Corp.(a)                                      83,564
     10,090    W.R. Berkley Corp.                                                        357,085
      2,800    WellCare Health Plans, Inc.(a)                                            158,564
      1,650    Zenith National Insurance Corp.                                            65,819
                                                                                    ------------
                                                                                      12,710,073
                                                                                    ------------
       INTERNATIONAL OIL - 0.3%
      2,600    ATP Oil & Gas Corp.(a)                                                     96,044
     16,489    GlobalSantaFe Corp.                                                       824,285
      4,700    Sulphco, Inc.(a)(f)                                                        29,187
                                                                                    ------------
                                                                                         949,516
                                                                                    ------------

       LIQUOR - 0.1%
      1,800    Boston Beer Co., Inc. Class A(a)                                           59,130
      3,112    Central European Distribution Corp.(a)                                     72,852
      2,300    National Beverage Corp.                                                    27,393
        100    Pyramid Breweries, Inc.(a)                                                    250
                                                                                    ------------
                                                                                         159,625
                                                                                    ------------
       MEDIA - 2.6%
      2,000    ACCO Brands Corp.(a)                                                       44,520
      1,000    Acme Communications, Inc.(a)                                                5,260
      2,250    America's Car Mart, Inc.(a)                                                37,012
      1,400    Banta Corp.                                                                66,640
      4,500    Beasley Broadcasting Group, Inc. Class A                                   31,635
      3,980    Belo Corp. Class A                                                         62,924
      8,600    Blockbuster, Inc. Class A(f)                                               33,024
      8,700    CNET Networks, Inc.(a)                                                     83,346
         50    CTN Media Group, Inc.(a)                                                        -
     19,200    Cablevision Systems Corp. Class A                                         436,032
        600    Cadmus Communications Corp.                                                 8,964
      2,200    Carmike Cinemas, Inc.                                                      37,796
     39,100    Charter Communications, Inc. Class A(a)(f)                                 59,432
      7,100    Citadel Broadcasting Corp.                                                 66,740
      1,300    Consolidated Graphics, Inc.(a)                                             78,221
      7,100    Crown Media Holdings, Inc. Class A(a)                                      31,879
      5,365    Cumulus Media, Inc. Class A(a)                                             51,289
     88,045    The DIRECTV Group, Inc.(a)(f)                                           1,732,726
      2,500    Document Security Systems, Inc.(a)(f)                                      24,675
      8,700    DreamWorks Animation SKG, Inc. Class A(a)                                 216,717
     32,365    EchoStar Communications Corp. Class A(a)                                1,059,630
      2,700    Emmis Communications Corp. Class A(a)                                      33,075
      1,600    Entercom Communications Corp.                                              40,320
      6,500    Entravision Communications Corp. Class A(a)                                48,360
      7,280    Gartner, Inc. Class A(a)                                                  128,055
      2,220    Gaylord Entertainment Co.(a)                                               97,347
      2,200    Gray Television, Inc.                                                      14,102
         80    iBEAM Broadcasting Corp.(a)                                                     -
         20    Intraware, Inc.(a)                                                             92
      4,200    John Wiley & Sons, Inc. Class A                                           151,242
      4,500    Journal Communications, Inc. Class A                                       50,715
      2,500    Journal Register Co.                                                       14,175
      2,800    The Knot, Inc.(a)                                                          61,964
      1,500    Lee Enterprises, Inc.                                                      37,860
     27,741    Liberty Global, Inc.(a)                                                   714,053
      3,922    Liberty Global, Inc. Series C(a)                                           98,285
      3,200    Lin TV Corp. Class A(a)                                                    24,896
      2,600    Live Nation(a)                                                             53,092
        300    Loral Space & Communications Ltd.(a)                                        7,896
      3,600    Martha Stewart Living Omnimedia, Inc. Class A(f)                           63,936
      5,000    McClatchy Co. Class A                                                     210,950
        800    Media General, Inc. Class A                                                30,176
     10,900    Mediacom Communications Corp. Class A(a)                                   77,608
      5,600    Navarre Corp.(a)(f)                                                        22,512
      1,400    Network Equipment Technologies, Inc.(a)                                     5,768
      2,500    Nexstar Broadcasting Group, Inc. Class A(a)                                 9,875
     10,600    Palatin Technologies, Inc.(a)                                              25,228
      1,700    Penton Media, Inc.(a)                                                         952
      2,100    Playboy Enterprises, Inc. Class B(a)                                       19,761
     15,534    Primedia, Inc.(a)                                                          23,612
      9,800    Radio One, Inc. Class A(a)                                                 61,152
      3,300    The Reader's Digest Association, Inc. Class A                              42,768
     12,100    Regal Entertainment Group Series A                                        239,822
      2,900    Regent Communications, Inc.(a)                                             10,991
      1,500    Rewards Network, Inc.(a)                                                    7,305
      1,425    Saga Communications, Inc. Class A(a)                                       11,030
      1,600    Salem Communications Corp. Class A                                         18,096
      1,410    Scholastic Corp.(a)                                                        43,922
      9,100    Sinclair Broadcast Group, Inc. Class A                                     71,435
      5,830    Source Interlink Cos., Inc.(a)                                             55,385
      5,100    Spanish Broadcasting System, Inc. Class A(a)                               22,287
      4,980    Sun-Times Media Group, Inc.                                                32,768
      7,465    TiVo, Inc.(a)                                                              56,659

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        320    Triple Crown Media, Inc.(a)                                          $      2,330
        600    United Capital Corp.(a)                                                    16,014
      9,900    Univercell Holdings, Inc.(a)                                                   80
      2,000    Valassis Communications, Inc.(a)                                           35,300
      2,300    ValueVision Media, Inc. Class A(a)                                         26,657
      2,100    WPT Enterprises, Inc.(a)(f)                                                 7,896
        525    Washington Post Class B                                                   386,925
      3,600    Westwood One, Inc.                                                         25,488
      6,900    WorldSpace, Inc. Class A(a)(f)                                             23,667
     20,475    XM Satellite Radio Holdings, Inc. Class A(a)                              263,923
      2,400    Young Broadcasting, Inc. Class A(a)                                         5,520
                                                                                    ------------
                                                                                       7,701,789
                                                                                    ------------
       MISCELLANEOUS - 0.8%
      5,400    Alliance Holdings GP LP                                                   104,274
      2,200    Coinstar, Inc.(a)                                                          63,316
      4,600    Complete Production Services, Inc.(a)                                      90,804
      4,600    Delek US Holdings, Inc.(a)                                                 85,100
      1,900    DynCorp. International, Inc.(a)                                            23,921
      1,300    Gerber Scientific, Inc.(a)                                                 19,474
      2,800    Goodman Global, Inc.(a)                                                    37,380
      6,400    International Coal Group, Inc.(a)                                          27,008
      9,807    Liberty Media Holding Corp. - Capital(a)                                  819,571
     49,136    Liberty Media Holding Corp. - Interactive(a)                            1,001,392
        100    Nextest Systems Corp.(a)                                                    1,316
        500    Northstar Neuroscience, Inc.(a)                                             6,600
      2,500    Pegasus Wireless Corp.(a)                                                   1,525
      2,900    Penson Worldwide, Inc.(a)                                                  52,055
      2,900    Smith & Wesson Holding Corp.(a)                                            40,252
      1,500    Teekay LNG Partners LP                                                     45,675
      2,200    Visicu, Inc.(a)                                                            19,734
                                                                                    ------------
                                                                                       2,439,397
                                                                                    ------------
       MISCELLANEOUS FINANCE - 9.5%
      1,210    1st Source Corp.                                                           35,719
        840    ACE Cash Express, Inc.(a)                                                  25,108
      3,950    AG Edwards, Inc.                                                          210,456
      8,300    Aames Investment Corp.                                                     38,623
      2,900    Acacia Research - Acacia Technologies(a)                                   32,915
      1,800    Accredited Home Lenders Holding Co.(a)                                     64,692
      3,900    Advance America, Cash Advance Centers, Inc.                                56,238
      2,600    Advanta Corp. Class B                                                      95,940
      2,300    Affiliated Managers Group(a)                                              230,253
      1,400    Agree Realty Corp.                                                         45,990
      5,500    AllianceBernstein Holding LP                                              379,445
      1,500    Amcore Financial, Inc.                                                     45,435
      2,300    American Campus Communities, Inc.                                          58,673
      7,500    American Financial Realty Trust                                            83,700
      2,944    American Home Mortgage Investment Corp.                                   102,657
      6,650    AmeriCredit Corp.(a)                                                      166,183
        100    Ampal American Israel Class A(a)                                              464
      1,600    Anchor Bancorp Wisconsin, Inc.                                             45,696
      5,900    Ashford Hospitality Trust, Inc.                                            70,387
      2,100    Asset Acceptance Capital Corp.(a)                                          34,125
      1,500    Asta Funding, Inc.                                                         56,235
      6,050    Astoria Financial Corp.                                                   186,461
         74    Atlantic Coast Federal Corp.                                                1,330
      2,600    Atlantis Plastics, Inc.(a)                                                 17,550
        300    BNP Residential Properties, Inc.                                            7,125
      4,101    BOK Financial Corp.                                                       215,713
      1,900    BP Prudhoe Bay Royalty Trust                                              139,650
      1,100    Bancorp Rhode Island, Inc.                                                 48,675
        900    Bank of the Ozarks, Inc.                                                   30,483
      3,435    BankUnited Financial Corp. Class A                                         89,550
      1,500    Banner Corp.                                                               61,560
         93    Berkshire Hathaway, Inc. Class A(a)                                     8,909,400
        476    Berkshire Hathaway, Inc. Class B(a)                                     1,510,824
      1,400    Berkshire Hills Bancorp, Inc.                                              49,826
      4,800    BlackRock, Inc.(b)                                                        715,200
      3,796    CVB Financial Corp.                                                        56,067
      2,200    Calamos Asset Management, Inc. Class A                                     64,504
        500    Camco Financial Corp.                                                       6,640
        540    Capital Corp. of the West                                                  16,751
      4,600    Capital Lease Funding, Inc.                                                51,014
      1,300    Capital Trust, Inc.                                                        52,949
     10,941    CapitalSource, Inc.                                                       282,497
        515    Cascade Financial Corp.                                                     8,441
      1,700    Cash America International, Inc.                                           66,436
      1,622    Cathay General Bancorp                                                     58,554
      3,500    Cbot Holdings, Inc. Class A(a)                                            422,765
      2,676    Central Pacific Financial Corp.                                            97,888
      3,100    Cenveo, Inc.(a)                                                            58,342
        600    Charter Financial Corp.                                                    23,994
      4,600    CharterMac                                                                 91,816
      1,600    Citizens First Bancorp, Inc.                                               40,736
      2,890    Citizens, Inc.(a)(f)                                                       16,790
        760    Coastal Financial Corp.                                                     9,570
      1,400    Cohen & Steers, Inc.                                                       45,304
      1,000    Columbia Equity Trust, Inc.                                                16,650
      3,722    Commercial Capital Bancorp, Inc.                                           59,329
      4,000    CompuCredit Corp.(a)                                                      120,840
      3,550    Corrections Corp. of America(a)                                           153,537
     10,380    Covanta Holding Corp.(a)                                                  223,481
      2,600    Cowen Group, Inc.(a)                                                       41,106
      1,056    Cross Timbers Royalty Trust                                                48,946
      3,000    Deerfield Triarc Capital Corp.                                             39,330
      3,600    Delta Financial Corp.                                                      32,976
      3,700    Dime Community Bancshares, Inc.                                            54,501
      2,000    Downey Financial Corp.                                                    133,080
      6,900    ECC Capital Corp.                                                           7,038
        629    ESB Financial Corp.                                                         6,919
        300    Eastern Virginia Bankshares, Inc.                                           6,348
      5,800    Eaton Vance Corp.                                                         167,388
      2,900    Encore Capital Group, Inc.(a)                                              37,642
        100    Enstar Group, Inc.(a)                                                       9,554
      2,500    ePlus, Inc.(a)                                                             24,375
      3,400    eSpeed, Inc. Class A(a)                                                    31,280
      2,800    Extra Space Storage, Inc.                                                  48,468
      1,300    Ezcorp, Inc.(a)                                                            50,284
        900    The FINOVA Group, Inc.(a)                                                      81
      2,250    Fidelity Bankshares, Inc.                                                  87,773

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,600    Financial Federal Corp.                                              $     42,880
      2,400    First Albany Cos., Inc.(a)                                                 10,080
      2,026    First Community Bancorp, Inc.                                             113,355
        500    First Defiance Financial Corp.                                             14,265
        800    First Financial Corp.                                                      25,528
      1,400    First Financial Holdings, Inc.                                             47,908
      2,150    First Indiana Corp.                                                        55,922
      4,100    The First Marblehead Corp.                                                283,966
        615    First Place Financial Corp.                                                13,936
      1,600    FirstFed Financial Corp.(a)                                                90,752
      3,600    Flagstar Bancorp, Inc.                                                     52,380
      2,950    Flushing Financial Corp.                                                   51,625
      2,900    Franklin Street Properties Corp.                                           57,594
      9,710    Friedman Billings Ramsey Group, Inc. Class A                               77,971
        300    Frontline Capital Group(a)                                                      -
      2,700    GAMCO Investors, Inc. Class A                                             102,762
      2,400    GFI Group, Inc.(a)                                                        132,696
      1,155    Giant Industries, Inc.(a)                                                  93,786
      1,371    Glacier Bancorp, Inc.                                                      46,847
        400    Gramercy Capital Corp.                                                     10,084
      2,300    Great Lakes Bancorp, Inc.(a)                                               36,961
      1,400    Greenhill & Co., Inc.                                                      93,828
        900    HMN Financial, Inc.                                                        31,284
      1,400    Heartland Payment Systems, Inc.(f)                                         36,400
        420    Heritage Financial Corp.                                                   10,937
      1,600    Hersha Hospitality Trust                                                   15,360
      3,300    HomeBanc Corp.                                                             20,295
      3,800    Hugoton Royalty Trust                                                     100,130
      1,000    IBERIABANK Corp.                                                           61,000
      1,400    ITC Holdings Corp.                                                         43,680
        300    ITLA Capital Corp.                                                         16,128
        242    Independence Federal Savings Bank(a)                                        2,471
      2,524    Independent Bank Corp./MI                                                  61,288
      4,100    IndyMac Bancorp, Inc.                                                     168,756
        800    InnSuites Hospitality Trust                                                   880
      4,300    IntercontinentalExchange, Inc.(a)                                         322,801
      1,200    International Assets Holding Corp.(a)                                      27,936
      3,656    International Bancshares Corp.                                            108,510
      1,900    International Securities Exchange, Inc.                                    89,091
        600    Interpool, Inc.                                                            13,476
      3,000    Investment Technology Group, Inc.(a)                                      134,250
      3,600    Investors Financial Services Corp.                                        155,088
      1,800    Jackson Hewitt Tax Service, Inc.                                           54,018
      5,900    Jefferies Group, Inc. New Shares                                          168,150
      6,000    John D Oil & Gas Co.(a)                                                     3,900
      4,400    KKR Financial Corp.                                                       107,976
      1,690    KNBT Bancorp, Inc.                                                         27,175
      6,900    Knight Capital Group, Inc. Class A(a)                                     125,580
      3,600    LaBranche & Co., Inc.(a)                                                   37,332
      2,781    Ladenburg Thalmann Financial Services, Inc.(a)                              2,920
      1,900    Lazard Ltd. Class A                                                        75,962
     11,104    Leucadia National Corp.                                                   290,592
      1,000    Lincoln Bancorp                                                            18,500
      1,000    Lipid Sciences, Inc.(a)                                                     1,790
      1,979    MAF Bancorp, Inc.                                                          81,713
      1,550    MB Financial, Inc.                                                         57,152
        200    Malan Realty Investors, Inc.                                                    -
     10,000    Mastercard, Inc. Class A                                                  703,500
        300    Maxus Realty Trust, Inc.                                                    3,975
      1,200    McGrath RentCorp                                                           30,720
      3,300    Medallion Financial Corp.                                                  36,399
      4,700    Medical Properties Trust, Inc.                                             62,933
        500    MicroFinancial, Inc.                                                        1,630
        110    Mid Penn Bancorp, Inc.                                                      2,783
        500    The Midland Co.                                                            21,660
      4,500    MoneyGram International, Inc.                                             130,770
        400    Monmouth Capital Corp.                                                      2,120
      2,200    Monmouth Real Estate Investment Corp. Class A                              17,600
      1,700    MortgageIT Holdings, Inc.                                                  23,936
        300    MutualFirst Financial, Inc.                                                 6,177
        400    NASB Financial, Inc.                                                       15,916
     10,500    NYSE Group, Inc.(a)(f)                                                    784,875
      8,900    The Nasdaq Stock Market, Inc.(a)                                          269,136
      2,390    Nastech Pharmaceutical Co., Inc.(a)                                        36,471
      2,500    National Financial Partners Corp.                                         102,575
        120    National Security Group, Inc.                                               1,926
        200    National Western Life Insurance Co. Class A                                45,978
      3,100    Nelnet, Inc. Class A(a)                                                    95,294
     13,964    New York Community Bancorp, Inc.(f)                                       228,730
        400    North American Scientific, Inc.(a)                                            508
      2,600    Northwest Bancorp, Inc.                                                    66,300
      5,500    Nuveen Investments, Inc. Class A                                          281,765
      1,400    Oak Hill Financial, Inc.                                                   34,664
      5,700    Ocwen Financial Corp.(a)                                                   84,930
        700    One Liberty Properties, Inc.                                               15,680
      1,700    Opteum, Inc.                                                               13,685
      4,100    optionsXpress Holdings, Inc.                                              114,308
        600    PAB Bankshares, Inc.                                                       11,916
      2,125    PMC Commercial Trust                                                       29,750
        321    PVF Capital Corp.                                                           3,293
      1,100    PW Eagle, Inc.(f)                                                          33,011
      2,710    Pacific Capital Bancorp                                                    73,089
      2,308    Partners Trust Financial Group, Inc.                                       24,719
      1,245    Piper Jaffray Cos.(a)                                                      75,472
      1,600    Portfolio Recovery Associates, Inc.(a)                                     70,192
        500    Provident Financial Holdings, Inc.                                         15,070
      2,889    Provident Financial Services, Inc.                                         53,475
      2,800    R-G Financial Corp. Class B                                                20,860
      5,550    Raymond James Financial, Inc.                                             162,282
        675    Renasant Corp.                                                             18,947
      1,000    Resource America, Inc. Class A                                             20,800
        200    Riverview Bancorp, Inc.                                                     2,700
        300    Roberts Realty Investors, Inc.(a)                                           2,430
        400    Roma Financial Corp.(a)                                                     6,088
      3,000    Rome Bancorp, Inc.                                                         38,550
      6,160    SEI Investments Co.                                                       346,130
      1,510    SWS Group, Inc.                                                            37,584
      1,100    Sanders Morris Harris Group, Inc.                                          13,761
      2,103    Santander BanCorp                                                          39,726
        300    Security Bank Corp.                                                         6,783
      3,300    Siebert Financial Corp.                                                     9,702
      3,600    Specialty Underwriters' Alliance, Inc.(a)                                  29,880

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      4,950    Sterling Financial Corp.                                             $    142,133
      1,232    Student Loan Corp.                                                        236,766
        300    Supertel Hospitality, Inc.                                                  1,998
     41,980    TD Ameritrade Holding Corp.                                               791,323
        100    TF Financial Corp.                                                          3,064
      1,879    Tarragon Corp.                                                             19,560
      2,900    Thomas Weisel Partners Group, Inc.(a)                                      46,545
      1,100    TierOne Corp.                                                              37,323
      1,500    Transnational Financial Network, Inc.(a)                                    1,275
      1,500    United Community Banks, Inc.                                               45,075
      1,000    United PanAm Financial Corp.(a)                                            15,480
        100    Value Line, Inc.                                                            4,661
     10,252    W Holding Co., Inc.                                                        60,589
      1,500    WP Carey & Co. LLC                                                         41,265
      1,300    WP Stewart & Co. Ltd.                                                      16,198
        200    WVS Financial Corp.                                                         3,280
      2,800    Waddell & Reed Financial, Inc. Class A                                     69,300
      3,861    Washington Federal, Inc.                                                   86,641
      2,300    Washington Group International, Inc.(a)                                   135,378
        600    Wauwatosa Holdings, Inc.(a)                                                10,590
        151    Wayne Savings Bancshares, Inc.                                              2,197
      2,400    Webster Financial Corp.                                                   113,064
      2,000    Wellsford Real Properties, Inc.                                            14,720
        502    Wesco Financial Corp.                                                     219,374
        840    West Bancorp., Inc.                                                        14,372
        900    Wheeling-Pittsburgh Corp.(a)                                               15,399
        742    White Mountains Insurance Group, Inc.                                     368,744
        200    Willis Lease Finance Corp.(a)                                               1,848
      1,398    Willow Grove Bancorp, Inc.                                                 21,893
      3,000    Windrose Medical Properties Trust                                          53,040
      2,556    Winthrop Realty Trust, Inc.                                                16,486
      1,700    World Acceptance Corp.(a)                                                  74,766
      1,800    Wright Express Corp.(a)                                                    43,308
                                                                                    ------------
                                                                                      27,772,721
                                                                                    ------------
       MOTOR VEHICLES - 0.8%
      1,800    AO Smith Corp.                                                             70,974
      2,800    ASV, Inc.(a)(f)                                                            41,748
        100    Accuride Corp.(a)                                                           1,101
      1,605    Aftermarket Technology Corp.(a)                                            28,505
      1,400    American Axle & Manufacturing Holdings, Inc.                               23,366
      1,700    Arctic Cat, Inc.                                                           28,220
      2,300    ArvinMeritor, Inc.                                                         32,752
      2,900    BorgWarner, Inc.                                                          165,793
      2,000    CSK Auto Corp.(a)                                                          28,200
        700    Cascade Corp.                                                              31,955
      1,100    Coachmen Industries, Inc.                                                  11,891
        100    Commercial Vehicle Group, Inc.(a)                                           1,926
      4,400    Donaldson Co., Inc.                                                       162,360
      1,300    Dorman Products, Inc.(a)                                                   13,130
      3,300    Dura Automotive Systems, Inc. Class A(a)                                      858
      3,300    Federal-Mogul Corp.(a)                                                      1,320
      3,690    Fleetwood Enterprises, Inc.(a)                                             24,834
      2,100    FortuNet, Inc.(a)                                                          21,420
        650    Fuel Systems Solutions, Inc.(a)                                             8,268
      8,990    Gentex Corp.                                                              127,748
      1,000    Group 1 Automotive, Inc.                                                   49,900
      1,800    H&E Equipment Services, Inc.(a)                                            43,902
      2,700    Hayes Lemmerz International, Inc.(a)                                        5,994
      1,700    Keystone Automotive Industries, Inc.(a)                                    64,634
      3,200    LKQ Corp.(a)                                                               70,304
        300    The Lamson & Sessions Co.(a)                                                7,146
      2,045    Lear Corp.                                                                 42,332
      1,000    Lithia Motors, Inc. Class A                                                24,720
      2,100    MarineMax, Inc.(a)                                                         53,445
        900    Midas, Inc.(a)                                                             18,612
      1,900    Modine Manufacturing Co.                                                   46,227
      1,800    Monaco Coach Corp.                                                         20,052
        750    Monro Muffler, Inc.                                                        25,508
      2,120    Myers Industries, Inc.                                                     36,040
        850    Noble International Ltd.                                                   10,634
      3,900    Oshkosh Truck Corp.                                                       196,833
      1,800    Polaris Industries, Inc.                                                   74,070
        447    Proliance International, Inc.(a)                                            2,043
      1,000    Rush Enterprises, Inc. Class A(a)                                          16,680
      1,700    Sonic Automotive, Inc.                                                     39,253
      2,400    Spartan Motors, Inc.                                                       45,192
      1,300    Standard Motor Products, Inc.                                              15,587
      1,300    Stoneridge, Inc.(a)                                                         9,256
      1,510    Superior Industries International, Inc.(f)                                 25,353
      5,900    TRW Automotive Holdings Corp.(a)                                          142,013
      3,685    Thor Industries, Inc.                                                     151,711
      1,000    Titan International, Inc.                                                  18,080
      6,500    United Auto Group, Inc.                                                   152,100
      7,500    Visteon Corp.(a)                                                           61,125
      1,800    Winnebago Industries, Inc.(f)                                              56,484
                                                                                    ------------
                                                                                       2,351,599
                                                                                    ------------
       NON-DURABLES - 1.7%
      3,700    AFC Enterprises, Inc.(a)                                                   53,428
     11,544    Activision, Inc.(a)                                                       174,314
      1,900    American Greetings Class A                                                 43,928
      2,465    Applebee's International, Inc.                                             53,022
      1,100    BJ's Restaurants, Inc.(a)                                                  24,211
      1,230    Benihana, Inc. Class A(a)                                                  35,670
      1,500    Blue Nile, Inc.(a)(f)                                                      54,525
      2,200    Bob Evans Farms, Inc.                                                      66,616
        210    Bowl America, Inc. Class A                                                  3,024
      3,700    Brinker International, Inc.                                               148,333
      2,600    Buca, Inc.(a)                                                              13,702
        700    Buffalo Wild Wings, Inc.(a)                                                26,775
      1,015    CBRL Group, Inc.                                                           41,036
      2,250    CEC Entertainment, Inc.(a)                                                 70,897
      2,300    CKE Restaurants, Inc.                                                      38,456
      3,400    Cabela's, Inc. Class A(a)(f)                                               73,882
      2,200    California Pizza Kitchen, Inc.(a)                                          65,846
      2,400    Centillium Communications, Inc.(a)                                          4,896
      2,800    Champps Entertainment, Inc.(a)                                             17,024
      3,517    The Cheesecake Factory, Inc.(a)                                            95,627
      3,800    Cheniere Energy, Inc.(a)                                                  112,898
        200    Churchill Downs, Inc.                                                       8,412
        500    Coinmach Service Corp. Class A                                              4,965

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      5,500    Cosi, Inc.(a)                                                        $     29,480
      9,900    Denny's Corp.(a)                                                           33,660
      2,800    Domino's Pizza, Inc.                                                       71,820
      3,300    Dover Motorsports, Inc.                                                    17,886
      1,200    Drew Industries, Inc.(a)                                                   30,312
      1,200    EMAK Worldwide, Inc.(a)                                                     7,560
      2,500    Famous Dave's of America, Inc.(a)                                          38,000
      1,100    Forward Industries, Inc.(a)                                                 5,632
      1,400    Gaming Partners International Corp.                                        26,936
      1,500    Handleman Co.                                                              11,385
      3,018    Hibbett Sporting Goods, Inc.(a)                                            79,011
      4,300    Hollywood Media Corp.(a)                                                   16,813
        900    IHOP Corp.                                                                 41,715
      5,500    International DisplayWorks, Inc.(a)                                        35,035
      2,800    International Speedway Corp. Class A                                      139,552
      3,100    Isle of Capri Casinos, Inc.(a)                                             65,286
      2,200    Jack in the Box, Inc.(a)                                                  114,796
      2,713    Jakks Pacific, Inc.(a)                                                     48,373
        300    Kreisler Manufacturing Corp.(a)                                             2,865
      3,700    Krispy Kreme Doughnuts, Inc.(a)(f)                                         29,970
      1,900    Lancaster Colony Corp.                                                     85,044
      1,700    Landry's Restaurants, Inc.                                                 51,255
        300    Lazare Kaplan International, Inc.(a)                                        2,940
      2,500    Leapfrog Enterprises, Inc.(a)                                              19,825
        800    Lenox Group, Inc.(a)                                                        4,840
      2,400    Lodgenet Entertainment Corp.(a)                                            45,312
      2,400    Lone Star Steakhouse & Saloon, Inc.                                        66,648
      1,700    Luby's, Inc.(a)                                                            16,779
      1,500    Majesco Entertainment Co.(a)                                                1,980
      5,200    Marvel Entertainment, Inc.(a)                                             125,528
      1,300    Metal Management, Inc.                                                     36,192
      6,000    Midway Games, Inc.(a)(f)                                                   52,680
      2,600    Movado Group, Inc.                                                         66,092
      3,005    O'Charleys, Inc.(a)                                                        57,005
      3,600    OSI Restaurant Partners, Inc.                                             114,156
      2,295    PF Chang's China Bistro, Inc.(a)                                           79,659
      1,800    Panera Bread Co. Class A(a)                                               104,850
      2,900    Papa John's International, Inc.(a)                                        104,719
        900    Peco II, Inc.(a)                                                            1,116
      6,100    Penn National Gaming, Inc.(a)                                             222,772
      1,170    RC2 Corp.(a)                                                               39,230
      2,900    Rare Hospitality International, Inc.(a)                                    88,624
      1,600    Red Robin Gourmet Burgers, Inc.(a)                                         73,776
      2,000    Regis Corp.                                                                71,700
      2,600    Ruby Tuesday, Inc.                                                         73,294
      1,300    Russ Berrie & Co., Inc.(a)                                                 19,812
      2,600    Ryan's Restaurant Group, Inc.(a)                                           41,262
      3,400    Samsonite Corp.(a)                                                          3,468
     20,800    Service Corp. International                                               194,272
        400    Servotronics, Inc.(a)                                                       2,440
      5,037    Sonic Corp.(a)                                                            113,887
      2,300    Sotheby's Holdings, Inc. Class A                                           74,152
        900    The Steak n Shake Co.(a)                                                   15,201
        510    Steinway Musical Instruments, Inc.(a)                                      14,280
      6,400    Stewart Enterprises, Inc. Class A                                          37,504
      4,850    THQ, Inc.(a)                                                              141,475
      3,100    Take-Two Interactive Software, Inc.(a)                                     44,206
      5,400    The Topps Co., Inc.                                                        48,384
      3,300    Traffix, Inc.                                                              17,292
      2,400    Trans World Entertainment Corp.(a)                                         14,544
      4,600    Triarc Cos.                                                                69,552
      2,900    Trump Entertainment Resorts, Inc.(a)                                       49,184
      2,155    Tupperware Corp.                                                           41,936
      9,400    Warner Music Group Corp.                                                  243,930
      6,600    World Wrestling Entertainment, Inc.                                       108,438
      3,090    Youbet.com, Inc.(a)                                                        11,340
                                                                                    ------------
                                                                                       4,990,149
                                                                                    ------------
       NON-FERROUS METALS - 0.8%
        800    AM Castle & Co.                                                            21,472
      7,600    Advanced Environmental Recycling Technologies, Inc. Class A(a)             16,948
      1,637    Aleris International, Inc.(a)                                              82,734
      2,000    Brush Engineered Materials, Inc.(a)                                        49,740
      2,500    Century Aluminum Co.(a)                                                    84,125
     21,800    Coeur d'Alene Mines Corp.(a)                                              102,678
      6,500    Commercial Metals Co.                                                     132,145
      1,627    Encore Wire Corp.(a)(f)                                                    57,417
     11,000    Hecla Mining Co.(a)                                                        63,140
      1,400    Kaiser Aluminum Corp.(a)                                                   62,076
      1,100    Minerals Technologies, Inc.                                                58,740
      3,100    Mueller Industries, Inc.                                                  109,027
      2,000    RTI International Metals, Inc.(a)                                          87,160
      3,724    Reliance Steel & Aluminum Co.                                             119,689
     10,300    Southern Copper Corp.(f)                                                  952,750
      5,284    Stillwater Mining Co.(a)                                                   44,386
     10,700    Titanium Metals Corp.(a)                                                  270,496
        900    Wolverine Tube, Inc.(a)                                                     2,727
                                                                                    ------------
                                                                                       2,317,450
                                                                                    ------------
       OPTICAL PHOTO & EQUIPMENT - 0.1%
        900    CPI Corp.                                                                  43,686
      1,100    Cyberoptics Corp.(a)                                                       14,520
      1,100    Imation Corp.                                                              44,165
      8,530    Ingram Micro, Inc. Class A(a)                                             163,435
      2,095    LaserCard Corp.(a)                                                         27,319
        200    Meade Instruments Corp.(a)                                                    450
      1,900    Photronics, Inc.(a)                                                        26,847
        100    StockerYale, Inc.(a)                                                          105
      1,600    Zomax, Inc.(a)                                                              3,264
      1,000    Zygo Corp.(a)                                                              12,750
                                                                                    ------------
                                                                                         336,541
                                                                                    ------------
       PAPER & FOREST PRODUCTS - 0.3%
      1,600    Bowater, Inc.                                                              32,912
        200    Buckeye Technologies, Inc.(a)                                               1,700
        604    CSS Industries, Inc.                                                       17,951
      1,700    Caraustar Industries, Inc.(a)                                              13,549
      1,200    Chesapeake Corp.                                                           17,172
        700    Deltic Timber Corp.                                                        33,362
        480    Kadant, Inc.(a)                                                            11,789

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      2,654    Longview Fibre Co.                                                   $     53,929
      1,000    Lydall, Inc.(a)                                                             8,900
      1,700    Neenah Paper, Inc.                                                         58,191
      1,400    P.H. Glatfelter Co.                                                        18,970
      5,100    Packaging Corp. of America                                                118,320
        900    Pope & Talbot, Inc.                                                         5,175
        959    Potlatch Corp.                                                             35,579
      4,071    Rayonier, Inc.                                                            153,884
        900    Rock-Tenn Co. Class A                                                      17,820
     20,780    Smurfit-Stone Container Corp.(a)                                          232,736
      1,500    Universal Forest Products, Inc.                                            73,575
      3,100    Wausau Paper Corp.                                                         41,850
                                                                                    ------------
                                                                                         947,364
                                                                                    ------------
       PRODUCER GOODS - 3.1%
      4,023    AGCO Corp.(a)                                                             101,983
        500    Aaon, Inc.                                                                 11,405
      1,800    Actuant Corp. Class A                                                      90,180
      4,400    Aeroflex, Inc.(a)                                                          45,232
      1,000    Akorn, Inc.(a)                                                              3,610
        700    Alamo Group, Inc.                                                          15,918
      1,900    Albany International Corp. Class A                                         60,458
        115    Allied Motion Technologies, Inc.(a)                                           548
        500    Allis-Chalmers Energy, Inc.(a)                                              7,320
      1,200    American Vanguard Corp.                                                    16,800
      3,800    Ametek, Inc.                                                              165,490
      2,700    Applied Industrial Technologies, Inc.                                      65,880
      2,000    Aptargroup, Inc.                                                          101,760
         14    Arotech Corp.(a)                                                               26
      1,500    Astec Industries, Inc.(a)                                                  37,875
      3,700    BE Aerospace, Inc.(a)                                                      78,033
      1,900    Baldor Electric Co.                                                        58,577
      3,200    Barnes Group, Inc.                                                         56,192
      1,000    Blount International, Inc.(a)                                              10,020
      1,900    Blyth, Inc.                                                                46,227
      3,000    Briggs & Stratton Corp.                                                    82,650
        600    CIRCOR International, Inc.                                                 18,330
      1,100    Cantel Medical Corp.(a)                                                    15,279
      6,000    Capstone Turbine Corp.(a)(f)                                                8,460
        200    Catalyst Semiconductor, Inc.(a)                                               676
      3,100    Chart Industries, Inc.(a)                                                  38,161
      1,100    Cherokee International Corp.(a)                                             3,850
        100    Chicago Rivet & Machine Co.                                                 2,350
      3,000    Clarcor, Inc.                                                              91,470
      2,685    Cognex Corp.                                                               67,823
      1,100    Columbus McKinnon Corp.(a)                                                 19,833
      1,900    Comfort Systems USA, Inc.                                                  21,774
      1,800    Concord Camera Corp.(a)                                                       900
      1,900    Cryo-Cell International, Inc.(a)                                            4,484
        600    Culp, Inc.(a)                                                               3,330
      2,500    Curtiss-Wright Corp.                                                       75,875
      2,000    Diamond Management & Technology Consultants, Inc.(a)                       22,280
        300    Directed Electronics, Inc.(a)                                               4,530
      5,500    Distributed Energy Systems Corp.(a)(f)                                     17,765
      1,200    Dynamic Materials Corp.                                                    38,892
        200    The Eastern Co.                                                             5,600
      5,300    Evergreen Solar, Inc.(a)(f)                                                43,990
      1,700    FMC Corp.                                                                 108,919
      1,600    The Fairchild Corp.(a)                                                      4,160
      8,190    Fastenal Co.                                                              315,888
      4,220    Fedders Corp.(a)                                                            5,275
      2,500    Federal Signal Corp.                                                       38,125
      1,700    Flanders Corp.(a)                                                          14,552
      2,800    Flowserve Corp.(a)                                                        141,652
      5,340    Foster Wheeler Ltd.(a)                                                    206,071
        900    Franklin Electric Co., Inc.                                                47,826
      3,700    Gardner Denver, Inc.(a)                                                   122,396
        125    The Gorman-Rupp Co.                                                         4,088
      3,787    Graco, Inc.                                                               147,920
      5,800    GrafTech International Ltd.(a)                                             33,872
        700    HI Shear Technology Corp.                                                   5,635
      3,000    HNI Corp.                                                                 124,740
        200    Hardinge, Inc.                                                              2,660
      2,200    Harsco Corp.                                                              170,830
      2,190    Herman Miller, Inc.                                                        74,920
      3,800    Hexcel Corp.(a)                                                            53,770
      2,900    Hubbell, Inc. Class B                                                     138,910
      3,250    IDEX Corp.                                                                139,913
        100    Ibis Technology Corp.(a)                                                      357
        400    Inplay Technologies, Inc.(a)                                                  468
        500    IntriCon Corp.(a)                                                           2,400
      7,400    JLG Industries, Inc.                                                      146,594
      4,500    Jacuzzi Brands, Inc.(a)                                                    44,955
      4,675    Jarden Corp.(a)                                                           154,135
      2,500    Kaydon Corp.                                                               92,550
      1,800    Kennametal, Inc.                                                          101,970
      2,700    Knoll, Inc.                                                                54,540
      3,290    Kos Pharmaceuticals, Inc.(a)                                              162,592
        600    LB Foster Co. Class A(a)                                                    9,660
      1,100    LaBarge, Inc.(a)                                                           11,440
      1,600    Ladish Co., Inc.(a)                                                        46,208
        600    Lawson Products, Inc.                                                      25,152
      5,000    Lennox International, Inc.                                                114,500
      2,482    Libbey, Inc.                                                               27,774
      2,295    Lincoln Electric Holdings, Inc.                                           124,963
      1,500    Lindsay Manufacturing Co.                                                  43,125
      3,000    Liquidity Services, Inc.(a)                                                46,770
      2,400    Lone Star Technologies, Inc.(a)                                           116,112
      3,300    MSC Industrial Direct Co. Class A                                         134,442
      1,700    Magnetek, Inc.(a)                                                           5,882
      4,300    Manitowoc Co.                                                             192,597
        900    Material Sciences Corp.(a)                                                  8,964
      1,400    Matthews International Corp. Class A                                       51,534
      2,200    Maverick Tube Corp.(a)                                                    142,626
      2,700    Merix Corp.(a)                                                             25,947
      3,360    Micrel, Inc.(a)                                                            32,222
        500    Middleby Corp.(a)                                                          38,530
      4,356    Milacron, Inc.(a)                                                           3,833
        900    Modtech Holdings, Inc.(a)                                                   5,004
      2,425    Moog, Inc. Class A(a)                                                      84,051
        400    NACCO Industries, Inc. Class A                                             54,364
      1,700    NATCO Group, Inc. Class A(a)                                               48,960

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,500    NN, Inc.                                                             $     17,745
      2,100    Nordson Corp.                                                              83,706
      3,700    Oceaneering International, Inc.(a)                                        113,960
      4,500    PainCare Holdings, Inc.(a)(f)                                               6,480
      4,550    Pentair, Inc.                                                             119,165
      5,207    Plug Power, Inc.(a)                                                        21,192
      1,600    Possis Medical, Inc.(a)                                                    15,760
      6,050    Precision Castparts Corp.                                                 382,118
      3,140    Presstek, Inc.(a)                                                          16,925
      2,300    RBC Bearings, Inc.(a)                                                      55,545
      2,505    Regal-Beloit Corp.                                                        108,968
        800    Research Frontiers, Inc.(a)                                                 3,432
        700    Riviera Holdings Corp.(a)                                                  14,301
        800    Robbins & Myers, Inc.                                                      24,736
      1,020    Ronson Corp.(a)                                                             1,938
      4,500    Roper Industries, Inc.                                                    201,330
        470    SI International, Inc.(a)                                                  15,031
      2,648    SPX Corp.                                                                 141,509
      7,000    Safeguard Scientifics, Inc.(a)                                             13,720
      2,000    Sauer-Danfoss, Inc.                                                        47,960
        500    Sequa Corp. Class A(a)                                                     46,930
      5,600    The Shaw Group, Inc.(a)                                                   132,384
      1,800    Somanetics Corp.(a)                                                        35,928
      1,800    Sonic Solutions, Inc.(a)                                                   27,432
        200    Spectrum Control, Inc.(a)                                                   1,880
        700    Standex International Corp.                                                19,516
      8,800    Steelcase, Inc. Class A                                                   138,072
        300    Strattec Security Corp.(a)                                                 11,481
      1,500    Sun Hydraulics, Inc.                                                       30,765
        700    T-3 Energy Services, Inc.(a)                                               14,049
      1,165    TRM Corp.(a)                                                                2,598
      1,400    Team, Inc.(a)                                                              35,084
      1,500    Technology Research Corp.                                                   6,375
      2,700    Tecumseh Products Co. Class A(a)                                           41,067
      1,900    Teleflex, Inc.                                                            105,716
      1,200    Tennant Co.                                                                29,208
      2,600    Tenneco, Inc.(a)                                                           60,814
      7,008    Terex Corp.(a)                                                            316,902
      8,000    ThermoGenesis Corp.(a)                                                     30,800
      4,400    Timken Co.                                                                131,032
      4,200    Trinity Industries, Inc.                                                  135,114
      1,200    Triumph Group, Inc.                                                        50,820
      1,900    TurboChef Technologies, Inc.(a)(f)                                         26,410
        200    Twin Disc, Inc.                                                             6,528
      2,100    Tyler Technologies, Inc.(a)                                                27,153
      8,140    Valhi, Inc.                                                               189,255
      1,100    Valmont Industries, Inc.                                                   57,475
      1,100    Watsco, Inc.                                                               50,611
      2,000    Watts Water Technologies, Inc. Class A                                     63,520
      1,800    Woodward Governor Co.                                                      60,372
      1,100    X-Rite, Inc.                                                               11,814
                                                                                    ------------
                                                                                       8,921,805
                                                                                    ------------
       RAILROADS & SHIPPING - 0.5%
      2,700    Alexander & Baldwin, Inc.                                                 119,799
      1,400    American Commercial Lines, Inc.(a)                                         83,230
      4,600    Diamondhead Casino Corp.(a)                                                14,352
        100    Double Hull Tankers, Inc.                                                   1,375
      1,900    Eagle Bulk Shipping, Inc.(f)                                               30,552
        100    Excel Maritime Carriers Ltd.(a)                                             1,185
      1,800    Florida East Coast Industries, Inc.                                       102,744
      1,000    Freightcar America, Inc.                                                   53,000
      2,800    GATX Corp.                                                                115,836
        500    Genco Shipping & Trading Ltd.                                              11,330
      2,100    General Maritime Corp.                                                     76,818
      1,950    Genesee & Wyoming, Inc. Class A(a)                                         45,279
      1,400    Greenbrier Cos., Inc.                                                      40,614
      4,000    Horizon Lines, Inc. Class A                                                66,800
        700    Hornbeck Offshore Services, Inc.(a)                                        23,450
        300    International Shipholding Corp.(a)                                          3,756
      5,100    Kansas City Southern(a)                                                   139,281
        700    Maritrans, Inc.                                                            25,620
      1,800    Martin Midstream Partners LP                                               59,400
      5,300    OMI Corp. New Shares                                                      115,063
      2,100    Overseas Shipholding Group                                                129,717
      2,200    RailAmerica, Inc.(a)                                                       24,024
      1,600    Saia, Inc.(a)                                                              52,160
      3,700    Ship Finance International Ltd.                                            73,630
      1,700    Trico Marine Services, Inc.(a)                                             57,375
      2,100    Westinghouse Air Brake Technologies Corp.                                  56,973
                                                                                    ------------
                                                                                       1,523,363
                                                                                    ------------
       REAL PROPERTY - 6.0%
      3,900    AMB Property Corp.                                                        214,929
        800    AMREP Corp.                                                                39,096
      1,900    Acadia Realty Trust                                                        48,450
      2,400    Affordable Residential Communities(a)                                      23,256
        200    Alexander's, Inc.(a)                                                       62,050
      1,300    Alexandria Real Estate Equities, Inc.                                     121,940
        400    American Land Lease, Inc.                                                   9,500
        500    American Mortgage Acceptance Co.                                            9,020
      3,800    American Real Estate Partners LP                                          201,020
        500    American Realty Investors, Inc.(a)                                          4,090
      4,400    Amerivest Properties, Inc.(a)                                              21,560
     11,300    Annaly Capital Management, Inc.                                           148,482
      3,300    Anthracite Capital, Inc.                                                   42,438
      2,700    Anworth Mortgage Asset Corp.                                               22,545
      2,300    Arbor Realty Trust, Inc.                                                   58,788
      3,200    Associated Estates Realty Corp.                                            49,504
      5,045    AvalonBay Communities, Inc.                                               607,418
        500    Avatar Holdings, Inc.(a)(f)                                                29,530
      4,235    BRE Properties                                                            252,957
        300    BRT Realty Trust                                                            8,511
      2,500    Big 5 Sporting Goods Corp.                                                 57,000
      2,900    BioMed Realty Trust, Inc.                                                  87,986
      6,314    Brandywine Realty Trust                                                   205,521
     15,300    Brookfield Properties Corp.                                               540,396
     14,600    CB Richard Ellis Group, Inc.(a)                                           359,160
      4,300    CBL & Associates Properties, Inc.                                         180,213
        400    California Coastal Communities, Inc.                                        8,224
      3,957    Camden Property Trust                                                     300,772
      2,500    Capstead Mortgage Corp.                                                    21,575

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      1,100    Cedar Shopping Centers, Inc.                                         $     17,787
        600    CentraCore Properties Trust                                                19,050
      3,200    Colonial Properties Trust                                                 152,992
      2,000    Corporate Office Properties Trust                                          89,520
      3,000    Cousins Properties, Inc.                                                  102,630
      7,700    Crescent Real Estate EQT Co.                                              167,937
      3,100    Crystal River Capital, Inc.                                                70,928
      5,383    Developers Diversified Realty Corp.                                       300,156
      2,500    DiamondRock Hospitality Co.                                                41,525
      1,400    Digital Realty Trust, Inc.                                                 43,848
      9,475    Duke Realty Corp.                                                         353,891
      1,200    Eastgroup Properties, Inc.                                                 59,832
      3,500    Education Realty Trust, Inc.                                               51,660
      1,800    Entertainment Properties Trust                                             88,776
      5,100    Equity Inns, Inc.                                                          81,192
      1,600    Equity Lifestyle Properties, Inc.                                          73,136
      3,855    Equity One, Inc.                                                           92,404
      1,600    Essex Property Trust, Inc.                                                194,240
      3,740    Federal Realty Investment Trust                                           277,882
      3,500    FelCor Lodging Trust, Inc.                                                 70,175
      6,100    Fieldstone Investment Corp.                                                53,253
      1,327    First Acceptance Corp.(a)                                                  15,247
      2,700    First Industrial Realty Trust, Inc.                                       118,800
      1,200    First Potomac Realty Trust                                                 36,264
      6,600    Forest City Enterprises, Inc. Class A                                     358,380
      2,300    GMH Communities Trust                                                      29,026
     17,630    General Growth Properties, Inc.                                           840,070
      1,200    Getty Realty Corp.                                                         35,136
      2,100    Gladstone Commercial Corp.                                                 42,210
      1,500    Glenborough Realty Trust, Inc.                                             38,595
      2,700    Glimcher Realty Trust                                                      66,906
      4,300    Global Signal, Inc.                                                       217,494
      4,200    Government Properties Trust, Inc.                                          37,884
        322    Grubb & Ellis Co.(a)                                                        3,114
     14,700    HRPT Properties Trust                                                     175,665
      9,500    Health Care Property Investors, Inc.                                      294,975
      3,600    Health Care REIT, Inc.                                                    144,036
      2,800    Healthcare Realty Trust, Inc.                                             107,548
        100    Heartland Partners LP Class A(a)                                               63
      2,500    Heritage Property Investment Trust                                         91,150
      2,900    Highland Hospitality Corp.                                                 41,557
      2,250    Highwoods Properties, Inc.                                                 83,723
      2,000    Home Properties, Inc.                                                     114,320
      3,205    Hospitality Properties Trust                                              151,276
     35,558    Host Marriott Corp.                                                       815,345
      1,600    Housevalues, Inc.(a)                                                        9,344
      5,500    IMPAC Mortgage Holdings, Inc.                                              51,535
      5,900    Inland Real Estate Corp.                                                  103,368
      2,500    Innkeepers USA Trust                                                       40,725
      2,700    Investors Real Estate Trust                                                26,352
      7,400    iStar Financial, Inc.                                                     308,580
      2,500    Jones Lang LaSalle, Inc.                                                  213,700
      2,200    Kilroy Realty Corp.                                                       165,748
      1,700    Kite Realty Group Trust                                                    28,968
        900    LTC Properties, Inc.                                                       21,825
      2,300    LaSalle Hotel Properties                                                   99,682
      4,400    Lexington Corporate Properties Trust                                       93,192
      3,960    Liberty Property Trust                                                    189,248
      3,800    LoopNet, Inc.(a)                                                           48,108
      3,870    Luminent Mortgage Capital, Inc.                                            39,822
      4,800    MFA Mortgage Investments, Inc.                                             35,760
      3,200    The Macerich Co.                                                          244,352
      3,200    Mack-Cali Realty Corp.                                                    165,760
      2,500    Maguire Properties, Inc.                                                  101,850
      2,000    Mid-America Apartment Communities, Inc.                                   122,440
      4,500    The Mills Corp.                                                            75,195
      1,100    Mission West Properties                                                    12,551
     10,424    Move, Inc.(a)                                                              51,182
      1,600    National Health Investors, Inc.                                            45,328
        700    National Health Realty, Inc.                                               13,937
      3,091    National Retail Properties, Inc.                                           66,766
      4,300    Nationwide Health Properties, Inc.                                        114,982
      4,445    New Century Financial Corp.                                               174,733
      5,800    New Plan Excel Realty Trust                                               156,890
      2,605    Newcastle Investment Corp.                                                 71,403
        400    Newkirk Realty Trust, Inc.                                                  6,592
      4,800    NorthStar Realty Finance Corp.                                             60,960
      1,900    Novastar Financial, Inc.(f)                                                55,461
      3,400    Omega Healthcare Investors, Inc.                                           51,034
      1,800    Origen Financial, Inc.                                                     10,206
        900    Orleans Homebuilders, Inc.                                                 10,557
      1,200    PS Business Parks, Inc.                                                    72,360
      2,809    Pan Pacific Retail Properties, Inc.                                       195,001
      1,500    Parkway Properties, Inc.                                                   69,735
      2,099    Pennsylvania Real Estate Investment Trust                                  89,354
      2,500    Post Properties, Inc.                                                     118,800
      2,700    RAIT Investment Trust                                                      77,895
      1,600    Ramco-Gershenson Properties Trust                                          51,120
      1,300    Reading International, Inc. Class A(a)                                     10,270
      5,000    Realty Income Corp.                                                       123,550
      6,570    Reckson Associates Realty Corp.                                           281,196
      1,600    Redwood Trust, Inc.                                                        80,592
      3,000    Regency Centers Corp.                                                     206,280
      3,300    SL Green Realty Corp.                                                     368,610
      1,100    Saul Centers, Inc.                                                         49,500
      2,000    Saxon Capital, Inc.                                                        28,080
      5,900    Senior Housing Properties Trust                                           125,906
        800    Sizeler Property Investors, Inc.                                           12,024
        900    Sovran Self Storage, Inc.                                                  49,995
      3,200    Spirit Finance Corp.                                                       37,152
      5,900    The St. Joe Co.(f)                                                        323,733
      1,600    Stonemor Partners LP                                                       34,000
      3,300    Strategic Hotel Capital, Inc.                                              65,604
        200    Stratus Properties, Inc.(a)                                                 6,472
      2,000    Sun Communities, Inc.                                                      63,920
      1,795    Sunset Financial Resources, Inc.(a)                                        15,509
      3,200    Sunstone Hotel Investors, Inc.                                             95,104
      2,700    Tanger Factory Outlet Centers, Inc.                                        96,174
      3,700    Taubman Centers, Inc.                                                     164,354
      6,755    Thornburg Mortgage, Inc.                                                  172,050
      1,900    Toreador Resources Corp.(a)                                                34,998
      2,100    Trammell Crow Co.(a)                                                       76,671

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        100    Transcontinental Realty Investors, Inc.(a)                           $      1,345
     10,100    Trizec Properties, Inc.                                                   291,991
      3,700    Trustreet Properties, Inc.                                                 46,287
      5,000    U-Store-It Trust                                                          107,300
      7,065    United Dominion Realty Trust, Inc.                                        213,363
      1,300    Universal Health Realty Income Trust                                       46,605
      1,300    Urstadt Biddle Properties, Inc.                                            22,295
        900    Urstadt Biddle Properties, Inc. Class A                                    16,353
      7,300    Ventas, Inc.                                                              281,342
      2,300    Washington Real Estate Investment Trust                                    91,540
      4,975    Weingarten Realty Investors                                               214,025
      4,000    Winston Hotels, Inc.                                                       49,280
      1,049    ZipRealty, Inc.(a)(f)                                                       7,721
                                                                                    ------------
                                                                                      17,671,121
                                                                                    ------------
       RETAIL - 2.6%
      4,170    1-800-FLOWERS.COM, Inc. Class A(a)                                         21,934
      1,000    1-800 Contacts, Inc.(a)                                                    14,990
      3,066    99 Cents Only Stores(a)                                                    36,271
      2,500    AC Moore Arts & Crafts, Inc.(a)                                            47,575
      2,275    Aaron Rents, Inc.                                                          52,279
      4,500    Abercrombie & Fitch Co. Class A                                           312,660
        600    Able Energy, Inc.(a)                                                        2,772
      4,400    Advance Auto Parts                                                        144,936
      3,200    Allion Healthcare, Inc.(a)                                                 13,376
      1,300    Alloy, Inc.(a)                                                             15,353
      7,010    American Eagle Outfitters                                                 307,248
      2,775    AnnTaylor Stores Corp.(a)                                                 116,161
        200    Arden Group, Inc. Class A                                                  23,280
        700    Asbury Automotive Group, Inc.                                              14,420
      3,000    BJ's Wholesale Club, Inc.(a)                                               87,540
      3,300    Barnes & Noble, Inc.                                                      125,202
        251    Blair Corp.                                                                 6,476
      1,100    Bluegreen Corp.(a)                                                         12,617
      2,500    The Bombay Co., Inc.(a)                                                     3,425
      1,900    The Bon-Ton Stores, Inc.                                                   56,506
      2,400    Books-A-Million, Inc.                                                      42,840
      2,100    Borders Group, Inc.                                                        42,840
      2,956    Brightpoint, Inc.(a)                                                       42,034
      1,300    Build-A-Bear Workshop, Inc.(a)(f)                                          29,601
      5,500    Carmax, Inc.(a)                                                           229,405
      4,100    Casey's General Stores, Inc.                                               91,307
      4,000    Casual Male Retail Group, Inc.(a)                                          54,920
      1,950    The Cato Corp. Class A                                                     42,724
      2,100    Central Garden and Pet Co.(a)                                             101,346
      2,200    Charlotte Russe Holding, Inc.(a)                                           60,588
      6,255    Charming Shoppes, Inc.(a)                                                  89,321
      8,100    Chico's FAS, Inc.(a)                                                      174,393
      1,605    The Children's Place Retail Stores, Inc.(a)                               102,768
      2,238    Christopher & Banks Corp.                                                  65,976
      4,500    Claire's Stores, Inc.                                                     131,220
      5,870    Coldwater Creek, Inc.(a)                                                  168,821
      2,100    Color Kinetics, Inc.(a)                                                    35,658
      2,800    Cost Plus, Inc.(a)                                                         33,516
        200    DEB Shops, Inc.                                                             5,128
      2,500    DSW, Inc. Class A(a)                                                       78,750
      2,299    dELiA*s, Inc.(a)                                                           17,702
      3,400    drugstore.com, Inc.(a)                                                     11,730
      6,105    Dollar Tree Stores, Inc.(a)                                               189,011
      4,906    Dress Barn, Inc.(a)                                                       107,049
      4,600    Escala Group, Inc.(a)(f)                                                   25,024
      2,400    The Finish Line, Inc. Class A                                              30,288
        200    Flanigan's Enterprises, Inc.                                                1,800
      8,200    Foot Locker, Inc.                                                         207,050
      2,250    Fred's, Inc.                                                               28,395
      3,700    GameStop Corp. Class A(a)                                                 171,236
      1,400    Gander Mountain Co.(a)(f)                                                   9,744
      1,400    Genesco, Inc.(a)                                                           48,258
      2,400    Great Atlantic & Pacific Tea Co.                                           57,792
      2,200    Guitar Center, Inc.(a)                                                     98,296
      2,600    Gymboree Corp.(a)                                                         109,668
      2,850    HOT Topic, Inc.(a)                                                         31,749
      4,500    Hancock Fabrics, Inc.                                                      12,915
      6,000    Hanesbrands, Inc.(a)                                                      135,060
      3,800    Insight Enterprises, Inc.(a)                                               78,318
      1,365    Jo-Ann Stores, Inc.(a)                                                     22,823
      1,100    Kirkland's, Inc.(a)                                                         5,379
      2,200    Longs Drug Stores Corp.                                                   101,222
      3,200    Men's Wearhouse, Inc.                                                     119,072
      6,700    Michaels Stores, Inc.                                                     291,718
      4,995    Movie Gallery, Inc.(a)(f)                                                   9,790
      5,010    O'Reilly Automotive, Inc.(a)                                              166,382
      1,300    Overstock.com, Inc.(a)(f)                                                  22,789
      1,500    PC Connection, Inc.(a)                                                     17,325
      3,400    PEP Boys-Manny, Moe & Jack                                                 43,690
      7,900    PETsMART, Inc.                                                            219,225
      3,925    Pacific Sunwear of California, Inc.(a)                                     59,189
      5,400    Pathmark Stores, Inc.(a)                                                   53,730
      1,900    Payless Shoesource, Inc.(a)                                                47,310
      3,400    Petco Animal Supplies, Inc.(a)                                             97,376
      2,900    Pier 1 Imports, Inc.                                                       21,518
        750    Pricesmart, Inc.(a)                                                        11,325
      2,300    Rent-A-Center, Inc.(a)                                                     67,367
      2,200    Retail Ventures, Inc.(a)                                                   33,902
     31,900    Rite Aid Corp.(a)                                                         144,826
      8,100    Ross Stores, Inc.                                                         205,821
      2,000    Ruddick Corp.                                                              52,060
        200    Ruth's Chris Steak House, Inc.(a)                                           3,764
      6,100    Saks, Inc.                                                                105,408
      1,700    School Specialty, Inc.(a)                                                  59,993
      1,000    Sharper Image Corp.(a)                                                     10,300
        700    Shoe Carnival, Inc.(a)                                                     17,654
      2,150    Stamps.com, Inc.(a)                                                        40,979
      2,300    Stein Mart, Inc.                                                           34,983
      1,000    Systemax, Inc.(a)                                                          16,020
      3,400    Talbots, Inc.                                                              92,650
      2,700    Texas Roadhouse, Inc. Class A(a)                                           33,156
      3,400    Tractor Supply Co.(a)                                                     164,084
      4,000    Tuesday Morning Corp.                                                      55,520
      2,500    Tween Brands, Inc.(a)                                                      94,000
      1,200    Unifirst Corp.                                                             37,488
      1,800    United Stationers, Inc.(a)                                                 83,718
      7,900    Urban Outfitters, Inc.(a)                                                 139,751

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
        500    VSI Holdings, Inc.(a)                                                $          -
      1,800    Weis Markets, Inc.                                                         71,640
      1,600    West Marine, Inc.(a)                                                       22,400
      4,475    The Wet Seal, Inc. Class A(a)                                              27,477
      5,200    Williams-Sonoma, Inc.                                                     168,428
      2,700    Wilsons The Leather Experts, Inc.(a)                                        7,155
      2,300    Yankee Candle Co., Inc.                                                    67,321
      3,100    Zale Corp.(a)                                                              85,994
      2,600    Zumiez, Inc.(a)                                                            70,200
                                                                                    ------------
                                                                                       7,733,184
                                                                                    ------------
       SOAPS & COSMETICS - 0.2%
      2,000    Chattem, Inc.(a)                                                           70,240
      3,600    Church & Dwight Co., Inc.                                                 140,796
      1,900    Elizabeth Arden, Inc.(a)                                                   30,704
      1,400    Inter Parfums, Inc.                                                        26,656
      4,300    Nu Skin Enterprises, Inc. Class A                                          75,336
      1,100    Parlux Fragrances, Inc.(a)(f)                                               5,599
      3,600    Playtex Products, Inc.(a)                                                  48,240
     24,292    Revlon, Inc. Class A(a)                                                    27,450
        500    Steiner Leisure Ltd.(a)                                                    21,025
                                                                                    ------------
                                                                                         446,046
                                                                                    ------------
       STEEL - 0.4%
      6,500    AK Steel Holding Corp.(a)                                                  78,910
        200    Ampco-Pittsburgh Corp.                                                      6,186
      1,800    Carpenter Technology Corp.                                                193,518
      3,000    Chaparral Steel Co.(a)                                                    102,180
      2,600    Cleveland-Cliffs, Inc.                                                     99,086
      1,400    Cold Metal Products, Inc.(a)                                                    1
        600    Friedman Industries                                                         5,010
      1,700    Gibraltar Industries, Inc.                                                 37,706
        900    NS Group, Inc.(a)                                                          58,095
        300    Northwest Pipe Co.(a)                                                       9,000
        605    Olympic Steel, Inc.                                                        15,040
        500    Omega Flex, Inc.(a)                                                        10,170
      2,100    Oregon Steel Mills, Inc.(a)                                               102,627
      2,250    Quanex Corp.                                                               68,288
      1,700    Ryerson, Inc.                                                              37,213
      2,450    Schnitzer Steel Industries, Inc. Class A                                   77,273
        400    Shiloh Industries, Inc.(a)                                                  5,392
      3,040    Steel Dynamics, Inc.                                                      153,368
      1,500    Steel Technologies, Inc.                                                   29,445
      1,200    Universal Stainless & Alloy Products, Inc.(a)                              27,000
      3,500    Worthington Industries, Inc.                                               59,710
                                                                                    ------------
                                                                                       1,175,218
                                                                                    ------------
       TELEPHONE - 2.2%
      2,180    Adtran, Inc.                                                               51,971
      8,200    Airspan Networks, Inc.(a)                                                  22,058
      4,700    Alaska Communications Systems Group, Inc.                                  62,369
     29,053    American Tower Corp. Class A(a)                                         1,060,434
      4,705    Applied Digital Solutions, Inc.(a)                                          7,575
        600    Applied Innovation, Inc.(a)                                                 1,890
      2,600    Applied Signal Technology, Inc.                                            38,584
        500    Atlantic Tele-Network, Inc.                                                 9,240
      8,000    Autobytel, Inc.(a)                                                         23,440
      2,900    Boston Communications Group(a)                                              5,887
      2,100    CT Communications, Inc.                                                    45,612
      2,000    Carrier Access Corp.(a)                                                    14,200
      5,900    Centennial Communications Corp.                                            31,447
     10,200    Cincinnati Bell, Inc.(a)                                                   49,164
      2,000    Commonwealth Telephone Enterprises, Inc.                                   82,460
      1,800    Consolidated Communications Holdings, Inc.                                 33,678
     12,386    Covad Communications Group, Inc.(a)                                        18,455
     14,340    Crown Castle International Corp.(a)                                       505,342
      2,999    D&E Communications, Inc.                                                   37,817
      2,000    Ditech Networks, Inc.(a)                                                   15,420
     11,200    Dobson Communications Corp. Class A(a)                                     78,512
      1,415    Equinix, Inc.(a)                                                           85,042
     12,200    Extreme Networks, Inc.(a)                                                  44,286
      2,100    FairPoint Communications, Inc.                                             36,540
          1    Fibernet Telecom Group, Inc.(a)                                                 3
      6,900    FiberTower Corp.(a)(f)                                                     65,205
     18,100    Finisar Corp.(a)                                                           65,703
      4,500    Fusion Telecommunications International, Inc.(a)                            7,650
      3,400    General Communication, Inc. Class A(a)                                     42,126
      3,395    Global Crossing Ltd.(a)                                                    69,597
          6    GoAmerica, Inc.(a)                                                             19
        100    Hector Communications Corp.                                                 3,600
        800    HickoryTech Corp.                                                           5,600
      1,600    ID Systems, Inc.(a)                                                        37,808
      4,600    IDT Corp. Class B(a)                                                       66,332
        200    Ibasis, Inc.(a)                                                             1,656
      2,300    InPhonic, Inc.(a)                                                          18,216
      3,800    Interdigital Communications Corp.(a)                                      129,580
      2,400    Inter-Tel, Inc.                                                            51,840
        400    Iowa Telecommunications Services, Inc.                                      7,916
      1,500    iPCS, Inc.(a)                                                              80,325
      2,100    j2 Global Communications, Inc.(a)                                          57,057
      5,000    Leap Wireless International, Inc.(a)                                      242,450
     79,180    Level 3 Communications, Inc.(a)(f)                                        423,613
        300    NET2000 Communications, Inc.(a)                                                 -
     10,400    NII Holdings, Inc.(a)                                                     646,464
      4,300    NTELOS Holdings Corp.(a)                                                   54,911
     21,855    NTL, Inc.                                                                 555,773
        600    North Pittsburgh Systems, Inc.                                             15,102
      3,086    Novatel Wireless, Inc.(a)                                                  29,718
        247    Optical Cable Corp.(a)                                                      1,272
     29,100    Primus Telecommunications GP(a)(f)                                         13,386
      1,200    RCN Corp.(a)                                                               33,960
     14,400    Sonus Networks, Inc.(a)                                                    75,744
        390    Stratos International, Inc.(a)                                              2,699
      4,200    SunCom Wireless Holdings, Inc. Class A(a)                                   4,032
        800    SureWest Communications                                                    15,576
      3,100    Syniverse Holdings, Inc.(a)                                                46,500
      3,433    Talk America Holdings, Inc.(a)                                             32,614
      2,900    Telephone & Data Systems, Inc.                                            122,090
      3,300    Telephone & Data Systems, Inc. (Special Shares)                           134,805
        200    Telular Corp.(a)                                                              434

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      2,700    Terremark Worldwide, Inc.(a)                                         $     14,985
      7,100    Time Warner Telecom, Inc. Class A(a)                                      134,971
        175    Tut Systems, Inc.(a)                                                          166
      6,100    US Cellular Corp.(a)                                                      364,170
        500    US LEC Corp. Class A(a)                                                     3,445
      2,500    USA Mobility, Inc.                                                         57,100
      1,700    Ulticom, Inc.(a)                                                           17,697
      4,400    Utstarcom, Inc.(a)(f)                                                      39,028
     13,100    Vonage Holdings Corp.(a)(f)                                                90,128
      1,500    Warwick Valley Telephone Co.                                               30,150
                                                                                    ------------
                                                                                       6,274,639
                                                                                    ------------
       TIRES & RUBBER GOODS - 0.1%
        200    American Biltrite, Inc.(a)                                                  2,000
      1,100    Bandag, Inc.                                                               45,144
      1,700    Carlisle Cos., Inc.                                                       142,970
      5,900    Cooper Tire & Rubber Co.(f)                                                59,354
      1,000    SRI/Surgical Express, Inc.(a)                                               4,350
        400    Synergetics USA, Inc.(a)                                                    1,784
                                                                                    ------------
                                                                                         255,602
                                                                                    ------------
       TOBACCO - 0.2%
      5,500    Alliance One International, Inc.(a)                                        22,550
      7,800    Loews Corp. - Carolina Group                                              432,042
      1,100    M&F Worldwide Corp.(a)                                                     16,170
        900    Schweitzer-Mauduit International, Inc.                                     17,082
      1,545    Universal Corp.                                                            56,439
      4,683    Vector Group Ltd.                                                          75,958
                                                                                    ------------
                                                                                         620,241
                                                                                    ------------
       TRAVEL & RECREATION - 2.2%
        100    Aldila, Inc.                                                                1,545
      4,038    All-American SportPark, Inc.(a)                                               808
      1,200    Ambassadors Group, Inc.                                                    33,936
      1,700    Amerco, Inc.(a)                                                           126,055
        100    American Classic Voyages Co.(a)                                                 -
      3,600    Ameristar Casinos, Inc.                                                    78,156
      2,200    Aztar Corp.(a)                                                            116,622
      3,000    Bally Technologies, Inc.(a)                                                52,800
      2,500    Bally Total Fitness Holding Corp.(a)                                        3,775
      5,200    Boyd Gaming Corp.                                                         199,888
        600    Buckhead America Corp.(a)                                                       -
      4,000    CKX, Inc.(a)                                                               49,800
      3,700    Callaway Golf Co.                                                          48,507
      2,700    Cedar Fair, LP                                                             71,037
        600    Central Parking Corp.                                                       9,900
      4,800    Choice Hotels International, Inc.                                         196,320
      3,500    Dick's Sporting Goods, Inc.(a)                                            159,320
      1,500    Dollar Thrifty Automotive Group(a)                                         66,855
      3,416    Dover Downs Gaming & Entertainment, Inc.                                   41,504
      4,300    Empire Resorts, Inc.(a)                                                    30,487
     23,377    Expedia, Inc.(a)                                                          366,551
      1,000    Full House Resorts, Inc.(a)                                                 3,350
        100    Golf Galaxy, Inc.(a)                                                        1,300
      1,800    Great Wolf Resorts, Inc.(a)                                                21,528
        800    Hudson Hotels Corp.(a)                                                          1
      3,800    Interstate Hotels & Resorts, Inc.(a)                                       40,964
      1,392    K2, Inc.(a)                                                                16,328
     24,700    Las Vegas Sands Corp.(a)                                                1,688,245
      1,600    Life Time Fitness, Inc.(a)                                                 74,064
      1,100    Lodgian, Inc.(a)                                                           14,608
     19,900    MGM Mirage(a)                                                             785,851
      3,400    MTR Gaming Group, Inc.(a)                                                  31,926
      1,500    Marcus Corp.                                                               34,455
        700    Marine Products Corp.                                                       6,804
      1,100    Monarch Casino & Resort, Inc.(a)                                           21,329
      2,700    Multimedia Games, Inc.(a)                                                  24,516
      3,400    Orient Express Hotels Ltd. 'A'                                            127,092
      3,400    Pinnacle Entertainment, Inc.(a)                                            95,608
      4,550    Pool Corp.                                                                175,175
      2,300    President Casinos, Inc.(a)                                                    460
      4,200    Progressive Gaming International Corp.(a)                                  34,440
        300    Red Lion Hotels Corp.(a)                                                    3,228
      1,800    Rent-Way, Inc.(a)                                                          18,882
     15,700    Royal Caribbean Cruises Ltd.                                              609,317
      5,900    Scientific Games Corp. Class A(a)                                         187,620
      3,043    Shuffle Master, Inc.(a)(f)                                                 82,191
      6,800    Silverleaf Resorts, Inc.(a)                                                25,976
      9,300    Six Flags, Inc.(a)(f)                                                      48,639
        200    Sonesta International Hotels Class A                                        3,532
      2,600    Speedway Motorsports, Inc.                                                 94,666
      4,700    Station Casinos, Inc.                                                     271,801
      1,200    Stellent, Inc.                                                             13,008
      1,100    Travelzoo, Inc.(a)                                                         31,702
      1,900    Vail Resorts, Inc.(a)                                                      76,038
      1,800    WMS Industries, Inc.(a)                                                    52,578
                                                                                    ------------
                                                                                       6,371,088
                                                                                    ------------
       TRUCKING & FREIGHT - 1.0%
      2,200    Arkansas Best Corp.                                                        94,666
        300    BancTrust Financial Group, Inc.                                             8,367
      7,800    CH Robinson Worldwide, Inc.                                               347,724
      2,425    Celadon Group, Inc.(a)                                                     40,352
      1,100    Central Freight Lines, Inc.(a)                                              2,365
      2,000    Con-way, Inc.                                                              89,640
      2,700    Covenant Transport, Inc. Class A(a)                                        32,967
      9,510    Expeditors International Washington, Inc.                                 423,956
      2,600    Forward Air Corp.                                                          86,034
      1,900    Frozen Food Express Industries(a)                                          14,421
      2,400    HUB Group, Inc. Class A(a)                                                 54,672
      6,208    Heartland Express, Inc.                                                    97,341
      4,800    Hythiam, Inc.(a)(f)                                                        34,656
      8,900    JB Hunt Transport Services, Inc.                                          184,853
      4,500    Knight Transportation, Inc.                                                76,275
      6,910    Laidlaw International, Inc.                                               188,850
      4,800    Landstar System, Inc.                                                     204,960
      1,237    Marten Transport Ltd.(a)                                                   21,140
      3,162    Old Dominion Freight Line, Inc.(a)                                         94,955
        400    PAM Transportation Services(a)                                             10,024

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST SEPTEMBER 30, 2006 (UNAUDITED)

     SHARES
       HELD    INDUSTRY/ISSUE                                                              VALUE
------------------------------------------------------------------------------------------------
      3,100    Pacer International, Inc.                                            $     86,056
      1,100    Quality Distribution, Inc.(a)                                              16,192
      3,300    Sirva, Inc.(a)                                                              8,778
      3,770    Swift Transportation Co., Inc.(a)                                          89,424
      1,000    TAL International Group, Inc.                                              21,210
      1,900    US Xpress Enterprises, Inc. Class A(a)                                     43,985
        700    USA Truck, Inc.(a)                                                         13,335
      5,700    UTI Worldwide, Inc.                                                       159,429
        900    Universal Truckload Services, Inc.(a)                                      23,373
      1,800    Wabash National Corp.                                                      24,642
      3,700    Werner Enterprises, Inc.                                                   69,227
      3,529    YRC Worldwide, Inc.(a)                                                    130,714
                                                                                    ------------
                                                                                       2,794,583
                                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost - $197,074,887) - 88.1%                                         257,974,083
                                                                                    ------------

                         PREFERRED STOCKS
       TELEPHONE - 0.0%
         50    ATSI Communications, Inc. Series H(a)(g)                                       12
                                                                                    ------------
               TOTAL PREFERRED STOCKS
               (Cost - $200) - 0.0%                                                           12
                                                                                    ------------

                         WARRANTS(d) TELEPHONE - 0.0%
        121    Optical Cable Corp. (expires 10/24/2007)                                       33
                                                                                    ------------
               TOTAL WARRANTS
               (Cost - $0) - 0.0%                                                             33
                                                                                    ------------

                         OTHER INTERESTS(e)
       ENERGY & UTILITIES - 0.0%
        600    PetroCorp Inc.(Escrow Shares)(a)                                                -
                                                                                    ------------
               TOTAL OTHER INTERESTS
               (Cost - $0) - 0.0%                                                              -
                                                                                    ------------

 BENEFICIAL
   INTEREST
-----------
                       SHORT-TERM SECURITIES
$32,469,049    BlackRock Liquidity Series, LLC
                  Cash Sweep Series I, 5.18%(b)(i)                                  $ 32,469,049
 15,984,250    BlackRock Liquidity Series, LLC
                  Money Market Series, 5.33%(b)(c)(i)                                 15,984,250
                                                                                    ------------
               TOTAL SHORT-TERM SECURITIES
               (Cost - $48,453,299) - 16.5%                                           48,453,299
                                                                                    ------------
               TOTAL INVESTMENTS
               (Cost - $245,528,386*) - 104.6%                                       306,427,427
               Liabilities in Excess of Other Assets - (4.6%)                        (13,583,347)
                                                                                    ------------
               NET ASSETS - 100.0%                                                  $292,844,080
                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                                      $246,403,821
                                                                                    ============
Gross unrealized appreciation                                                       $ 74,747,888
Gross unrealized depreciation                                                        (14,724,282)
                                                                                    ------------
Net unrealized appreciation                                                         $ 60,023,606
                                                                                    ============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                                                               INTEREST/DIVIDEND
AFFILIATE                                      NET ACTIVITY                               INCOME
------------------------------------------------------------------------------------------------
BlackRock Liquidity Series,
   LLC Cash Sweep Series I                      $14,862,583                           $1,255,156
BlackRock Liquidity Series,
   LLC Money Market Series                      $ 1,157,116                           $  142,355
BlackRock, Inc.                                 $       700                           $    5,334

(c) Security was purchased with the cash proceeds from securities loans.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.

(f) Security, or a portion of security, is on loan.

(g) Convertible security.

(h) Depositary receipts.

(i) Represents the current yield as of September 30, 2006.

  o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of September 30, 2006,were as follows:

NUMBER OF                                      EXPIRATION              FACE          UNREALIZED
CONTRACTS        ISSUE                               DATE             VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------
       33        Russell 2000 Futures       December 2006       $11,963,415            $116,235
       59        S&P MidCap Futures         December 2006        22,156,997             280,703
                                                                                       --------
TOTAL UNREALIZED APPRECIATION - NET                                                    $396,938
                                                                                       ========

34

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                 DIRECTORS     Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Richard A. Zucker

            ADMINISTRATOR,     USAA Investment Management Company
       INVESTMENT ADVISER,     P.O. Box 659453
              UNDERWRITER,     San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT     USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                 CUSTODIAN     JP Morgan Chase
                               4 Chase MetroTech, 18th Floor
                               Brooklyn, New York 11245

                ACCOUNTING     State Street Bank & Trust Company
                     AGENT     500 College Road East
                               Princeton, New Jersey 08540

               INDEPENDENT     Ernst & Young LLP
         REGISTERED PUBLIC     100 West Houston St., Suite 1800
           ACCOUNTING FIRM     San Antonio, Texas 78205

                 TELEPHONE     Call toll free - Central time
          ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.

            FOR ADDITIONAL     (800) 531-8181
         INFORMATION ABOUT     For account servicing, exchanges,
              MUTUAL FUNDS     or redemptions (800) 531-8448

           RECORDED MUTUAL     24-hour service (from any phone)
         FUND PRICE QUOTES     (800)531-8066

         USAA SELF-SERVICE     For account balance, last transaction, fund
          TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                               (800)531-8777

           INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                      INSURANCE o MEMBER SERVICES

48416-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended September 30, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.